January 18, 2012

Dear Shareholder,

Invesco is continually conducting a comprehensive review of its product line to sharpen its offerings to investors. A key goal of this effort is to reduce overlap and enhance efficiency across the product line for the benefit of Invesco Funds’ shareholders and Invesco.

As the next step in the process, the Invesco Funds Boards have approved a realignment of four fund offerings, subject to shareholder approval.

The independent trustees of the Invesco Funds Board believe that the reorganization proposed in the accompanying proxy statement/prospectus is in the best interest of your Fund and the attached proxy statement/prospectus seeks your vote in favor of the proposed reorganization.

Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the shareholder meeting, you may vote your shares in person. If you expect to attend the shareholder meeting in person, or have questions, please notify us by calling 1-800-952-3502. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, reminding you to vote your shares.

Sincerely,

Mr. Philip Taylor
President and Principal Executive Officer

AIF-PXY-1

AIM Investment Funds (Invesco Investment Funds)

11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To Be Held on April 2, 2012

A special meeting (the “Meeting”) of the shareholders of the Invesco Commodities Strategy Fund (the “Target Fund”), a series of AIM Investment Funds (Invesco Investment Funds) (the “Trust”), will be held on April 2, 2012, at 3:00 p.m., Central time, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 to vote on the following proposal:

To approve an Agreement and Plan of Reorganization between the Target Fund and Invesco Balanced-Risk Commodity Strategy Fund (the “Acquiring Fund”), a series of the Trust, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).

Shareholders of record as of the close of business on January 4, 2012, are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting. The proposal will be effected only if the Target Fund’s shareholders approve the proposal.

The Board of Trustees of the Trust (the “Board”) requests that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope or by voting by telephone or via the internet using the instructions on the proxy card.

The Board recommends that you cast your vote FOR the above proposal as described in the Proxy Statement/Prospectus.

Please sign and promptly return each proxy card in the postage paid return envelope regardless of the number of shares owned.

Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the Meeting and voting in person.

Mr. Philip Taylor
President

January 18, 2012

AIM Investment Funds (Invesco Investment Funds)

11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246

PROXY STATEMENT/PROSPECTUS
January 18, 2012

Introduction

This Proxy Statement/Prospectus contains information that shareholders of the Invesco Commodities Strategy Fund (the “Target Fund”), a series of AIM Investment Funds (Invesco Investment Funds) (the “Trust”), should know before voting on the proposed reorganization that is described herein, and should be retained for future reference. This document is both the proxy statement of the Target Fund and also a prospectus for the Invesco Balanced-Risk Commodity Strategy Fund (the “Acquiring Fund”), which is a series of the Trust. The Target Fund and the Acquiring Fund are a series of a registered open-end management investment company. The Target Fund and the Acquiring Fund collectively are referred to as the “Funds” and individually as a “Fund.”

A special meeting of the shareholders of the Target Fund (the “Meeting”) will be held at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 on April 2, 2012, at 3:00 p.m., Central time. At the Meeting, shareholders of the Target Fund will be asked to consider the following proposal:

To approve an Agreement and Plan of Reorganization between the Target Fund and the Acquiring Fund, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).

The total value of the Acquiring Fund shares of each class that shareholders will receive in the Reorganization will be the same as the total value of the shares of each corresponding class of the Target Fund that shareholders held immediately prior to the Reorganization. The Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganization. No sales charges or redemption fees will be imposed in connection with the Reorganization.

The Board of Trustees of the Trust (the “Board”) has fixed the close of business on January 4, 2012, as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of the Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card will be mailed on or about January 19, 2012, to all shareholders eligible to vote on the Reorganization.

The Board has approved the Agreement and Plan of Reorganization and has determined that the Reorganization is in the best interest of the Target Fund and the Acquiring Fund and will not dilute the interests of the existing shareholders of the Target Fund or the Acquiring Fund. If shareholders of the Target Fund do not approve the Reorganization, the Board will consider what further action is appropriate for the Target Fund.

Additional information about the Funds is available in the:

•	Prospectuses for the Target Fund and the Acquiring Fund;

•	Annual and semi-annual reports to shareholders of the Target Fund and the Acquiring Fund; and

•	Statements of Additional Information (“SAIs”) for the Target Fund and the Acquiring Fund.

These documents are on file with the Securities and Exchange Commission (the “SEC”). The current prospectus of the Target Fund dated November 18, 2011, as amended, is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. A copy of the current prospectus of the Acquiring Fund accompanies this Proxy Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Proxy Statement/Prospectus. The SAI to this Proxy Statement/Prospectus, dated the same date as this Proxy Statement/Prospectus, also is incorporated herein by reference and is deemed to be part of this Proxy Statement/Prospectus. The Target Fund prospectus, the most recent annual reports to shareholders — containing audited financial statements for the most recent fiscal year — and the most recent semi-annual reports to shareholders of the Target Fund have been previously mailed to shareholders and are available on the Target Fund’s website at www.invesco.com/us.

Copies of all of these documents are available upon request without charge by visiting or writing to the Target Fund, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046, or calling (800) 959-4246.

You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-1520, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

i

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

Shareholders of the Target Fund are being asked to consider and approve an Agreement and Plan of Reorganization (the “Agreement”) that will have the effect of reorganizing the Target Fund with and into the Acquiring Fund, as summarized below. The Agreement provides for (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.

SUMMARY OF KEY INFORMATION

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAIs of the Funds. Shareholders should read the entire Proxy Statement/Prospectus and the prospectus of the Acquiring Fund carefully for more complete information.

On what am I being asked to vote?

As a shareholder of the Target Fund, you are being asked to consider and vote to approve the Agreement under which the assets and liabilities of the Target Fund will be transferred to the Acquiring Fund.

If shareholders of the Target Fund approve the Agreement, shares of each class of the Target Fund will be exchanged for Acquiring Fund shares of the corresponding class of equal value, which will result in your holding shares of the Acquiring Fund equal to the value of your shares of the corresponding class of the Target Fund, and the Target Fund will be liquidated and terminated.

Has my Fund’s Board of Trustees approved the Reorganization?

Yes. The Board has carefully reviewed the proposal and unanimously approved the Agreement and the Reorganization. The Board recommends that shareholders of the Target Fund vote “FOR” the Agreement.

What are the reasons for the proposed Reorganization?

On June 1, 2010, Invesco Ltd. (“Invesco”), the indirect parent company of Invesco Advisers, Inc., the Funds’ investment adviser (“Invesco Advisers” or “Adviser”), acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled the company to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganization proposed in this Proxy Statement/Prospectus is part of a larger group of reorganizations across Invesco’s mutual fund platform that began in early 2011. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap, and create scale in the resulting funds.

In considering the Reorganization and the Agreement, the Board considered these and other factors in concluding that the Reorganization would be in the best interest of the Funds. The Board’s considerations are described in more detail in the “THE PROPOSED REORGANIZATION — Board Considerations in Approving the Reorganization” section below.

What effect will the Reorganization have on me as a shareholder?

Immediately after the Reorganization, you will hold shares of a class of the Acquiring Fund that are equal in value to the shares of the corresponding class of the Target Fund that you held immediately prior to the closing of the Reorganization. The principal differences between the Target Fund and the Acquiring Fund are described in this Proxy Statement/Prospectus. The prospectus of the Acquiring Fund that accompanies this Proxy Statement/Prospectus contains additional information about the Acquiring Fund that you will hold shares of following the Reorganization, if approved.

How do the Funds’ investment objectives, principal investment strategies and risks compare?

The Acquiring Fund and the Target Fund have similar investment objectives, as described below. Each Fund’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval, although there is no present intention to do so.

Investment Objectives

Invesco Commodities Strategy Fund (Target Fund)	Invesco Balanced-Risk Commodity Strategy Fund (Acquiring Fund)

Long-term total return.	To provide total return.

The principal investment strategies of the Acquiring Fund are similar to the principal investment strategies of the Target Fund, although the Acquiring Fund may invest in different types of investments and have different investment policies and limitations than the Target Fund. As a result, the risks of owning shares of the Acquiring Fund are similar to the risks of owning shares of the Target Fund, although the risks of the Funds may not be exactly the same. The sections below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Principal Investment Strategies” and “Comparison of the Principal Risks of Investing in the Funds” compare the principal investment strategies and risks of the Target Fund and the Acquiring Fund and highlight certain key differences.

1

How do the Funds’ expenses compare?

The tables below provide a summary comparison of the expenses of the Target Fund and the Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganization. The pro forma expense ratios show projected estimated expenses, but actual expenses may be greater or less than those shown. Note that pro forma management fees and total expenses before fee waivers and expense reimbursements of the Acquiring Fund are expected to be higher than the management fees and total expenses of the Target Fund.

Expense Tables and Expense Examples*

	Current				Pro Forma
					Invesco Commodities
					Strategy Fund
					+
					Invesco Balanced-
					Risk Commodity
	Invesco		Invesco Balanced-		Strategy Fund
	Commodities		Risk Commodity		(assumes
	Strategy Fund		Strategy Fund		Reorganization is
	(Target Fund)		(Acquiring Fund)		completed)
	Class A		Class A		Class A

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%		1.05%		1.05%
Distribution and Service (12b-1) Fees	0.25%		0.25%		0.25%
Other Expenses	0.51	%(1)	0.24%		0.38%
Acquired Fund Fees and Expenses	N/A		0.01%		0.01%

Total Annual Fund Operating Expenses	1.26	%(1)	1.55%		1.69%
Fee Waiver and/or Expense Reimbursement	—		0.32	%(2)	0.46	%(3)

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.26	%(1)	1.23%		1.23%

	Current				Pro Forma
					Invesco Commodities
					Strategy Fund
					+
					Invesco Balanced-
			Invesco		Risk Commodity
	Invesco		Balanced-Risk		Strategy Fund
	Commodities		Commodity		(assumes
	Strategy Fund		Strategy Fund		Reorganization is
	(Target Fund)		(Acquiring Fund)		completed)
	Class B		Class B		Class B

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%		5.00%		5.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%		1.05%		1.05%
Distribution and Service (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.51	%(1)	0.24%		0.38%
Acquired Fund Fees and Expenses	N/A		0.01%		0.01%

Total Annual Fund Operating Expenses	2.01	%(1)	2.30%		2.44%
Fee Waiver and/or Expense Reimbursement	—		0.32	%(2)	0.46	%(3)

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	2.01	%(1)	1.98%		1.98%

2

	Current				Pro Forma
					Invesco Commodities
					Strategy Fund
					+
					Invesco Balanced-
					Risk Commodity
	Invesco		Invesco Balanced-		Strategy Fund
	Commodities		Risk Commodity		(assumes
	Strategy Fund		Strategy Fund		Reorganization is
	(Target Fund)		(Acquiring Fund)		completed)
	Class C		Class C		Class C

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%		1.00%		1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%		1.05%		1.05%
Distribution and Service (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.51	%(1)	0.24%		0.38%
Acquired Fund Fees and Expenses	N/A		0.01%		0.01%

Total Annual Fund Operating Expenses	2.01	%(1)	2.30%		2.44%
Fee Waiver and/or Expense Reimbursement	—		0.32	%(2)	0.46	%(3)

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	2.01	%(1)	1.98%		1.98%

	Current				Pro Forma
					Invesco Commodities
					Strategy Fund
					+
					Invesco Balanced-
			Invesco		Risk Commodity
	Invesco		Balanced-Risk		Strategy Fund
	Commodities		Commodity		(assumes
	Strategy Fund		Strategy Fund		Reorganization is
	(Target Fund)		(Acquiring Fund)		completed)
	Class R		Class R		Class R

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%		1.05%		1.05%
Distribution and Service (12b-1) Fees	0.50%		0.50%		0.50%
Other Expenses	0.51	%(1)	0.24%		0.38%
Acquired Fund Fees and Expenses	N/A		0.01%		0.01%

Total Annual Fund Operating Expenses	1.51	%(1)	1.80%		1.94%
Fee Waiver and/or Expense Reimbursement	0.00%		0.32	%(2)	0.46	%(3)

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.51	%(1)	1.48%		1.48%

3

	Current				Pro Forma
					Invesco Commodities
					Strategy Fund
					+
					Invesco Balanced-
					Risk Commodity
	Invesco		Invesco Balanced-		Strategy Fund
	Commodities		Risk Commodity		(assumes
	Strategy Fund		Strategy Fund		Reorganization is
	(Target Fund)		(Acquiring Fund)		completed)
	Class Y		Class Y		Class Y

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%		1.05%		1.05%
Distribution and Service (12b-1) Fees	None		None		None
Other Expenses	0.51	%(1)	0.24%		0.38%
Acquired Fund Fees and Expenses	N/A		0.01%		0.01%

Total Annual Fund Operating Expenses	1.01	%(1)	1.30%		1.44%
Fee Waiver and/or Expense Reimbursement	—		0.32	%(2)	0.46	%(3)

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.01	%(1)	0.98%		0.98%

	Current				Pro Forma
					Invesco Commodities
					Strategy Fund
					+
					Invesco Balanced-
					Risk Commodity
	Invesco		Invesco Balanced-		Strategy Fund
	Commodities		Risk Commodity		(assumes
	Strategy Fund		Strategy Fund		Reorganization is
	(Target Fund)		(Acquiring Fund)		completed)
	Institutional Class		Institutional Class		Institutional Class

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%		1.05%		1.05%
Distribution and Service (12b-1) Fees	None		None		None
Other Expenses	0.31	%(1)	0.16%		0.19%
Acquired Fund Fees and Expenses	N/A		0.01%		0.01%

Total Annual Fund Operating Expenses	0.81	%(1)	1.22%		1.25%
Fee Waiver and/or Expense Reimbursement	—		0.24	%(2)	0.46	%(3)

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.81	%(1)	0.98%		0.79%

*	Expense ratios reflect annual fund operating expenses for the most recent fiscal year (as disclosed in the Funds’ current prospectuses) of the Target Fund (October 31, 2011) and the Acquiring Fund (October 31, 2011). Pro forma numbers are estimated as if the Reorganization had been completed as of November 1, 2010 and do not include the estimated costs of the Reorganization. The Target Fund and the Acquiring Fund will not bear any Reorganization costs. For more information on the costs of the Reorganization to be borne by the Funds, see “Costs of the Reorganization” below.

(1)	Other Expenses and Total Annual Fund Operating Expenses have been restated for the current fiscal year.

(2)	The Adviser has contractually agreed, through at least February 28, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R, Class Y, and Institutional Class shares to 1.22%, 1.97%, 1.97%, 1.47%, 0.97%, and 0.97%, respectively, of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2013.

(3)	Effective upon the closing of the Reorganization, the Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.22%, Class B shares to 1.97%, Class C shares to 1.97%, Class R to 1.47%, Class Y shares to 0.97% and Institutional Class shares to 0.97% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board and Invesco Advisers mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

4

Expense Example

This Example is intended to help you compare the costs of investing in different classes of the Target Fund and the Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of the Acquiring Fund after giving effect to the Reorganization of the corresponding Target Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Tables above.

The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
Fund/Class	Year	Years	Years	Years

Invesco Commodities Strategy Fund (Target) — Class A	$671	$928	$1,204	$1,989
Invesco Balanced-Risk Commodity Strategy Fund (Acquiring) — Class A	$668	$983	$1,320	$2,268
Combined Pro forma Target Fund + Acquiring Fund — Class A (assuming the Reorganization is completed)	$668	$966	$1,333	$2,363
Invesco Commodities Strategy Fund (Target) — Class B	$704	$930	$1,283	$2,144
Invesco Commodities Strategy Fund (Target) — Class B (if you did not redeem your shares)	$204	$630	$1,083	$2,144
Invesco Balanced-Risk Commodity Strategy Fund (Acquiring) — Class B	$701	$988	$1,401	$2,423
Invesco Balanced-Risk Commodity Strategy Fund (Acquiring) — Class B (if you did not redeem your shares)	$201	$688	$1,201	$2,423
Combined Pro forma Target Fund + Acquiring Fund — Class B (assuming the Reorganization is completed)	$701	$970	$1,415	$2,517
Combined Pro forma Target Fund + Acquiring Fund — Class B (assuming the Reorganization is completed) (if you did not redeem your shares)	$201	$670	$1,215	$2,517
Invesco Commodities Strategy Fund (Target) — Class C	$304	$630	$1,083	$2,338
Invesco Commodities Strategy Fund (Target) — Class C (if you did not redeem your shares)	$204	$630	$1,083	$2,338
Invesco Balanced-Risk Commodity Strategy Fund (Acquiring) — Class C	$301	$688	$1,201	$2,611
Invesco Balanced-Risk Commodity Strategy Fund (Acquiring) — Class C (if you did not redeem your shares)	$201	$688	$1,201	$2,611
Combined Pro forma Target Fund + Acquiring Fund — Class C (assuming the Reorganization is completed)	$301	$670	$1,215	$2,704
Combined Pro forma Target Fund + Acquiring Fund — Class C (assuming the Reorganization is completed) (if you did not redeem your shares)	$201	$670	$1,215	$2,704
Invesco Commodities Strategy Fund (Target) — Class R	$154	$477	$824	$1,802
Invesco Balanced-Risk Commodity Strategy Fund (Acquiring) — Class R	$151	$535	$945	$2,090
Combined Pro forma Target Fund + Acquiring Fund — Class R (assuming the Reorganization is completed)	$151	$518	$959	$2,187
Invesco Commodities Strategy Fund (Target) — Class Y	$103	$322	$558	$1,236
Invesco Balanced-Risk Commodity Strategy Fund (Acquiring) — Class Y	$100	$381	$682	$1,540
Combined Pro forma Target Fund + Acquiring Fund — Class Y (assuming the Reorganization is completed)	$100	$363	$697	$1,642
Invesco Commodities Strategy Fund (Target) — Institutional Class	$ 83	$259	$450	$1,002
Invesco Balanced-Risk Commodity Strategy Fund (Acquiring) — Institutional Class	$100	$363	$647	$1,456
Combined Pro forma Target Fund + Acquiring Fund — Institutional Class (assuming the Reorganization is completed)	$ 81	$303	$595	$1,428

The Example is not a representation of past or future expenses. Each Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds’ projected or actual performance.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect each Fund’s performance.

During the fiscal year ended October 31, 2011, the Target Fund’s portfolio turnover rate was 22% of the average value of the portfolio. During the fiscal year ended October 31, 2011, the Acquiring Fund’s portfolio turnover rate was 0% of the average value of the portfolio.

For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Reorganization, see the section entitled “THE PROPOSED REORGANIZATION — Board Considerations in Approving the Reorganization” in this Proxy Statement/Prospectus.

5

How do the performance records of the Funds compare?

The performance history of each Fund for certain periods as of September 30, 2011 is shown below. The returns below may not be indicative of a Fund’s future performance. The table below compares the performance history of the Acquiring Fund’s oldest share class to the performance history of the comparable class of the Target Fund. Since inception performance is only provided for share classes with less than 10 years of performance history. Other classes of shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses. The prospectuses for the Funds contain additional performance information under the headings “Performance Information” and “Financial Highlights.” Additional performance information and a discussion of performance are also included in each Fund’s most recent annual report to shareholders.

Average Annual Total Returns*	1 Year	Since Inception

Invesco Balanced-Risk Commodity Strategy Fund (Acquiring Fund) — Class A (inception date: November 30, 2010)
Return Before Taxes	—	(8.63)%
Return After Taxes on Distributions	—	(8.63)%
Return After Taxes on Distributions and Sale of Fund Shares	—	(5.61)%

Invesco Commodities Strategy Fund (Target Fund) — Class A (inception date: April 30, 2008)(1)
Return Before Taxes	(5.70)%	(12.90)%
Return After Taxes on Distributions	(6.47)%	(13.33)%
Return After Taxes on Distributions and Sale of Fund Shares	(3.66)%	(10.89)%

*	The above total return figures reflect the maximum front-end sales charge (load) of 5.50% applicable to Class A shares. Returns less than one year have not been annualized.

(1)	The returns shown for periods prior to June 1, 2010, are those of the Class A shares of a predecessor fund that was advised by Morgan Stanley Investment Advisors Inc. and was reorganized into the Acquiring Fund on June 1, 2010. The returns shown for periods after June 1, 2010, are those of the Acquiring Fund. The returns of the Acquiring Fund are different from the predecessor fund as they had different expenses and sales charges.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How do the management, investment adviser and other service providers of the Funds compare?

Each Fund is overseen by the same Board and officers. In addition, Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Fund pursuant to an investment advisory agreement that contains substantially identical terms (except for fees) for each Fund. The effective advisory fee at current breakpoint levels of the Acquiring Fund is higher than the effective advisory fee of the Target Fund. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers has acted as an investment adviser since its organization in 1976. As of September 30, 2011, Invesco Advisers had $281 billion under management. Invesco Advisers is an indirect, wholly-owned subsidiary of Invesco.

The advisory agreement applicable to the Funds provides that Invesco Advisers may delegate any and all of its rights, duties, and obligations to one or more wholly-owned affiliates of Invesco as sub-advisers (the “Invesco Sub-Advisers”). Pursuant to Master Intergroup Sub-Advisory Contracts, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to a Fund. The Invesco Sub-Advisers, each of which is an indirect, wholly-owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:

•	Invesco Asset Management Deutschland GmbH;

•	Invesco Asset Management Limited;

•	Invesco Australia Limited;

•	Invesco Canada Ltd;

•	Invesco Hong Kong Limited;

•	Invesco Asset Management (Japan) Limited; and

•	Invesco Senior Secured Management, Inc.

Other key service providers to the Target Fund, including the administrator, transfer agent, custodian, distributor and auditor, provide the same or substantially the same services to the Acquiring Fund. The Acquiring Fund’s prospectus and SAI describe the services and other arrangements with these service providers.

How do the Funds’ purchase and redemption procedures and exchange policies compare?

The purchase and redemption procedures and exchange policies for each class of the Target Fund are the same as those of the corresponding class of the Acquiring Fund.

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How do the Funds’ sales charges and distribution arrangements compare?

The sales charges and sales charge exemptions for each class of the Target Fund are the same as those of the corresponding class of the Acquiring Fund. For more information on the sales charges and distribution and shareholder servicing arrangements of the Funds, see the section entitled “Comparison of Share Classes and Distribution Arrangements.”

Will the Acquiring Fund have different portfolio managers than a corresponding Target Fund?

No. The portfolio management team for the Target Fund is the same as the portfolio management team for the Acquiring Fund. The Acquiring Fund prospectus that accompanies this Proxy Statement/Prospectus provides biographical information about the key individuals that comprise the portfolio management team for the Acquiring Fund.

Will there be any tax consequences resulting from the proposal?

The Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Target Fund anticipates receiving a legal opinion to that effect. Thus, while there can be no guarantee that the Internal Revenue Service (“IRS”) will adopt a similar position, it is expected that shareholders will have no adverse federal income tax consequences as a result of the Reorganization. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this Proxy Statement/Prospectus relates only to the federal income tax consequences of the Reorganization. A portion of the Target Fund’s portfolio assets are anticipated to be sold in connection with the Reorganization as distinct from normal portfolio turnover. Such repositioning of the Target Fund’s portfolio assets may occur before or after the Closing of the Reorganization. This may result in the realization of ordinary income and capital gains, reduced by any available capital loss carryovers, that would be distributed to shareholders. A further discussion of the potential tax impact of such sales of portfolio assets is included under “The Proposed Reorganization — Federal Income Tax Considerations” in this proxy/prospectus.

When is the Reorganization expected to occur?

If shareholders of the Target Fund approve the Reorganization, it is anticipated that the Reorganization will occur on or around April 30, 2012.

How do I vote on the Reorganization?

There are several ways you can vote your shares, including in person at the Meeting, by mail, by telephone, or via the Internet. The proxy card that accompanies this Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the proposal, as recommended by the Board, and in their best judgment on other matters.

What will happen if shareholders of the Target Fund do not approve the Reorganization?

If the shareholders of the Target Fund do not approve the Reorganization, the Target Fund’s Board will consider other possible courses of action for the Target Fund.

What if I do not wish to participate in the Reorganization?

If you do not wish to have your shares of the Target Fund exchanged for shares of the Acquiring Fund as part of the Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, you will incur any applicable deferred sales charge, and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Why are you sending me the Proxy Statement/Prospectus?

You are receiving this Proxy Statement/Prospectus because you own shares in the Target Fund as of the Record Date and have the right to vote on the very important proposal described herein concerning your Target Fund. This Proxy Statement/Prospectus contains information that shareholders of the Target Fund should know before voting on the proposed Reorganization. This document is both a proxy statement of the Target Fund and also a prospectus for the Acquiring Fund.

Where can I find more information about the Funds and the Reorganization?

Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Proxy Statement/Prospectus contains additional information about the Reorganization. You are encouraged to read the entire document. If you need any assistance, or have any questions regarding the Reorganization or how to vote, please call Invesco Client Services at (800) 959-4246.

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ADDITIONAL INFORMATION ABOUT THE FUNDS

Comparison of Principal Investment Strategies

The following section compares the principal investment strategies of the Target Fund with the principal investment strategies of the Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”

Investment Strategies.  A principal difference between the investment strategies of the Target Fund and the Acquiring Fund is that the Target Fund is managed to more closely track the performance returns of an index than the Acquiring Fund, which is not managed to track the returns of an index. The Target Fund seeks to outperform the returns of the Dow Jones-UBS Commodity Total Return Index (“DJ-UCI”). The Target Fund invests primarily in derivative instruments, including commodity-linked notes, commodity total return swaps and commodity futures, and also in money market instruments and the Subsidiary (discussed below). The Adviser uses an indexed-based process designed to balance the risk among the main commodity sectors such that no one sector drives the portfolio’s performance. Commodity-linked notes will be used to facilitate exposure to the entire DJ-UCI. Commodity-linked notes are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes. Commodity total return swaps will be used to efficiently manage the Fund’s exposure to the benchmark. Commodity total return swaps are two party contracts in which the parties agree to exchange the return or interest rate on one instrument for the return of a particular commodity, commodity index or commodities futures or options contract. The payment streams are calculated by reference to an agreed upon notional amount. These commodity swaps may be held either directly by the Fund or through the Subsidiary. The Fund invests in futures contracts to seek those sources of returns that are ignored or deemphasized by the benchmark. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument or commodity at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument or commodity. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument or commodity on the settlement date or by payment of a cash settlement amount on the settlement date. Additionally, the Adviser employs an actively-managed, quantitative investment approach that seeks to generate incremental return (alpha) above the DJ-UCI.

The Target Fund will generally maintain in the range of 40% to 70% of its net assets (including assets invested in the Subsidiary) in cash and cash equivalent instruments including affiliated money market funds. The Target Fund will invest up to 25% of its assets in the subsidiary.

The Acquiring Fund invests, under normal conditions, in derivatives and other commodity-linked instruments whose performance is expected to correspond to the performance of the underlying commodity, without investing directly in physical commodities. The Acquiring Fund seeks to achieve its investment objective by investing in derivatives and other commodity-linked instruments that provide exposure to the following four sectors of the commodities markets: agricultural, energy, industrial metals and precious metals. The Acquiring Fund primarily will invest in the Subsidiary (described below), commodity-based exchange-traded funds, commodity-linked notes and cash and cash equivalents. In order to gain additional exposure to commodities, the Acquiring Fund may also invest directly in futures, swaps and commodity-linked notes. In attempting to meet its investment objective, the Acquiring Fund engages in active and frequent trading of portfolio securities.

The Acquiring Fund will generally maintain in the range of 40% to 70% of its total assets (including assets invested in the Subsidiary) in cash and cash equivalent instruments including affiliated money market funds. The Acquiring Fund may invest up to 25% of its total assets in the Subsidiary.

Relative to index-based commodity funds that are passively managed, the Funds will seek to provide greater capital loss protection during down markets using the portfolio management team’s active three-step investment process. This three step investment process involves (1) selecting representative commodity assets to gain exposure to the agriculture, energy, industrial metals, and precious metals sectors; (2) estimating the risk correlation of the selected commodity assets to create a potential portfolio of investments; and (3) actively positioning the Acquiring Fund’s commodity positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described above. The management team balances the opportunity for excess return from active positioning and the need to maintain commodity asset class exposure by setting controlled tactical ranges around the long-term commodity asset allocation.

Subsidiaries.  For tax reasons, a portion of each Fund’s commodities exposure will be achieved through investment in a subsidiary organized under the laws of the Cayman islands (a “Subsidiary”). Each Fund will invest in a wholly-owned Subsidiary and the Subsidiary, in turn, will invest in the commodity-related instruments described above for each Fund. Each Subsidiary is advised by Invesco and has the same investment objective as the corresponding Fund and generally employs the same investment strategy. The Subsidiary, unlike its parent Fund, may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. Each Fund will be subject to the risks associated with any investment by its respective Subsidiary to the extent of the Fund’s investment in the Subsidiary.

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Active and frequent trading.  In attempting to meet its investment objective, each Fund may engage in active and frequent trading of portfolio securities.

Non-diversification.  Each Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Repositioning Costs

The Reorganization may result in the sale of some of the portfolio securities of the Target Fund as the Funds’ portfolio managers align the combined portfolio with the Acquiring Fund’s investment strategy. The transaction costs incurred in connection with the sale of such portfolio securities is estimated not to be material. A discussion of the potential tax impact of such sales of portfolio securities is included under “The Proposed Reorganization — Federal Income Tax Considerations” in this proxy/prospectus.

Comparison of Principal Risks of Investing in the Funds

The table below describes the principal risks that may affect each Fund’s investment portfolio. The principal risks of the Target Fund and the Acquiring Fund are substantially similar. Although only the Acquiring Fund is permitted to concentrate its investments (i.e., invest 25% or more of its assets in a particular industry), both the Target and Acquiring Funds focus their investments in commodities-related instruments. For more detailed information on the risks associated with the Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI.

Principal Risk	Funds Subject to Risk
Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.	Target Fund Acquiring Fund

Commodity-Linked Notes Risk.  The Fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. Commodity-linked notes typically are debt instruments issued by investment banks that are not secured by the underlying commodity instrument.
Target Fund Acquiring Fund

Commodity Risk.  The Fund’s and the Subsidiary’s investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because the Fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.
Target Fund Acquiring Fund

Credit Risk.  The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Target Fund Acquiring Fund

Counterparty Risk. Many of the instruments that the Fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.	Target Fund Acquiring Fund

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. The derivative instruments and techniques that the Fund and the Subsidiary may principally use include:
Target Fund Acquiring Fund
Swaps.  A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

Futures.  A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

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Principal Risk	Funds Subject to Risk
Interest Rate Risk.  Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
Target Fund Acquiring Fund

Leverage Risk.  Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.
Target Fund Acquiring Fund

Liquidity Risk. The Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.	Target Fund Acquiring Fund

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.	Target Fund Acquiring Fund

Market Risk.  The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.
Target Fund Acquiring Fund

Non-Diversification Risk.  The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.
Target Fund Acquiring Fund

Subsidiary Risk.  By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), the Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the Fund and its shareholders.
Target Fund Acquiring Fund

Tax Risk.  As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to treat the income it derives from certain commodity- linked notes (“CLNs”) and the Subsidiary as qualifying income based on the holdings in a number of private letter rulings issued by the Internal Revenue Service (“IRS”) to others, including to certain Invesco funds, but on which the Fund (other than the Acquiring Fund with respect to CLNs as described below) cannot rely. As of the date of this Proxy Statement/Prospectus, the IRS has reportedly suspended the issuance of further such private letter rulings, but has taken no action to revoke any such previously issued rulings. In the event the IRS were to change its position with respect to the conclusions reached in these private letter rulings, the income and gains from the Fund’s investment in the CLNs and/or the Subsidiary might be nonqualifying income, in which case the Fund might not qualify as a regulated investment company for one or more years. In this event, the Fund’s Board may authorize a significant change in investment strategy or Fund liquidation. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the 90% income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect for taxable years of the Fund with respect to which the extended due date of the return is after December 22, 2010. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has pending before the IRS a request for a private letter ruling that holds income from the Subsidiary is qualifying income and previously received a private letter ruling that holds income from CLNs is qualifying income.
Target Fund Acquiring Fund

U.S. Government Obligations Risk.  The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
Target Fund Acquiring Fund

Concentration Risk.  To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.
Acquiring Fund

Comparison of Fundamental and Non-Fundamental Investment Restrictions

Each Fund has adopted fundamental investment restrictions concerning, among other things, concentration in particular industries, borrowing and loaning money, and investing in real estate and commodities. Except for the Acquiring Fund’s fundamental investment

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restrictions relating to concentration in particular industries and investing in commodities, the fundamental and non-fundamental investment restrictions of the Target Fund and those of the Acquiring Fund are the same. The Acquiring Fund will concentrate its investments in order to obtain exposure to the commodities markets. The Target Fund will not make investments that will result in concentration. The Funds will not invest in physical commodities, except that the Funds may invest 25% of its total assets in its respective Subsidiary in order to obtain exposure to commodities markets. However, the Acquiring Fund may further invest outside of its Subsidiary in other commodity-linked instruments such as commodity-linked notes, ETFs, futures and swaps. Fundamental investment restrictions of a Fund cannot be changed without shareholder approval. Non-fundamental investment restrictions of a Fund can be changed by a Fund’s Board of Trustees.

Both the Target Fund and the Acquiring Fund may be subject to other investment restrictions that are not identified above. A full description of the Target Fund’s and the Acquiring Fund’s investment policies and restrictions may be found in its respective SAI.

Comparison of Share Classes and Distribution Arrangements

Shares of each class of the Target Fund will be exchanged for shares of a specific class of the Acquiring Fund. The following sub-sections identify the Acquiring Fund share class that corresponds with the Target Fund share class as well as the different distribution arrangements among the various share classes.

Class Structure.  The Funds each offer multiple share classes. Each such class offers a distinct structure of sales charges, distribution and/or service fees, and reductions and waivers thereto, which are designed to address a variety of shareholder servicing needs. In addition, some share classes have certain eligibility requirements that must be met to invest in that class of shares. The eligibility requirements are the same for each Fund and are described in the Funds’ prospectuses.

The share classes offered by the Target Fund and the corresponding share classes of the Acquiring Fund that Target Fund shareholders will receive in connection with the Reorganization are as follows:

Target Fund	Acquiring Fund
Share Classes	Share Classes

Class A	Class A
Class B	Class B
Class C	Class C
Class R	Class R
Class Y	Class Y
Institutional Class	Institutional Class

Neither Fund currently offers Class B shares to new investors. Existing investors of the Target Fund that owned Class B shares before their closure will continue to receive reinvested dividends in the form of new Class B shares but may no longer add to their existing positions in Class B shares. Shareholders who receive Class B shares in connection with the Reorganization may continue to hold those shares and reinvest dividends until the scheduled conversion date of the Class B shares to Class A shares but may not purchase new Class B shares.

Sales Charges.  The sales charge schedule (if any) of each share classes of the Target Fund are substantially the same as the sales charge schedule (if any) of the corresponding share classes of the Acquiring Fund. Class A shares of each Fund are sold with an initial sales charge that ranges from 5.50% to zero depending on the amount of your investment. Class B and Class C shares of each Fund are sold with a contingent deferred sales charge that may be imposed when the shares are sold. Class A shares may also be subject to a contingent deferred sales charge on purchases of $1 million or more if redeemed prior to 18 months after the date of purchase. Each Fund offers reductions and waivers of the initial sales charge and contingent deferred sale charge to certain eligible investors or under certain circumstances, which are substantially the same between the Funds. Class R, Class Y, and Institutional Class shares are sold without any initial sales charge or contingent deferred sales charge. Each share class except Class Y and Institutional Class imposes an asset based sales charge or service fee under one or more plans adopted by the Board, which are described in the following section. The Funds’ prospectuses describe the sales charge schedules and applicable waivers and exemptions of each such share class.

You will not pay an initial sales charge on Acquiring Fund Class A shares that you receive in connection with the Reorganization. In addition, the exchange of Class A shares, Class B shares or Class C shares of the Target Fund for corresponding classes of the Acquiring Fund at the consummation of the Reorganization will not result in the imposition of any contingent deferred sales charge that applies to those share classes. Upon consummation of the Reorganization, former Target Fund shareholders of Class A shares, Class B shares or Class C shares will be credited for the period of time from their original date of purchase of the Target Fund Class A shares, Class B shares or Class C shares for purposes of determining the amount of any contingent deferred sales charge that may be due upon subsequent redemption, if any. In addition, the CDSC schedule that applies to the Class B shares of the Target Fund that you own will continue to apply to the Class B shares of the Acquiring Fund that you receive in the Reorganization. The Acquiring Fund initial sales charges for Class A shares and contingent deferred sales charges that apply to Class A shares and Class C shares will apply to any Class A shares or Class C shares of the Acquiring Fund purchased after the Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge or contingent deferred sales charge.

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Distribution Fees.  The Funds have adopted distribution plans and service plans (together, the “Distribution Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to each of their Class A, Class B, Class C and Class R shares. Class Y and Institutional Class shares of the Funds are not subject to the Distribution Plans.

Pursuant to the Target Fund’s Distribution Plan, the Target Fund is authorized to make payments to Invesco Distributors, Inc., the Funds’ principal underwriter (“IDI”) in connection with the distribution of Target Fund shares and providing shareholder services at the annual rate of up to 0.25% of the Target Fund’s average daily net assets attributable to Class A shares, at the annual rate of up to 1.00% of the Target Fund’s average daily net assets attributable to Class B and Class C shares, and at the annual rate of up to 0.50% of the Target Fund’s average net assets attributable to Class R shares. Notwithstanding the foregoing expense limits, however, IDI may be reimbursed from the Target Fund only up to the amount it has spent on activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders. This type of Distribution Plan is sometimes referred to as a “reimbursement-type” plan because the underwriter is only entitled to be reimbursed for its plan-related expenses.

The Distribution Plans for the Acquiring Fund and the Target Fund are similar except that the IDI is entitled to be paid by the Acquiring Fund the maximum amounts described above (i.e., 0.25% for Class A shares, 1.00% for Class B and Class C shares and 0.50% for Class R shares) regardless of the amount IDI has spent on activities or expenses intended to result in the sale of shares or the servicing of shareholders. This type of Distribution Plan is sometimes referred to as a “compensation-type” plan because the underwriter is compensated at a fixed rate, regardless of its actual distribution and service-related expenditures. Thus it is possible that under the Acquiring Fund’s Distribution Plan the underwriter could, in practice, receive payments in excess of the amounts actually paid under the Target Fund’s “reimbursement” type Distribution Plan.

The fee table under the “SUMMARY OF KEY INFORMATION — How do the Funds’ expenses compare” section of this Proxy Statement/Prospectus describes the fees paid under each Funds’ Distribution Plan for a recent period as well as an estimate of the fees to be paid under the Distribution Plan following the Reorganization.

Comparison of Purchase and Redemption Procedures

The purchase procedures employed by the Target Fund and the Acquiring Fund are substantially the same. Each Fund offers shares through its distributor on a continuous basis. Shares of the Funds may be purchased directly through the transfer agent and through other authorized financial intermediaries. Investors may purchase both initial and additional shares by mail, wire, telephone or the internet. The Acquiring Fund prospectus enclosed with this Proxy Statement/Prospectus describes in detail how shareholders can purchase Acquiring Fund shares. Class A, Class B (closed to new investments, except dividend reinvestments), Class C, and Class Y shares of the Funds require a minimum investment of $1,000 ($250 for IRA, Roth IRA, and Coverdell Education Savings Accounts). There is no minimum investment required to purchase Class R shares. Institutional Class shares of the Target Fund and the Acquiring Fund each require a minimum initial investment that ranges from $0 to $10 million, depending on the type of account making the investment. The Acquiring Fund’s prospectus describes the types of accounts to which the minimum initial investment applies. For accounts participating in a systematic investment program, the minimum investment is $50 ($25 for IRA, Roth IRA, and Coverdell Education Savings Accounts). Certain exemptions apply as set forth in the Funds’ prospectuses. The foregoing investment minimums will not apply to shares received in connection with the Reorganization. However, investors may be charged a small-account fee if account balances remain below the required investment minimum for certain periods. See the Funds’ prospectuses for details.

Comparison of Distribution Policies

Each Fund declares and pays dividends of net investment income, if any, annually, and capital gains distributions, if any, at least annually. Each Fund may also declare and pay capital gains distributions more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Each Fund automatically reinvests any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and distributions in cash.

Forms of Organization and Securities to be Issued

The Acquiring Fund and the Target Fund are series of the same Delaware statutory trust, with the same governing instruments, including the declaration of trust and bylaws. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Target Fund and the Acquiring Fund. Each share of the Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except where class voting is required by the Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other fund that is a series of the respective Trust. More information about the voting, dividend and other rights associated with shares of the Funds can be found in each Fund’s SAI.

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At the Closing (defined below), Acquiring Fund shares will be credited to Target Fund shareholders only on a book-entry basis. The Acquiring Fund shall not issue certificates representing shares in connection with the exchange of Target Fund shares, irrespective of whether Target Fund shareholders hold their shares in certificated form. At the Closing, all outstanding certificates representing shares of the Target Fund will be cancelled.

Pending Litigation

Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (“IFG”) (the former investment adviser to certain funds), a predecessor to Invesco Advisers, IDI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Acquiring Fund’s SAI.

Where to Find More Information

For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds’ prospectuses: (i) see “Fund Management” for more information about the management of a Fund; (ii) see “Other Information” for more information about a Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Account Information” for more information about the pricing, purchase, redemption and repurchase of shares of a Fund, tax consequences to shareholders of various transactions in shares of a Fund, and distribution arrangements of a Fund.

THE PROPOSED REORGANIZATION

Summary of Agreement and Plan of Reorganization

The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit D to this Proxy Statement/Prospectus.

With respect to the Reorganization, if shareholders of the Target Fund approve the Agreement and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with the Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the Target Fund immediately prior to the Reorganization.

The class or classes of Acquiring Fund shares that shareholders will receive in connection with the Reorganization will depend on the class or classes of Target Fund shares that shareholders hold, as described above under “Comparison of Share Classes and Distribution Arrangements.”

The Target Fund and the Acquiring Fund will be required to make representations and warranties in the form of Agreement that are customary in matters such as the Reorganization.

If shareholders approve the Reorganization and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganization (the “Closing”) is expected to occur on or around April 30, 2012 (the “Closing Date”), immediately prior to the opening of regular trading on the New York Stock Exchange on the Closing Date (the “Effective Time”). Following receipt of the requisite shareholder vote in favor of the Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Target Fund will be terminated in accordance with its governing documents and applicable law.

If shareholders of the Target Fund do not approve the Agreement or if the Reorganization does not otherwise close, the Board will consider what additional action to take. The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

Board Considerations in Approving the Reorganization

As discussed above, on June 1, 2010, Invesco acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled Invesco to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganization proposed in this Proxy Statement/Prospectus is part of a larger group of reorganizations across Invesco’s mutual fund platform that began in early 2011. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap, and create scale in the resulting funds.

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Each Board of Trustees of the Invesco Funds created an ad hoc committee (the “Ad Hoc Merger Committee”), which met separately multiple times from September 2011 through November 2011 to discuss the proposed Reorganization. Meetings of the full Board were also held to review and consider the Reorganization, including presentations by the Ad Hoc Merger Committee. The trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Trust (the “Independent Trustees”) met separately to consider these matters. The Independent Trustees have been advised on this matter by independent counsel to the Independent Trustees and by the independent Senior Officer, an officer of the Trust who reports directly to the Independent Trustees. The Board received from Invesco Advisers and IDI written materials containing relevant information about the Funds and the proposed Reorganization, including fee and expense information on an actual and pro forma estimated basis, and comparative portfolio composition and performance data.

The Board considered the potential benefits and costs of the Reorganization to the Target Fund, the Acquiring Fund, and their respective shareholders. The Board reviewed detailed information comparing the following information for the Target Fund and the Acquiring Fund: (1) investment objectives, policies and restrictions; (2) portfolio management; (3) portfolio composition; (4) the comparative investment performance; (5) the current expense ratios and expense structures, including contractual investment advisory fees; (6) the expected federal income tax consequences to the Funds, including any impact on capital loss carry forwards; and (7) relative asset size and net purchase (redemption) trends. The Board also considered the benefits to the Target Fund of (i) combining with a similar fund to create a larger fund with a more diversified shareholder base, and (ii) Invesco Advisers’ paying each Fund’s Reorganization costs, (iii) Invesco Adviser’s agreement to cap expenses of the Acquiring Fund for two years after the Closing; and (iv) the expected tax free nature of the Reorganization for the Target Fund and its shareholders for federal income tax purposes. The Board also considered the overall goal of the reorganizations to rationalize the Invesco Funds to enable IDI to better focus on the combined funds to promote additional asset growth.

With respect to the Reorganization, the Board further considered that (i) the investment objective, strategies and related risks of the Funds are somewhat similar, with each Fund having an investment objective of seeking, to varying degrees, both growth of capital by investing in commodity-related instruments, fixed income securities, and cash instruments, although the portfolio composition strategies and securities selection techniques differ among the Funds and (ii) the Funds have the same portfolio management team. The Trustees were cognizant of the fact that Target Fund shareholders would become shareholders of a Fund with a higher effective management fee and a gross total expense ratio on a pro forma basis and of Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses through June 30, 2014 so that such expenses do not exceed an agreed upon cap as set forth in the fee tables above.

Based upon the information and considerations described above, the Board, on behalf of the Target Fund and the Acquiring Fund, approved the Reorganization in order to combine the Target Fund with a similar Fund in terms of investment objectives, strategies and risks, portfolio management and portfolio composition to create a larger fund with a relatively more diversified shareholder base. The Board also determined that shareholders of the Funds could potentially benefit from the growth in assets realized by the Reorganization. The Board concluded that the Reorganization is in the best interests of the Target Fund and the Acquiring Fund and that no dilution of value would result to the shareholders of the Target Fund or the Acquiring Fund from the Reorganization. Consequently, the Board approved the Agreement and the Reorganization.

Federal Income Tax Considerations

The following is a general summary of the material U.S. federal income tax considerations of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.

The Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of the Target Fund into the Acquiring Fund are as follows:

•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Reorganization;

•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•	the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing).

Neither the Target Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganization. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of the Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. Such opinion of counsel may state

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that no opinion is expressed as to the effect of the Reorganization on the Target Fund, Acquiring Fund, or any Target Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “Where to Find Additional Information.”

Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives.

A portion of the Target Fund’s portfolio assets are anticipated to be sold in connection with the Reorganization as distinct from normal portfolio turnover. Such repositioning of the Target Fund’s portfolio assets may occur before or after the Closing of the Reorganization. This may result in the realization of ordinary income and capital gains, reduced by any available capital loss carryovers, that would be distributed to shareholders. To the extent such repositioning occurs before Closing, it is not anticipated that the sale of Target Fund’s assets will result in any material amounts of ordinary income or capital gain to be distributed to Target Fund shareholders based on the Target Fund’s net unrealized appreciation in the value of its portfolio assets at October 31, 2011 and available capital loss carryovers. To the extent such repositioning occurs after Closing, the amount of any ordinary income and capital gains that may be realized and distributed to the shareholders of the combined Fund will depend upon a variety of factors, including the Target Fund’s net unrealized appreciation in the value of its portfolio assets at that time and any limitations on the use by the combined Fund of available capital loss carryovers as discussed below.

Prior to the Closing of the Reorganization, the Target Fund will distribute, and the Acquiring Fund may distribute, to their respective shareholders any undistributed income and gains (net of available capital loss carryovers) to the extent required to avoid entity level tax or as otherwise deemed desirable. Such distributions, if made, are anticipated to be made in the 2012 calendar year and would be taxable to shareholders in such year.

The tax attributes, including capital loss carryovers, of the Target Fund move to the Acquiring Fund in the Reorganization. The capital loss carryovers of the Target Fund and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-Closing. First, the capital loss carryovers of each Fund that experiences a more than 50% ownership change in a Reorganization (e.g., in a reorganization of two Funds, the smaller Fund), increased by any current year loss or decreased by any current year gain, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its “aggregate capital loss carryovers”), are expected to become subject to an annual limitation. Losses in excess of that limitation may be carried forward to succeeding tax years, subject, in the case of net capital losses that arise in taxable years beginning on or before December 22, 2010 as discussed below, to an overall eight-year carryover period. The annual limitation will generally equal the net asset value of the Target Fund on the Closing Date multiplied by the “long-term tax-exempt rate” published by the IRS. If the Target Fund has net unrealized built-in gains at the time of Closing of the Reorganization (i.e., net unrealized appreciation in value of the Fund’s investments), the annual limitation for a taxable year will be increased by the amount of such built-in gains that are recognized in the taxable year. Second, if a Fund has built-in gains at the time of Closing that are realized by the combined Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of the other Fund. Third, the capital losses of the Target Fund that may be used by the Acquiring Fund (including to offset any “built-in gains” of the Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Fund for such taxable year (excluding capital loss carryovers) treated as realized post-Closing based on the number of days remaining in such year. Fourth, the Reorganization may result in an earlier expiration of a Fund’s capital loss carryovers because the Reorganization may cause the Target Fund’s tax year to close early in the year of the Reorganization.

The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date (December 22, 2010) for regulated investment companies regardless of whether such regulated investment company is a party to a reorganization. Consequently, these capital losses can be carried forward indefinitely. However, capital losses incurred in pre-enactment taxable years may not be used to offset capital gains until all net capital losses arising in post-enactment taxable years have been utilized. As a result, some net capital loss carryovers incurred in pre-enactment taxable years which otherwise would have been utilized under prior law may expire.

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The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use by the Acquiring Fund, post-Closing, of the Target Fund’s aggregate capital loss carryovers following the Reorganization are as follows:

		Invesco Balanced-
	Invesco Commodities	Risk Commodity
	Strategy Fund	Strategy Fund
	(Target Fund)	(Acquiring Fund)
	(000,000s)	(000,000s)
	at 10/31/2011	at 10/31/2011

Aggregate Capital Loss Carryovers on a Tax Basis	$(12.9)	—
Net Unrealized Appreciation (Depreciation) in Investments on a Tax Basis	$1.4	$8.7
Aggregate Net Asset Value	$90.8	$171.8
Approximate Annual Limitation(1)	$3.2	N/A

(1)	Based on the long-term tax-exempt rate for ownership changes during January 2012 of 3.55%.

Based upon the Target Fund’s capital loss position at October 31, 2011, the annual limitation on the use of its aggregate capital loss carryovers may not prevent the combined Fund from utilizing such losses, albeit over a period of time. However, the effect of the annual limitation may be to cause the combined Fund, post-Closing, to distribute more capital gains in a taxable year than might otherwise have been the case if no such limitation had applied. The ability of the Acquiring Fund to absorb the capital loss carryovers of the Target Fund post-Closing depends upon a variety of factors that can not be known in advance. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report.

In addition, if the Acquiring Fund following the Reorganization has proportionately greater net unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Target Fund, shareholders of the Target Fund, post-Closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred. At October 31, 2011, the net unrealized appreciation (depreciation) in value of its portfolio investments of the Target Fund on a tax basis as a percentage of its net asset value is 2% compared to the Acquiring Fund of 5%, and on a combined basis of 4%.

After the Reorganization, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes.

Costs of the Reorganization(s)

The total cost of the Reorganization to be paid by the Acquiring Fund is estimated to be $30,000. The total estimated costs of the Reorganization for the Target Fund, as well as the estimated proxy solicitation costs for the Target Fund, which are part of the total Reorganization costs, are estimated to be $110,000 and $19,000, respectively. Invesco Advisers will bear the Reorganization costs of both the Target Fund and the Acquiring Fund. The costs of the Reorganization include legal counsel fees, independent accountant fees, expenses related to the printing and mailing of this Proxy Statement/Prospectus, and fees associated with the proxy solicitation but do not include any portfolio transaction costs arising from the Reorganization.

VOTING INFORMATION

Proxy Statement/Prospectus

We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by appearing in person at the Meeting and following the instructions below. You do not need to attend the Meeting to vote, however. Instead, you may simply complete, sign, and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card are expected to be mailed on or about January 19, 2012, to all shareholders entitled to vote. Shareholders of record of the Target Fund as of the close of business on January 4, 2012 (the “Record Date”), are entitled to vote at the Meeting. The number of outstanding shares of each class of the Target Fund on January 4, 2012, can be found at Exhibit A. Each share is entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held.

Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Fund in writing at the address of the Target Fund set forth on the cover page of the Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder is present at the Meeting, the shareholder may withdraw the proxy and vote in person. However, if your shares are held through a broker-dealer or other financial intermediary you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.

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Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid shareholder meeting of the Target Fund. For the Target Fund, a quorum will exist if shareholders representing one-third of the outstanding shares of the Target Fund entitled to vote are present at the Meeting in person or by proxy.

Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the Agreement. Because the proposal described in this Proxy Statement/Prospectus is considered “non-routine,” under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you.

Abstentions will count as shares present at the Meeting for purposes of establishing a quorum. If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve the Agreement are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including, among other things, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities, and the nature of the reasons for such further solicitation.

Vote Necessary to Approve the Agreement

The Board has unanimously approved the Agreement, subject to shareholder approval. Shareholder approval of the Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the Meeting, if the holders of more than 50% of the outstanding shares of the Target Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the Target Fund.

Abstentions are counted as present but are not considered votes cast at the Meeting. Abstentions therefore will have the same effect as a vote against the Agreement because approval of the Agreement requires the affirmative vote of a percentage of either the shares present at the Meeting or the outstanding shares of the Target Fund.

Proxy Solicitation

The Target Fund has engaged the services of Computershare Fund Services (“Solicitor”) to assist in the solicitation of proxies for the Meeting. Solicitor’s costs are described under the “Costs of the Reorganization” section of this Proxy Statement/Prospectus. Proxies are expected to be solicited principally by mail, but the Target Fund, Invesco Advisers or its affiliates or Solicitor may also solicit proxies by telephone, facsimile, or personal interview. The Target Fund’s officers and employees of Invesco Advisers or its affiliates may also solicit proxies but will not receive any additional or special compensation for any such solicitation.

Under the agreement with the Solicitor, the Solicitor will be paid a project management fee as well as telephone solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of telephone votes, inbound telephone contact, obtaining shareholders’ telephone numbers, and providing additional materials upon shareholder request. The agreement also provides that the Solicitor shall be indemnified against certain liabilities and expenses, including liabilities under the federal securities laws.

Other Meeting Matters

Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Proxy Statement/Prospectus. Under the Target Fund’s bylaws, business transacted at a special meeting such as this Meeting shall be limited to (i) the purpose stated in the notice and (ii) adjournment of the special meeting with regard to the stated purpose. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.

Share Ownership by Large Shareholders, Management and Trustees

A list of the name, address, and percent ownership of each person who, as of January 4, 2012, to the knowledge of the Target Fund and the Acquiring Fund, owned 5% or more of the outstanding shares of a class of such Target Fund or the Acquiring Fund, respectively, can be found at Exhibits B and C.

Information regarding the ownership of shares of the Target Fund and the Acquiring Fund by the Trustees and executive officers of the Trusts can be found at Exhibits B and C.

OTHER MATTERS

Capitalization

The following table sets forth as of October 31, 2011, for the Reorganization, the total net assets, number of shares outstanding, and net asset value per share of each class of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after it has combined with the corresponding Target Fund(s). The pro forma capitalization column in the table assumes that the Reorganization has taken place. The capitalizations of the

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Target Fund, the Acquiring Fund, and their classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

		Invesco Balanced-			Invesco Balanced-
	Invesco Commodities	Risk Commodity			Risk Commodity
	Strategy Fund	Strategy Fund	Pro Forma		Strategy Fund
	(Target Fund)(3)	(Acquiring Fund)	Adjustments(1)		(pro forma)

Net assets (all classes)	$90,818,103	$171,788,610	—		$262,606,713

Class A net assets	$70,652,848	$7,659,076	—		$78,311,924
Class A shares outstanding	3,490,280	735,066	3,289,304	(2)	7,514,650
Class A net asset value per share	$20.24	$10.42	—		$10.42

Class B net assets	$7,366,146	$277,291	—		$7,643,437
Class B shares outstanding	369,527	26,775	341,349	(2)	737,651
Class B net asset value per share	$19.93	$10.36	—		$10.36

Class C net assets	$7,442,865	$1,821,991	—		$9,264,856
Class C shares outstanding	372,793	176,037	346,499	(2)	895,329
Class C net asset value per share	$19.97	$10.35	—		$10.35

Class R net assets	$207,360	$110,523	—		$317,883
Class R shares outstanding	10,289	10,604	9,608	(2)	30,501
Class R net asset value per share	$20.15	$10.42	—		$10.42

Class Y net assets	$5,095,107	$59,062,829	—		$64,157,936
Class Y shares outstanding	250,233	5,641,447	236,371	(2)	6,128,051
Class Y net asset value per share	$20.36	$10.47	—		$10.47

Institutional Class net assets	$53,777	$102,856,900	—		$102,910,677
Institutional Class shares outstanding	2,631	9,828,066	2,505	(2)	9,833,202
Institutional Class net asset value per share	$20.44	$10.47	—		$10.47

(1)	Invesco will bear 100% of the Reorganization expenses of both the Target Fund and the Acquiring Fund. As a result there are no pro forma adjustments to net assets.

(2)	Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund shareholder accounts based on the relative value of the Target Fund and the Acquiring Fund’s net asset value per share assuming the Reorganization would have taken place on October 31, 2011.

(3)	Unaudited.

Dissenters’ Rights

If the Reorganization is approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Target Fund, however, have the right to redeem their shares at net asset value subject to applicable deferred sales charges and/or redemption fees (if any) until the Closing Date of the Reorganization. After the Reorganization, Target Fund shareholders will hold shares of the Acquiring Fund, which may also be redeemed at net asset value subject to applicable deferred sales charges and/or redemption fees (if any).

Shareholder Proposals

The Funds do not generally hold annual meetings of shareholders. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of the Target Fund hereafter called should send the proposal to the Target Fund at the Target Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. If the proposed Reorganization is approved and completed for the Target Fund, shareholders of such Target Fund will become shareholders of the Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in a proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at a future meeting. For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.

WHERE TO FIND ADDITIONAL INFORMATION

This Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto, and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each Fund’s registration statement, which contains the Fund’s prospectuses and related SAIs, is 811-05426.

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Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy material, registration statements, and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, D.C. 20549-1520. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-1520, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

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EXHIBIT A

OUTSTANDING SHARES OF THE TARGET FUND

As of January 4, 2012, there were the following number of shares outstanding of each class of the Target Fund:

Number of Shares
Target Fund/Share Classes	Outstanding
Invesco Commodities Strategy Fund
Class A	4,128,982.90
Class B	419,132.60
Class C	426,591.33
Class R	11,668.28
Class Y	292,139.79
Institutional Class	3,187.94

A-1

EXHIBIT B

OWNERSHIP OF THE TARGET FUND

Significant Holders

Listed below are the name, address, and percent ownership of each person who, as of January 4, 2012, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Target Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Target Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Number	Percent
	Class of	of Shares	Owner of
Name and Address	Shares	Owned	Record*

MORGAN STANLEY SMITH BARNEY	A	2,973,672.51	72.02%
HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311

MORGAN STANLEY SMITH BARNEY	B	300,819.25	71.77%
HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311

FIRST CLEARING LLC	B	34,418.06	8.21%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523

MORGAN STANLEY SMITH BARNEY	C	325,834.78	76.38%
HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311

PERSHING LLC	R	4,525.17	38.78%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002

MORGAN STANLEY SMITH BARNEY	R	2,779.60	23.82%
HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311

POWER SUPPLIES LLC	R	1,129.31	9.68%
LORETTA M TESSMAR WASHINGTN TWP MI

SCOTWORK INC	R	925.00	7.93%
SANDY J SBARRA WARRENTON VA

SCOTWORK INC	R	846.13	7.25%
MARTIN P FINKLE SOUTH ORANGE NJ

STRATEGIC HORIZON INC	R	677.65	5.81%
401K PLAN YONG S NG TRUSTEE DIAMOND BAR CA

MORGAN STANLEY SMITH BARNEY	Y	150,807.08	51.62%
HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311

FIRST CLEARING LLC	Y	23,233.30	7.95%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST ST LOUIS MO 63103-2523

INVESCO GROUP SERVICES INC	Institutional	2,609.57	81.86%
1555 PEACHTREE ST NE ATLANTA GA 30309-2460

AIM ADVISORS INC	Institutional	578.37	18.14%
ATTN CORPORATE CONTROLLER 1555 PEACHTREE ST NE STE 1800 ATLANTA GA 30309-2499

*	The Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best of the knowledge of the Target Fund, the ownership of shares of the Target Fund by executive officers and Trustees of the Target Fund as a group constituted less than 1% of each outstanding class of shares of the Target Fund as of January 4, 2012.

B-1

EXHIBIT C

OWNERSHIP OF THE ACQUIRING FUND

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of January 4, 2012, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Acquiring Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Acquiring Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Number	Percent
	Class of	of Shares	Owner of
Name and Address	Shares	Owned	Record*
NATIONAL FINANCIAL SERVICES LLC	A	437,946.74	33.14%
FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST, 1WFC NEW YORK NY 10281-1003

PERSHING LLC	A	238,322.17	18.03%
1 PERSHING PLZ JERSEY CITY NJ 07399-0001

AMERICAN ENTERPRISE INVESTMENT SVC	A	142,164.11	10.76%
PO BOX 9446 MINNEAPOLIS MN 55440-9446

PERSHING LLC	B	7,352.67	28.50%
1 PERSHING PLZ JERSEY CITY NJ 07399-0001

NATIONAL FINANCIAL SERVICES LLC	B	1,656.60	6.42%
FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST, 1WFC NEW YORK NY 10281-1003

INTC CUST SEP IRA	B	1,597.06	6.19%
SEP A/C RANDALL L WESTRA ELGIN IL

INTC CUST SEP IRA	B	1,533.22	5.94%
EARLENE EVANS FBO EARLENE EVANS LAS VEGAS NV

AMERICAN ENTERPRISE INVESTMENT SVC	B	1,505.96	5.84%
PO BOX 9446 MINNEAPOLIS MN 55440-9446

PERSHING LLC	C	71,897.04	36.44%
1 PERSHING PLZ JERSEY CITY NJ 07399-0001

INTC CUST ROLLOVER IRA FBO	C	18,099.76	9.17%
JOHN J SHERSTON HOWELL MI

MORGAN STANLEY SMITH BARNEY	C	15,706.93	7.96%
HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311

NATIONAL FINANCIAL SERVICES LLC	C	12,233.84	6.20%
FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST, 1WFC NEW YORK NY 10281-1003

FRONTIER TRUSTCO FBO	R	4,140.35	36.68%
EMS GROUP 401K PS PLA PO BOX 10758 FARGO ND 58106-0758

AMERICAN ENTERPRISE INVESTMENT SVC	R	2,561.91	22.70%
707 2ND AVE S MINNEAPOLIS MN 55402-2405

81 GRAND HOLDINGS INC	R	1,158.55	10.26%
PATRICIA LAURINE RAMONT MODESTO CA

AIM ADVISORS INC	R	1,001.00	8.87%
ATTN CORPORATE CONTROLLER 1555 PEACHTREE ST NE STE 1800 ATLANTA GA 30309-2499

THE EVANSVILLE CHAPTER 13	R	940.78	8.34%
COURTNEY N KOONCE EVANSVILLE IN

NAT’L FINANCIAL SERVICES CORP	Y	6,361,089.90	89.79%
THE EXCLUSIVE BENEFIT OF CUST ONE WORLD FINANCIAL CENTER 200 LIBERTY STREET 5TH FLR NEW YORK NY 10281-5503

INVESCO GROWTH ALLOCATION	Institutional	4,949,809.07	48.56%
FUND OMNIBUS ACCOUNT C/O INVESCO ADVISORS 11 GREENWAY PLZ STE 2500 HOUSTON TX 77046-1188

INVESCO MODERATE ASSET ALLOCATION	Institutional	3,585,037.65	35.17%
FUND OMNIBUS ACCOUNT C/O INVESCO ADVISORS 11 GREENWAY PLZ STE 2500 HOUSTON TX 77046-1188

INVESCO MODERATELY CONSERVATIVE ALLOCATION	Institutional	1,159,651.92	11.38%
FUND OMNIBUS ACCOUNT C/O INVESCO ADVISORS 11 GREENWAY PLZ STE 2500 HOUSTON TX 77046-1188

*	The Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best of the knowledge of the Acquiring Fund, the ownership of shares of the Acquiring Fund by executive officers and Trustees of the Acquiring Fund as a group constituted less than 1% of each outstanding class of shares of the Acquiring Fund as of January 4, 2012.

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EXHIBIT D

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this       day of      , 2012 by and among (i) each of the Invesco open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”) separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).

WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets and assume the liabilities of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);

WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATIONS

1.1.  It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2.  Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets, property, and goodwill including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(f) (collectively, “Assets”).

(c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and the Target Fund will as promptly as practicable completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund

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Shareholders of the class. The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date. At the Closing, any outstanding certificates representing shares of a Target Fund will be cancelled. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund shareholders hold their Target Fund shares in certificated form.

(e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

2.	VALUATION

2.1.  With respect to each Reorganization:

(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the “Valuation Date”), using the Target Fund’s valuation procedures established by the Target Entity’s Board of Trustees.

(b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of each class computed on the Valuation Date using the Acquiring Fund’s valuation procedures established by the Acquiring Entity’s Board of Trustees, which are the same as the Target Fund’s valuation procedures.

(c) The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.

(d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.

3.	CLOSING AND CLOSING DATE

3.1.  Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (the “Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing Time”).

3.2.  With respect to each Reorganization:

(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s Custodian for the account of the Acquiring Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date.

(b) The Target Entity shall direct the Target Custodian for each Target Fund to deliver, at the Closing or promptly thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.

(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request. The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d) The Target Entity shall direct each applicable transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity,

D-2

contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1.  Each Target Entity, on behalf of itself or, where applicable, a Target Fund, represents and warrants to the Acquiring Entity and its corresponding Acquiring Fund as follows:

(a) The Target Fund is duly organized as a series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Agreement and Declaration of Trust, as amended, and by-laws (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;

(d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;

(f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;

(g) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(h) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

D-3

(i) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(j) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, before the Closing Date will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date;

(k) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Fund, and subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(m) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(n) The Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

(o) The Target Fund has no unamortized or unpaid organizational fees or expenses.

4.2.  Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and its corresponding Target Fund as follows:

(a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Agreement and Declaration of Trust, as

D-4

amended (the “Agreement and Declaration of Trust”), to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;

(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

(d) The prospectuses and statements of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;

(f) The financial statements of the Acquiring Fund for the Acquiring Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(g) Since the last day of the Acquiring Fund’s most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(h) On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;

(i) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If the Acquiring Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Acquiring Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date;

(j) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

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(l) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(m) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;

(n) The Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(o) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates.

5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND

5.1.  With respect to each Reorganization:

(a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.

(b) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

(c) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(d) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

(e) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (4) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the “FIN 48 Workpapers”). The foregoing information to be provided within such timeframes as is mutually agreed by the parties.

(f) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(g) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(h) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code. The information to be provided under this subsection shall be provided within such timeframes as is mutually agreed by the parties.

(i) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1) of the Code. None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

(j) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other

D-6

relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.

(k) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

6.1.  With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:

(a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement; and

(c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1.  With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) If requested by Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the FIN 48 Workpapers, (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and/or (v) a statement of earnings and profits as provided in Section 5.1(h);

(c) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(d) The Target Custodian shall have delivered the certificate contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;

(e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date; and

(f) The Target Fund shall have declared and paid or cause to be paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date.

D-7

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.  The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2.  On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein;

8.3.  All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.4.  A registration statement on Form N-14 under the 1933 Act properly registering the Acquiring Fund shares to be issued in connection with the Reorganization shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or known to be contemplated under the 1933 Act; and

8.5.  The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.

9.	FEES AND EXPENSES

9.1.  Each Target Fund and Acquiring Fund will bear its costs associated with the Reorganization to the extent that the Fund is expected to recoup those costs within 24 months following the Reorganization as a result of reduced total annual fund operating expenses based on estimates prepared by IAI and discussed with the Board. IAI has agreed to bear the Reorganization costs of any Fund that does not meet the foregoing threshold.

10.	FINAL TAX RETURNS AND FORMS 1099 OF TARGET FUND

10.1.  After the Closing Date, except as otherwise agreed to by the parties, Target Entity shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

11.1.  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.  The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

D-8

14.2.  This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

14.3.  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.4.  This agreement may be executed in any number of counterparts, each of which shall be considered an original.

14.5.  It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the Target Entity or the Agreement and Declaration of Trust of the Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Invesco Advisers, Inc.	AIM Investment Funds (Invesco Investment Funds), AIM Sector Funds (Invesco Sector Funds), AIM Equity Funds (Invesco Equity Funds), AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), each on behalf of its respective series identified on Exhibit A hereto

By: Name: Title:	By: Name: Title:

D-9

EXHIBIT A

CHART OF REORGANIZATIONS

Acquiring Fund (and share classes) and	Corresponding Target Fund (and share
Acquiring Entity	classes) and Target Entity	Closing Date
Invesco Balanced-Risk Commodity Strategy Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Invesco Commodities Strategy Fund, a series of AIM Investment Funds (Invesco Investment Funds)
Class A	Class A
Class B	Class B
Class C	Class C
Class R	Class R
Class Y	Class Y
Institutional Class	Institutional Class
Invesco Van Kampen American Value Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Invesco U.S. Mid Cap Value Fund, a series of AIM Sector Funds (Invesco Sector Funds)
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class Y
Invesco Van Kampen Mid Cap Growth Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Invesco Capital Development Fund, a series of AIM Equity Funds (Invesco Equity Funds)
Class A	Class A
Class B	Class B
Class C	Class C
Class R	Class R
Class Y	Class Y
Class A	Investor Class
Institutional Class	Institutional Class
Invesco Van Kampen High Yield Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco High Income Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class Y
Institutional Class	Institutional Class
Inveso Van Kampen V.I. Capital Growth Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. Capital Appreciation Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Class I	Class I
Class II	Class II
Invesco Van Kampen V.I. Capital Growth Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. Leisure Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Class I	Class I
Class II	Class II
Invesco Van Kampen V.I. Mid Cap Growth Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. Capital Development Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Class I	Class I
Class II	Class II

D-10

Schedule 1.2(c)

Excluded Liabilities

None

D-11

Schedule 8.6

Tax Opinions

(i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.

(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.

(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x) For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on a Target Fund, Acquiring Fund or any Target Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

D-12

EXHIBIT E

FINANCIAL HIGHLIGHTS

The financial highlight tables are intended to help you understand the Funds’ financial performance for the past five fiscal years and are included in the Acquiring Fund’s prospectus and the Target Fund’s prospectus which are each incorporated herein by reference. The Acquiring Fund’s prospectus also accompanies this Proxy Statement/Prospectus. The financial highlights tables below provide additional information for each Fund’s most recently completed fiscal year end. Each Fund’s fiscal year end is October 31, and, accordingly, each Fund’s financial highlights table below contains information for the period ended October 31, 2011.

Target Fund

The following schedule presents financial highlights for one share of the Target Fund outstanding for the period indicated.

										Ratio of		Ratio of
			Net gains							expenses		expenses
			(losses) on							to average		to average net		Ratio of net
	Net asset	Net	securities		Dividends					net assets		assets without		investment
	value,	investment	(both	Total from	from net	Net asset			Net assets,	with fee waivers		fee waivers		income
	beginning	income	realized and	investment	investment	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Rebate from	Portfolio
	of period	(loss)(a)	unrealized)	operations	income	of period	Return(b)		(000s omitted)	absorbed(c)		absorbed(c)		net assets(c)		Affiliates	Turnover(d)

Class A
Three months ended 10/31/11	$22.13	$(0.06)	$(1.83)	$(1.89)	$—	$20.24	(8.54)%		$70,653	1.25%		1.32%		1.13%		—	22%
Class B
Three months ended 10/31/11	21.83	(0.10)	(1.80)	(1.90)	—	19.93	(8.70)		7,366	2.00		2.07		(1.88)		—	22
Class C
Three months ended 10/31/11	21.87	(0.10)	(1.80)	(1.90)	—	19.97	(8.69	)(e)	7,443	1.98	(e)	2.05	(e)	(1.86	)(e)	—	22
Class R
Three months ended 10/31/11	22.04	(0.07)	(1.82)	(1.89)	—	20.15	(8.58)		207	1.50		1.57		(1.38)		—	22
Class Y
Three months ended 10/31/11	22.24	(0.05)	(1.83)	(1.88)	—	20.36	(8.45)		5,095	1.00		1.07		(0.88)		—	22
Institutional Class
Three months ended 10/31/11	22.32	(0.04)	(1.84)	(1.88)	—	20.44	(8.42)		54	0.82		0.87		(0.70)		—	22

(a)	Calculated using average shares outstanding.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Ratios are annualized and based on average daily net assets (000’s) of $74,154, $8,106, $8,801, $211, $5,252 and $55 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(e)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.98% for the period ended October 31, 2011.

Acquiring Fund

The following schedule presents financial highlights for one share of the Acquiring Fund outstanding for the period indicated.

								Ratio of		Ratio of
								expenses		expenses
			Net gains					to average		to average net		Ratio of net
	Net asset	Net	on securities					net assets		assets without		investment
	value,	investment	(both	Total from	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	income	realized and	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		Turnover(c)

Class A
Eleven months ended 10/31/11(d)	$10.00	$(0.12)	$0.54	$0.42	$10.42	4.20%	$7,659	1.22	%(e)	1.54	%(e)	(1.13	)%(e)	0%
Class B
Eleven months ended 10/31/11(d)	10.00	(0.19)	0.55	0.36	10.36	3.60	277	1.97	(e)	2.29	(e)	(1.88	)(e)	0
Class C
Eleven months ended 10/31/11(d)	10.00	(0.19)	0.54	0.35	10.35	3.50	1,822	1.97	(e)	2.29	(e)	(1.88	)(e)	0
Class R
Eleven months ended 10/31/11(d)	10.00	(0.14)	0.56	0.42	10.42	4.20	111	1.47	(e)	1.79	(e)	(1.38	)(e)	0
Class Y
Eleven months ended 10/31/11(d)	10.00	(0.09)	0.56	0.47	10.47	4.70	59,063	0.97	(e)	1.29	(e)	(0.88	)(e)	0
Institutional Class
Eleven months ended 10/31/11(d)	10.00	(0.09)	0.56	0.47	10.47	4.70	102,857	0.97	(e)	1.21	(e)	(0.88	)(e)	0

(a)	Calculated using average shares outstanding.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(d)	Commencement date of November 30, 2010.

(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,355, $158, $1,028, $37, $19,468 and $108,011 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.

E-1

Statutory Prospectus Supplement dated October 7, 2011
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Classes A, A2, A5, B, B5, C, C5, P, R, R5, S, Y, Invesco Cash Reserve and Investor class shares (the “Retail Classes”) and Institutional class shares of the Funds listed below:
Invesco Asia Pacific Growth Fund
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco Balanced-Risk Retirement 2020 Fund
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
Invesco Balanced-Risk Retirement Now Fund
Invesco California Tax-Free Income Fund
Invesco Capital Development Fund
Invesco Charter Fund
Invesco China Fund
Invesco Commodities Strategy Fund
Invesco Constellation Fund
Invesco Convertible Securities Fund
Invesco Core Plus Bond Fund
Invesco Disciplined Equity Fund
Invesco Developing Markets Fund
Invesco Diversified Dividend Fund
Invesco Dynamics Fund
Invesco Emerging Markets Equity Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco Endeavor Fund
Invesco Energy Fund
Invesco Equally-Weighted S&P 500 Fund
Invesco European Growth Fund
Invesco European Small Company Fund
Invesco Floating Rate Fund
Invesco Global Advantage Fund
Invesco Global Core Equity Fund
Invesco Global Equity Fund
Invesco Global Growth Fund
Invesco Global Health Care Fund
Invesco Global Real Estate Fund
Invesco Global Real Estate Income Fund
Invesco Global Small & Mid Cap Growth Fund
Invesco Gold & Precious Metals Fund
Invesco Growth Allocation Fund
Invesco High Income Municipal Fund
Invesco High Yield Fund
Invesco High Yield Securities Fund
Invesco Income Allocation Fund
Invesco International Allocation Fund
Invesco International Core Equity Fund
Invesco International Growth Fund
Invesco International Small Company Fund
Invesco International Total Return Fund
Invesco Leisure Fund
Invesco Limited Maturity Treasury Fund
Invesco Mid Cap Core Equity Fund
Invesco Moderate Allocation Fund
Invesco Moderately Conservative Allocation Fund
Invesco Money Market Fund
Invesco Municipal Bond Fund
Invesco Pacific Growth Fund
Invesco Real Estate Fund
Invesco S&P 500 Index Fund
Invesco Short Term Bond Fund
Invesco Small Cap Equity Fund
Invesco Small Cap Growth Fund
Invesco Small Companies Fund
Invesco Structured Core Fund
Invesco Summit Fund
Invesco Tax-Exempt Cash Fund
Invesco Tax-Free Intermediate Fund
Invesco Technology Fund
Invesco Technology Sector Fund
Invesco U.S. Government Fund
Invesco U.S. Mid Cap Value Fund
Invesco Utilities Fund
Invesco Value Fund
Invesco Van Kampen American Franchise Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Corporate Bond Fund
Invesco Van Kampen Equity and Income Fund
Invesco Van Kampen Growth and Income Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen Intermediate Term Municipal Income Fund
Invesco Van Kampen Leaders Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Municipal Income Fund
Invesco Van Kampen New York Tax Free Income Fund
Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund
Invesco Van Kampen U.S. Mortgage Fund
Invesco Van Kampen Value Opportunities Fund
Premier Portfolio
Premier Tax-Exempt Portfolio
Premier U.S. Government Money Portfolio
Invesco-Sup-1 100711

Effective January 1, 2012, the Invesco and Invesco Van Kampen Funds (the “Funds”) will eliminate the 2% redemption fees (“Redemption Fees”), if applicable, assessed on shares of the Funds redeemed or exchanged within 31 days of purchase. Effective January 1, 2012, the “Redemption/Exchange Fee”, if applicable, listed in the “Shareholder Fees” table in each Fund’s prospectus is hereby revised to show 0.00% for each share Class, and all remaining references in the prospectus to Redemption Fees are removed. On that date, the Funds also will eliminate the limit on the number of exchanges in the Funds (“Exchange Limits”), generally set to four exchanges out of a Fund per calendar year, and all references in each Fund’s prospectus to Exchange Limits are removed. To limit the negative effects of excessive trading in the Funds, the Funds (except those listed below) will implement a “purchase blocking policy” as described below. Also effective January 1, 2012, for any of the Retail Classes, the Reinstatement Privilege is suspended for the period of time in which a purchase block is in place on a shareholder’s account.
“Purchase Blocking Policy. The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $5,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $5,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus retirement plans or employee benefit plans; death and disability and hardship distributions; loan transactions; transfers of assets; retirement plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from retirement accounts.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where Invesco Advisers, Inc. (“Invesco”) determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
To the extent that certain systems or intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan record keepers, insurance company separate accounts and bank trust companies) are unable to apply the purchase blocking policy, Invesco will work with those system providers or intermediaries to apply their own procedures, provided that Invesco believes the procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If Invesco identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.”
Invesco-Sup-1 100711

Prospectus	February 28, 2011

Class: A (BRCAX), B (BRCBX), C (BRCCX), R (BRCRX), Y (BRCYX)

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Commodity Strategy Fund’s investment objective is to provide total return.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	3

Fund Management	6
The Adviser(s)	6
Adviser Compensation	6
Portfolio Managers	6

Other Information	6
Sales Charges	6
Dividends and Distributions	7

Financial Highlights	8

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-2
Distribution and Service (12b-1) Fees	A-3
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-9
Rights Reserved by the Funds	A-10
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-10
Pricing of Shares	A-11
Taxes	A-13
Payments to Financial Intermediaries	A-14
Important Notice Regarding Delivery of Security Holder Documents	A-15

Obtaining Additional Information	Back Cover

        Invesco Balanced-Risk Commodity Strategy Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to provide total return.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund III Ltd., a wholly owned subsidiary of the Fund (Subsidiary), are included in the table.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	R	Y

Management Fees	1.05%	1.05%	1.05%	1.05%	1.05%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	0.50	None

Other Expenses[1]	0.46	0.46	0.46	0.46	0.46

Acquired Fund Fees and Expenses[1]	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses[1]	1.77	2.52	2.52	2.02	1.52

Fee Waiver and/or Expense Reimbursement[2]	0.54	0.54	0.54	0.54	0.54

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.23	1.98	1.98	1.48	0.98

1	“Other Expenses,” “Acquired Fund Fees and Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 1.22%, 1.97%, 1.97%, 1.47% and 0.97%, respectively, of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years

Class A	$668	$1,027

Class B	701	1033

Class C	301	733

Class R	151	581

Class Y	100	427

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$668	$1,027

Class B	201	733

Class C	201	733

Class R	151	581

Class Y	100	427

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the period November 29, 2010 to January 31, 2011, the Fund did not experience portfolio turnover.

Principal Investment Strategies of the Fund
The Fund invests, under normal conditions, in derivatives and other commodity-linked instruments whose performance is expected to correspond to the performance of the underlying commodity, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The Fund seeks to achieve its investment objective by investing in derivatives and other commodity-linked instruments that provide exposure to the following four sectors of the commodities markets: agricultural, energy, industrial metals and precious metals.

The Fund primarily will invest in the Subsidiary, commodity-based exchange-traded funds, commodity-linked notes and cash and cash equivalents. Commodity-linked notes generally pay a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index. In some cases, the return will be based on a multiple of the performance of the index, and this embedded leverage will magnify the positive and negative return the Fund earns from these notes as compared to the index. The Fund may invest up to 25% of its total assets in the Subsidiary.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The Fund invests in the Subsidiary in order to gain additional exposure to commodities. The Subsidiary, in turn, will invest in commodity-linked derivatives such as futures, swap agreements and in other commodity-linked instruments. In order to gain additional exposure to commodities, the Fund may also invest directly in futures, swaps and commodity-linked notes.

The Fund will generally maintain in the range of 40% to 70% of its total assets (including assets invested in the Subsidiary) in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative

1        Invesco Balanced-Risk Commodity Strategy Fund

type instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives. The Fund’s investments in derivatives may create significant leveraged exposure to certain commodities. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by Invesco and has the same investment objective as the Fund and generally employs the same investment strategy. The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to index-based commodity funds that are passively managed, the Fund will seek to provide greater capital loss protection during down markets using the portfolio management team’s active three-step investment process.

This three step investment process involves (1) selecting representative commodity assets to gain exposure to the agriculture, energy, industrial metals, and precious metals sectors; (2) estimating the risk correlation of the selected commodity assets to create a potential portfolio of investments; and (3) actively positioning the Fund’s commodity positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described above. The management team balances the opportunity for excess return from active positioning and the need to maintain commodity asset class exposure by setting controlled tactical ranges around the long-term commodity asset allocation.

When executing the investment process described above, the portfolio managers may purchase commodity-linked derivative instruments, such as futures and/or swap contracts on different types of commodity assets. The portfolio managers purchase these commodity-linked derivatives to obtain both long and short commodity positions, in order to actively balance the risk associated with different types of commodity assets and sectors.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Commodity-Linked Notes Risk. The Fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Commodity Risk. The Fund’s and the Subsidiary’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because the Fund’s and the Subsidiary’s performance is linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.

Concentration Risk. To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

Counterparty Risk. Many of the instruments that the Fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

The derivative instruments and techniques that the Fund and the Subsidiary may principally use include:

[ ] Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

[ ] Futures. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Liquidity Risk. The Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor

2        Invesco Balanced-Risk Commodity Strategy Fund

sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), the Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the Fund and its shareholders.

Tax Risk. The Fund intends to treat the income it derives from commodity-linked notes as qualifying income based on a private letter ruling it has received from the Internal Revenue Service (IRS) holding that the income from a form of commodity-linked note constitutes qualifying income. Additionally, the Fund intends to treat the income it derives from the Subsidiary as qualifying income based on the reasoning contained in a private letter ruling provided to another Invesco Fund (which the Fund may not cite as precedent). If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, such that the Fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or Fund liquidation.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Mark Ahnrud	Portfolio Manager	2010

Chris Devine	Portfolio Manager	2010

Scott Hixon	Portfolio Manager	2010

Christian Ulrich	Portfolio Manager	2010

Scott Wolle	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

There are no minimum investments for Class R shares for fund accounts. New or additional investments in Class B shares are no longer permitted. The minimum investments for Class A, C, and Y shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	$50	$50

IRAs, Roth IRAs and Coverdell ESAs	$250	$25

All other accounts	$1,000	$50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective and Strategies
The Fund’s investment objective is to provide total return. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests, under normal conditions, in derivatives and other commodity-linked instruments whose performance is expected to correspond to the performance of the underlying commodity, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The Fund seeks to achieve its investment objective by investing in derivatives and other commodity-linked instruments that provide exposure to the following four sectors of the commodities markets: agricultural, energy, industrial metals and precious metals. More than 25% of the Fund’s assets may be allocated to investments in one or more of these commodities market sectors.

The Fund primarily will invest in the Subsidiary, commodity-based exchange-traded funds, commodity linked notes and cash and cash equivalents. Commodity-linked notes generally pay a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index. In some cases, the return will be based on a multiple of the performance of the index, and this embedded leverage will magnify the positive and negative return the Fund earns from these notes as compared to the index. The Fund may invest up to 25% of its total assets in the Subsidiary.

3        Invesco Balanced-Risk Commodity Strategy Fund

The Fund invests in the Subsidiary in order to gain additional exposure to commodities. The Subsidiary, in turn, will invest in commodity-linked derivatives such as futures, swap agreements and in other commodity-linked instruments. In order to gain additional exposure to commodities, the Fund may also invest directly in futures, swaps and commodity-linked notes.

The Fund will generally maintain in the range of 40% to 70% of its total assets (including assets invested in the Subsidiary) in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative type instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives. The Fund’s investments in derivatives may create significant leveraged exposure to certain commodities. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by Invesco and has the same investment objective as the Fund and generally employs the same investment strategy. The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to index-based commodity funds that are passively managed, the Fund will seek to provide greater capital loss protection during down markets using the portfolio management team’s active three-step investment process.

The first step involves asset selection. The management team selects representative commodity assets to gain exposure to each of the following commodity sectors: agriculture, energy, industrial metals, and precious metals. The selection process (1) evaluates a particular asset’s performance among other assets within a commodity sector and how such asset has performed during different market cycles; (2) screens the identified commodity assets to meet minimum liquidity criteria; and (3) reviews the expected correlation among the selected commodity assets and the expected risk for each commodity asset to determine whether the selected commodity assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a potential portfolio of investments for the Fund. The team re-estimates the risk, contributed by each commodity asset, and re-balances the portfolio periodically or when new commodity assets are introduced to the Fund.

The final step involves active positioning. The management team actively adjusts commodity positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain commodity asset class exposure set forth in the balanced-risk portfolio structure—by setting controlled tactical ranges around the long-term commodity asset allocation. The resulting commodity asset allocation is then implemented by purchasing or selling derivatives, other commodity-linked instruments, exchange-traded funds, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, the Fund is able to gain greater exposure to commodity assets within each commodity sector than would be possible using cash instruments, and thus seeks to balance the amount of risk each commodity asset contributes to the Fund.

When executing the investment process described above, the portfolio managers may purchase commodity-linked derivative instruments, such as futures and/or swap contracts on different types of commodity assets. The portfolio managers purchase these commodity-linked derivatives to obtain both long and short commodity positions, in order to actively balance the risk associated with different types of commodity assets and sectors. When taking a long position, the portfolio managers generally believe that the price of the referenced commodity will go up. When taking a short position, the portfolio managers generally believe that the price of the referenced commodity will go down.

The Fund and the Subsidiary employ a risk management strategy to help minimize loss of capital and reduce excessive volatility. Pursuant to this strategy, the Fund and the Subsidiary generally maintain a substantial amount of their assets in cash and cash equivalents. Cash and cash equivalents will be posted as required margin for futures contracts, as required segregation under U.S. Securities and Exchange Commission rules and to collateralize swap exposure.

The Fund or the Subsidiary may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s or the Subsidiary’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund or the Subsidiary may not achieve its investment objective.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Active Trading Risk. Frequent trading of portfolio securities results in increased costs and may thereby lower the Fund’s actual return. Frequent trading also may increase short term gains and losses, which may affect the Fund’s tax liability.

Commodity-Linked Notes Risk. Commodity-linked notes employ “implicit” leverage that does not result in the possibility of a fund incurring obligations beyond its investment, but that nonetheless permit a fund to gain exposure that is greater than would be the case in an unlevered security. The Fund does not segregate assets or otherwise cover investments in securities with implicit leverage. The Fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, the Fund might not receive all or a portion of the interest due on its investment if there is a loss of value of the underlying variable to which the interest is linked. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, the Fund might not receive all or a portion of the principal at maturity of the investment. A liquid secondary market may not exist for the commodity-linked notes the Fund buys, which may make it difficult for the Fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, the Fund could lose money. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are

4        Invesco Balanced-Risk Commodity Strategy Fund

themselves volatile. Additionally, the particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.

Commodity Risk. The Fund’s and the Subsidiary’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because the Fund’s and the Subsidiary’s performance is linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.

Concentration Risk. To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Derivatives Risk. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. A fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. In addition, the use of certain derivatives may cause the Fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

The derivative instruments and techniques that the Fund and the Subsidiary may principally use include:

[ ] Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if the reference index, security or investments do not perform as expected.

[ ] Futures. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that the Fund is not able to close out a leveraged position because of market illiquidity, the Fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. There can be no assurance that the Fund’s leverage strategy will be successful.

Liquidity Risk. A security is considered to be illiquid if the Fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. The Fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

5        Invesco Balanced-Risk Commodity Strategy Fund

Non-Diversification Risk. The Fund is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of the Fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of the Fund more than would occur in a diversified fund.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could adversely affect the Fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. The Fund intends to treat the income it derives from commodity- linked notes as qualifying income based on a private letter ruling it has received from the IRS holding that the income from a form of commodity-linked note constitutes qualifying income. Additionally, the Fund intends to treat the income it derives from the Subsidiary as qualifying income based on the reasoning contained in a private letter ruling provided to another Invesco Fund (which the Fund may not cite as precedent). If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, the income and gains from the Fund’s investment in the commodity-linked notes and/or the Subsidiary might be non-qualifying income, and, while not anticipated, there is a possibility such change in position might be applied to the Fund retroactively. In the event the IRS did change its position, the Fund’s Board may authorize a significant change in investment strategy or Fund liquidation. For more information, please see the “Dividends, Distributions and Tax Matters” section in the Fund’s SAI.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation.  Detailed information concerning pending litigation can be found in the SAI.

Adviser Compensation
The Adviser is to receive a fee from Invesco Balanced-Risk Commodity Strategy Fund, calculated at the annual rate of 1.050% of the first $250 million, 1.025% of the next $250 million, 1.000% of the next $500 million, 0.975% of the next $1.5 billion, 0.950% of the next $2.5 billion, 0.925% of the next $2.5 billion, 0.900% of the next $2.5 billion and 0.875% of the amount over $10 billion of average daily net assets.

When issued, a discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent report to shareholders for the twelve-month period ended October 31.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.

■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1994.

■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

The portfolio managers are assisted by Invesco’s Global Asset Allocation Team, which is comprised of portfolio managers and research analysts. Members of the team may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of Invesco Balanced-Risk Commodity Strategy Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of this prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods (including exchanges into Class B Shares of another Invesco Fund during the applicable CDSC periods) listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus. Purchases of Class C shares

6        Invesco Balanced-Risk Commodity Strategy Fund

are subject to a contingent deferred sales charge. For more information on contingent deferred sales charges, see “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

7        Invesco Balanced-Risk Commodity Strategy Fund

Financial Highlights

The Fund commenced operations on November 29, 2010, therefore, no financial highlights have been included.

8        Invesco Balanced-Risk Commodity Strategy Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other Invesco and Invesco Van Kampen mutual funds that are offered to retail investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invesco.com/us. Click on the link for Accounts & Services, then Service Center, or consult the Fund’s SAI, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%[5]	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ New or additional investments are no longer permitted.	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■ Generally closed to new investors

1	Class A2 shares of Invesco Tax-Free Intermediate Fund and Investor Class shares of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
2	Class B shares of Invesco Money Market Fund convert to Invesco Cash Reserve Shares. Class B5 shares of Invesco Money Market Fund convert to Class A5 shares.
3	Class B shares and Class B5 shares will not convert to Class A shares or Class A5 shares, respectively, that have a higher 12b-1 fee rate than the respective Class B shares or Class B5 shares at the time of conversion.
4	CDSC does not apply to redemption of Class C shares of Invesco LIBOR Alpha Fund or Invesco Short Term Bond Fund unless you received Class C shares of Invesco LIBOR Alpha Fund or Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
5	Class C shares of Invesco Floating Rate Fund have a 12b-1 fee of 0.75%.

In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes on a limited basis:

■	Class A2 shares: Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund;

■	Class A5 shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;

■	Class B5 shares: Invesco Money Market Fund (New or additional investments in Class B5 shares are no longer permitted);

■	Class C5 shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;

■	Class R5 shares: Invesco Balanced-Risk Retirement Funds;

■	Class P shares: Invesco Summit Fund;

■	Class S shares: Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund, Invesco Moderately Conservative Allocation Fund and Invesco Summit Fund; and

■	Invesco Cash Reserve Shares: Invesco Money Market Fund.

A-1        The Invesco Funds

MCF—02/11

Share Class Eligibility

Class A, B, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

New or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends and capital gains distributions in Class B shares and exchange their Class B shares for Class B shares of other Funds as permitted by the current exchange privileges, until they convert. For Class B shares outstanding on November 29, 2010 and Class B shares acquired upon reinvestment of dividends, all Class B share attributes including the associated Rule 12b-1 fee, contingent deferred sales charge and conversion features, will continue.

Class A2 Shares
Class A2 shares, which are offered only on Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund, are closed to new investors. All references in this prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class A5, B5, C5 and R5 Shares
Class A5, B5, C5 and R5 shares are closed to new investors. Only investors who have continuously maintained an account in Class A5, C5 or R5 of a specific Fund may make additional purchases into Class A5, C5 and R5, respectively, of such specific Fund. All references in this Prospectus to Class A, B, C or R shares of the Invesco Funds, shall include Class A5 (excluding Invesco Money Market Fund), B5, C5, or R5 shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this Prospectus to Invesco Cash Reserve Shares of Invesco Money Market Fund, shall include Class A5 shares of Invesco Money Market Fund, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”

■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”

■	Eligible employee benefit plans. Investor Class shares are generally not available for IRAs unless the IRA depositor is considered an Investor Class grandfathered investor or the account is opened through an Investor Class grandfathered intermediary.

■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.

A-2        The Invesco Funds

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors, Inc. (Invesco Distributors) to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	Invesco Tax-Free Intermediate Fund, Class A2 shares.

■	Invesco Money Market Fund, Investor Class shares.

■	Invesco Tax-Exempt Cash Fund, Investor Class shares.

■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%
■	Class B shares: 1.00%
■	Class C shares: 1.00%

■	Class P shares: 0.10%

■	Class R shares: 0.50%
■	Class S shares: 0.15%

■	Invesco Cash Reserve Shares: 0.15%

■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.

■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:

■	have assets of at least $1 million; or

■	have at least 100 employees eligible to participate in the Plan; or

■	execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.

No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of Invesco Tax-Exempt Cash Fund and Class A2 shares of Invesco Limited Maturity Treasury Fund or Invesco Tax-Free Intermediate Fund.

■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.

■	Unit investments trusts sponsored by Invesco Distributors or its affiliates.

■	Unitholders of Invesco Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest

A-3        The Invesco Funds

distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s SAI include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchases of Class A shares of Invesco Tax-Exempt Cash Fund or Invesco Cash Reserve Shares of Invesco Money Market Fund or Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested.

Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and Invesco Cash Reserve Shares of Invesco Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire Invesco Cash Reserve Shares of Invesco Money Market Fund or Class A shares of Invesco Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth	None

A-4        The Invesco Funds

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased before	purchased on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of Invesco LIBOR Alpha Fund and Invesco Short Term Bond Fund
Class C shares of Invesco LIBOR Alpha Fund and Invesco Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco LIBOR Alpha Fund or Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of Invesco Tax-Exempt Cash Fund.

■	Class A shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund purchased on or after October 21, 2002, and prior to February 1, 2010.

■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund.

■	Invesco Cash Reserve Shares of Invesco Money Market Fund.

■	Investor Class shares of any Fund.

■	Class P shares of Invesco Summit Fund.

■	Class S shares of Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund, Invesco Moderately Conservative Allocation Fund and Invesco Summit Fund.

■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund

A-5        The Invesco Funds

imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

Invesco Asia Pacific Growth Fund
Invesco China Fund
Invesco Developing Markets Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco European Growth Fund
Invesco European Small Company Fund
Invesco Floating Rate Fund
Invesco Global Core Equity Fund
Invesco Global Equity Fund
Invesco Global Fund
Invesco Global Growth Fund
Invesco Global Health Care Fund
Invesco Global Real Estate Fund
Invesco Global Small & Mid Cap Growth Fund

Invesco Gold & Precious Metals Fund
Invesco High Yield Fund
Invesco High Yield Securities Fund
Invesco International Allocation Fund
Invesco International Core Equity Fund
Invesco International Growth Fund
Invesco International Small Company Fund
Invesco International Total Return Fund
Invesco Japan Fund
Invesco Pacific Growth Fund
Invesco Special Value Fund

Invesco U.S. Small Cap Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.
■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.

Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, Funds of Funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for fund accounts. The minimum investments for Class A, C, Y and Investor Class shares for fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors has the discretion to accept orders for lesser amounts

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.

A-6        The Invesco Funds

	Opening An Account	Adding To An Account

By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the internet.

*	In addition, Invesco Investment Services, Inc. does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund unless you own shares in both Class A and Class B of the same Fund, in which case the check may be reinvested into the Class A shares. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent or authorized intermediary, if applicable, must receive your call during the hours of the

A-7        The Invesco Funds

customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.
By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent or authorized intermediary, if applicable). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (Invesco Cash Reserve Shares of Invesco Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days’ prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	Invesco Money Market Fund, Invesco Cash Reserve Shares, Class A5 shares, Class Y shares and Investor Class shares

■	Invesco Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares

■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.

Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

A-8        The Invesco Funds

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Minimum Account Balance
A low balance fee of $12 per year will be deducted in the fourth quarter of each year from all Class A share, Class C share and Investor Class share accounts held in the Fund (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Fund and the Adviser. The Fund and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our web site, www.invesco.com/us, on or about November 15 of each year. This fee will be payable to the transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the transfer agent to offset amounts that would otherwise be payable by the Fund to the transfer agent under the transfer agency agreement. The low balance fee is not applicable to Fund Accounts comprised of: (i) fund of funds accounts, (ii) escheated accounts, (iii) accounts participating in a Systematic Purchase Plan established directly with the Fund, (iv) accounts with Dollar Cost Averaging, (v) accounts in which Class B Shares are immediately involved in the automatic conversion to Class A Shares, and those corresponding Class A Shares immediately involved in such conversion, (vi) accounts in which all shares are evidenced by share certificates, (vii) certain retirement plan accounts, (viii) forfeiture accounts in connection with certain retirement plans, (ix) investments in Class B, Class P, Class R, Class S or Class Y Shares, (x) certain money market funds (Investor Class of Premier U.S. Government Money, Premier Tax-Exempt and Premier Portfolios; all classes of Invesco Money Market Fund; and all classes of Invesco Tax-Exempt Cash Fund), or (xi) accounts in Class A shares established pursuant to an advisory fee program.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules which differ from those described in this prospectus. In such cases, there may be low balance fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

Invesco Cash Reserve Shares	Class A, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, Invesco Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, Invesco Cash Reserve Shares

Class A5	Class A, A5, Y*, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class B	Class B

Class B5	Class B

Class C	Class C, Y*

Class C5	Class C, C5, Y*

Class R	Class R

Class R5	Class R, R5

Class Y	Class Y

*	You may exchange your Invesco Cash Reserve Shares, Class A shares, Class C shares, Class C5 shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges into Invesco Van Kampen Senior Loan Fund
Invesco Van Kampen Senior Loan Fund is a closed-end fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Van Kampen Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Money Market Fund), Class B or Class C of any Invesco Fund for shares of Class A, Class B or Class C, respectively, of Invesco Van Kampen Senior Loan Fund. Please refer to the prospectus for the Invesco Van Kampen Senior Loan Fund for more information, including limitations on exchanges out of Invesco Van Kampen Senior Loan Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.

■	Exchanges into Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.

■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.

■	Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.

A-9        The Invesco Funds

■	Invesco Cash Reserve shares, Class A shares, Class A2 shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.

■	All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market funds and Invesco Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by Funds of Funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of Invesco Limited Maturity Treasury Fund, Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

The Invesco Affiliates and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.

A-10        The Invesco Funds

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

■	The money market funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■	The money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

Invesco Limited Maturity Treasury Fund. The Board of Invesco Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that Invesco Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, Invesco Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use Invesco Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.

■	One of the advantages of Invesco Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of Invesco Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market funds and Invesco Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

A-11        The Invesco Funds

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco valuation committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. Invesco High Income Municipal Fund, Invesco Municipal Bond Fund and Invesco Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end Funds, other than open-end Funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end Funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on

A-12        The Invesco Funds

each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.

■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.

■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2012) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.

■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.

■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”

■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as retirement plans that are qualified under Section 401 and 403 of the Code and individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.

■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.

■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.

■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends

A-13        The Invesco Funds

received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.

■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.

■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.

■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.

■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.

■	The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.

Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.

■	The Funds must meet certain requirements under the Code for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiary as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect for taxable years of the Fund with respect to which the extended due date of the return is after December 22, 2010. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.

■	Additionally, the Invesco Balanced-Risk Allocation Fund and the Invesco Balanced-Risk Commodity Strategy Fund have received a PLR from the IRS holding that the Funds’ income from a form of commodity-linked note is qualifying income. The Invesco Balanced-Risk Allocation Fund has also received a PLR from the IRS holding that its income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco Emerging Market Local Currency Debt Fund

■	The Fund may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Fund. If such regulations are issued, the Fund may not qualify as a regulated investment company and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of the Fund, resulting in the Fund’s failure to qualify as a regulated investment company. In lieu of disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect for taxable years of the Fund with respect to which the extended due date of the return is after December 22, 2010.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund

A-14        The Invesco Funds

sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-15        The Invesco Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semiannual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Balanced-Risk Commodity Strategy Fund
SEC 1940 Act file number: 811-05426

invesco.com/us BRCS-PRO-1

AIF-PXY-1

January 18, 2012

Dear Shareholder,

Invesco is continually conducting a comprehensive review of its product line to sharpen its offerings to investors. A key goal of this effort is to reduce overlap and enhance efficiency across the product line for the benefit of Invesco Funds’ shareholders and Invesco.

As the next step in the process, the Invesco Funds Boards have approved a realignment of four fund offerings, subject to shareholder approval.

The independent trustees of the Invesco Funds Board believe that the reorganization proposed in the accompanying proxy statement/prospectus is in the best interest of your Fund and the attached proxy statement/prospectus seeks your vote in favor of the proposed reorganization.

Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the shareholder meeting, you may vote your shares in person. If you expect to attend the shareholder meeting in person, or have questions, please notify us by calling 1-800-952-3502. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, reminding you to vote your shares.

Sincerely,

Mr. Philip Taylor
President and Principal Executive Officer

AIF-PXY-2

AIM Investment Funds (Invesco Investment Funds)

11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To Be Held on April 2, 2012

A special meeting (the “Meeting”) of the shareholders of the Invesco Commodities Strategy Fund (the “Target Fund”), a series of AIM Investment Funds (Invesco Investment Funds) (the “Trust”), will be held on April 2, 2012, at 3:00 p.m., Central time, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 to vote on the following proposal:

To approve an Agreement and Plan of Reorganization between the Target Fund and Invesco Balanced-Risk Commodity Strategy Fund (the “Acquiring Fund”), a series of the Trust, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).

Shareholders of record as of the close of business on January 4, 2012, are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting. The proposal will be effected only if the Target Fund’s shareholders approve the proposal.

The Board of Trustees of the Trust (the “Board”) requests that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope or by voting by telephone or via the internet using the instructions on the proxy card.

The Board recommends that you cast your vote FOR the above proposal as described in the Proxy Statement/Prospectus.

Please sign and promptly return each proxy card in the postage paid return envelope regardless of the number of shares owned.

Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the Meeting and voting in person.

Mr. Philip Taylor
President

January 18, 2012

AIM Investment Funds (Invesco Investment Funds)

11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246

PROXY STATEMENT/PROSPECTUS
January 18, 2012

Introduction

This Proxy Statement/Prospectus contains information that shareholders of the Invesco Commodities Strategy Fund (the “Target Fund”), a series of AIM Investment Funds (Invesco Investment Funds) (the “Trust”), should know before voting on the proposed reorganization that is described herein, and should be retained for future reference. This document is both the proxy statement of the Target Fund and also a prospectus for the Invesco Balanced-Risk Commodity Strategy Fund (the “Acquiring Fund”), which is a series of the Trust. The Target Fund and the Acquiring Fund are a series of a registered open-end management investment company. The Target Fund and the Acquiring Fund collectively are referred to as the “Funds” and individually as a “Fund.”

A special meeting of the shareholders of the Target Fund (the “Meeting”) will be held at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 on April 2, 2012, at 3:00 p.m., Central time. At the Meeting, shareholders of the Target Fund will be asked to consider the following proposal:

To approve an Agreement and Plan of Reorganization between the Target Fund and the Acquiring Fund, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).

The total value of the Acquiring Fund shares of each class that shareholders will receive in the Reorganization will be the same as the total value of the shares of each corresponding class of the Target Fund that shareholders held immediately prior to the Reorganization. The Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganization. No sales charges or redemption fees will be imposed in connection with the Reorganization.

The Board of Trustees of the Trust (the “Board”) has fixed the close of business on January 4, 2012, as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of the Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card will be mailed on or about January 19, 2012, to all shareholders eligible to vote on the Reorganization.

The Board has approved the Agreement and Plan of Reorganization and has determined that the Reorganization is in the best interest of the Target Fund and the Acquiring Fund and will not dilute the interests of the existing shareholders of the Target Fund or the Acquiring Fund. If shareholders of the Target Fund do not approve the Reorganization, the Board will consider what further action is appropriate for the Target Fund.

Additional information about the Funds is available in the:

•	Prospectuses for the Target Fund and the Acquiring Fund;

•	Annual and semi-annual reports to shareholders of the Target Fund and the Acquiring Fund; and

•	Statements of Additional Information (“SAIs”) for the Target Fund and the Acquiring Fund.

These documents are on file with the Securities and Exchange Commission (the “SEC”). The current prospectus of the Target Fund dated November 18, 2011, as amended, is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. A copy of the current prospectus of the Acquiring Fund accompanies this Proxy Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Proxy Statement/Prospectus. The SAI to this Proxy Statement/Prospectus, dated the same date as this Proxy Statement/Prospectus, also is incorporated herein by reference and is deemed to be part of this Proxy Statement/Prospectus. The Target Fund prospectus, the most recent annual reports to shareholders — containing audited financial statements for the most recent fiscal year — and the most recent semi-annual reports to shareholders of the Target Fund have been previously mailed to shareholders and are available on the Target Fund’s website at www.invesco.com/us.

Copies of all of these documents are available upon request without charge by visiting or writing to the Target Fund, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046, or calling (800) 959-4246.

You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-1520, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

i

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

Shareholders of the Target Fund are being asked to consider and approve an Agreement and Plan of Reorganization (the “Agreement”) that will have the effect of reorganizing the Target Fund with and into the Acquiring Fund, as summarized below. The Agreement provides for (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.

SUMMARY OF KEY INFORMATION

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAIs of the Funds. Shareholders should read the entire Proxy Statement/Prospectus and the prospectus of the Acquiring Fund carefully for more complete information.

On what am I being asked to vote?

As a shareholder of the Target Fund, you are being asked to consider and vote to approve the Agreement under which the assets and liabilities of the Target Fund will be transferred to the Acquiring Fund.

If shareholders of the Target Fund approve the Agreement, shares of each class of the Target Fund will be exchanged for Acquiring Fund shares of the corresponding class of equal value, which will result in your holding shares of the Acquiring Fund equal to the value of your shares of the corresponding class of the Target Fund, and the Target Fund will be liquidated and terminated.

Has my Fund’s Board of Trustees approved the Reorganization?

Yes. The Board has carefully reviewed the proposal and unanimously approved the Agreement and the Reorganization. The Board recommends that shareholders of the Target Fund vote “FOR” the Agreement.

What are the reasons for the proposed Reorganization?

On June 1, 2010, Invesco Ltd. (“Invesco”), the indirect parent company of Invesco Advisers, Inc., the Funds’ investment adviser (“Invesco Advisers” or “Adviser”), acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled the company to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganization proposed in this Proxy Statement/Prospectus is part of a larger group of reorganizations across Invesco’s mutual fund platform that began in early 2011. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap, and create scale in the resulting funds.

In considering the Reorganization and the Agreement, the Board considered these and other factors in concluding that the Reorganization would be in the best interest of the Funds. The Board’s considerations are described in more detail in the “THE PROPOSED REORGANIZATION — Board Considerations in Approving the Reorganization” section below.

What effect will the Reorganization have on me as a shareholder?

Immediately after the Reorganization, you will hold shares of a class of the Acquiring Fund that are equal in value to the shares of the corresponding class of the Target Fund that you held immediately prior to the closing of the Reorganization. The principal differences between the Target Fund and the Acquiring Fund are described in this Proxy Statement/Prospectus. The prospectus of the Acquiring Fund that accompanies this Proxy Statement/Prospectus contains additional information about the Acquiring Fund that you will hold shares of following the Reorganization, if approved.

How do the Funds’ investment objectives, principal investment strategies and risks compare?

The Acquiring Fund and the Target Fund have similar investment objectives, as described below. Each Fund’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval, although there is no present intention to do so.

Investment Objectives

Invesco Commodities Strategy Fund (Target Fund)	Invesco Balanced-Risk Commodity Strategy Fund (Acquiring Fund)

Long-term total return.	To provide total return.

The principal investment strategies of the Acquiring Fund are similar to the principal investment strategies of the Target Fund, although the Acquiring Fund may invest in different types of investments and have different investment policies and limitations than the Target Fund. As a result, the risks of owning shares of the Acquiring Fund are similar to the risks of owning shares of the Target Fund, although the risks of the Funds may not be exactly the same. The sections below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Principal Investment Strategies” and “Comparison of the Principal Risks of Investing in the Funds” compare the principal investment strategies and risks of the Target Fund and the Acquiring Fund and highlight certain key differences.

1

How do the Funds’ expenses compare?

The tables below provide a summary comparison of the expenses of the Target Fund and the Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganization. The pro forma expense ratios show projected estimated expenses, but actual expenses may be greater or less than those shown. Note that pro forma management fees and total expenses before fee waivers and expense reimbursements of the Acquiring Fund are expected to be higher than the management fees and total expenses of the Target Fund.

Expense Tables and Expense Examples*

	Current				Pro Forma
					Invesco Commodities
					Strategy Fund
					+
					Invesco Balanced-
					Risk Commodity
	Invesco		Invesco Balanced-		Strategy Fund
	Commodities		Risk Commodity		(assumes
	Strategy Fund		Strategy Fund		Reorganization is
	(Target Fund)		(Acquiring Fund)		completed)
	Class A		Class A		Class A

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%		1.05%		1.05%
Distribution and Service (12b-1) Fees	0.25%		0.25%		0.25%
Other Expenses	0.51	%(1)	0.24%		0.38%
Acquired Fund Fees and Expenses	N/A		0.01%		0.01%

Total Annual Fund Operating Expenses	1.26	%(1)	1.55%		1.69%
Fee Waiver and/or Expense Reimbursement	—		0.32	%(2)	0.46	%(3)

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.26	%(1)	1.23%		1.23%

	Current				Pro Forma
					Invesco Commodities
					Strategy Fund
					+
					Invesco Balanced-
			Invesco		Risk Commodity
	Invesco		Balanced-Risk		Strategy Fund
	Commodities		Commodity		(assumes
	Strategy Fund		Strategy Fund		Reorganization is
	(Target Fund)		(Acquiring Fund)		completed)
	Class B		Class B		Class B

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%		5.00%		5.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%		1.05%		1.05%
Distribution and Service (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.51	%(1)	0.24%		0.38%
Acquired Fund Fees and Expenses	N/A		0.01%		0.01%

Total Annual Fund Operating Expenses	2.01	%(1)	2.30%		2.44%
Fee Waiver and/or Expense Reimbursement	—		0.32	%(2)	0.46	%(3)

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	2.01	%(1)	1.98%		1.98%

2

	Current				Pro Forma
					Invesco Commodities
					Strategy Fund
					+
					Invesco Balanced-
					Risk Commodity
	Invesco		Invesco Balanced-		Strategy Fund
	Commodities		Risk Commodity		(assumes
	Strategy Fund		Strategy Fund		Reorganization is
	(Target Fund)		(Acquiring Fund)		completed)
	Class C		Class C		Class C

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%		1.00%		1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%		1.05%		1.05%
Distribution and Service (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.51	%(1)	0.24%		0.38%
Acquired Fund Fees and Expenses	N/A		0.01%		0.01%

Total Annual Fund Operating Expenses	2.01	%(1)	2.30%		2.44%
Fee Waiver and/or Expense Reimbursement	—		0.32	%(2)	0.46	%(3)

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	2.01	%(1)	1.98%		1.98%

	Current				Pro Forma
					Invesco Commodities
					Strategy Fund
					+
					Invesco Balanced-
			Invesco		Risk Commodity
	Invesco		Balanced-Risk		Strategy Fund
	Commodities		Commodity		(assumes
	Strategy Fund		Strategy Fund		Reorganization is
	(Target Fund)		(Acquiring Fund)		completed)
	Class R		Class R		Class R

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%		1.05%		1.05%
Distribution and Service (12b-1) Fees	0.50%		0.50%		0.50%
Other Expenses	0.51	%(1)	0.24%		0.38%
Acquired Fund Fees and Expenses	N/A		0.01%		0.01%

Total Annual Fund Operating Expenses	1.51	%(1)	1.80%		1.94%
Fee Waiver and/or Expense Reimbursement	0.00%		0.32	%(2)	0.46	%(3)

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.51	%(1)	1.48%		1.48%

3

	Current				Pro Forma
					Invesco Commodities
					Strategy Fund
					+
					Invesco Balanced-
					Risk Commodity
	Invesco		Invesco Balanced-		Strategy Fund
	Commodities		Risk Commodity		(assumes
	Strategy Fund		Strategy Fund		Reorganization is
	(Target Fund)		(Acquiring Fund)		completed)
	Class Y		Class Y		Class Y

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%		1.05%		1.05%
Distribution and Service (12b-1) Fees	None		None		None
Other Expenses	0.51	%(1)	0.24%		0.38%
Acquired Fund Fees and Expenses	N/A		0.01%		0.01%

Total Annual Fund Operating Expenses	1.01	%(1)	1.30%		1.44%
Fee Waiver and/or Expense Reimbursement	—		0.32	%(2)	0.46	%(3)

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.01	%(1)	0.98%		0.98%

	Current				Pro Forma
					Invesco Commodities
					Strategy Fund
					+
					Invesco Balanced-
					Risk Commodity
	Invesco		Invesco Balanced-		Strategy Fund
	Commodities		Risk Commodity		(assumes
	Strategy Fund		Strategy Fund		Reorganization is
	(Target Fund)		(Acquiring Fund)		completed)
	Institutional Class		Institutional Class		Institutional Class

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%		1.05%		1.05%
Distribution and Service (12b-1) Fees	None		None		None
Other Expenses	0.31	%(1)	0.16%		0.19%
Acquired Fund Fees and Expenses	N/A		0.01%		0.01%

Total Annual Fund Operating Expenses	0.81	%(1)	1.22%		1.25%
Fee Waiver and/or Expense Reimbursement	—		0.24	%(2)	0.46	%(3)

Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.81	%(1)	0.98%		0.79%

*	Expense ratios reflect annual fund operating expenses for the most recent fiscal year (as disclosed in the Funds’ current prospectuses) of the Target Fund (October 31, 2011) and the Acquiring Fund (October 31, 2011). Pro forma numbers are estimated as if the Reorganization had been completed as of November 1, 2010 and do not include the estimated costs of the Reorganization. The Target Fund and the Acquiring Fund will not bear any Reorganization costs. For more information on the costs of the Reorganization to be borne by the Funds, see “Costs of the Reorganization” below.

(1)	Other Expenses and Total Annual Fund Operating Expenses have been restated for the current fiscal year.

(2)	The Adviser has contractually agreed, through at least February 28, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R, Class Y, and Institutional Class shares to 1.22%, 1.97%, 1.97%, 1.47%, 0.97%, and 0.97%, respectively, of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2013.

(3)	Effective upon the closing of the Reorganization, the Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.22%, Class B shares to 1.97%, Class C shares to 1.97%, Class R to 1.47%, Class Y shares to 0.97% and Institutional Class shares to 0.97% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board and Invesco Advisers mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

4

Expense Example

This Example is intended to help you compare the costs of investing in different classes of the Target Fund and the Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of the Acquiring Fund after giving effect to the Reorganization of the corresponding Target Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Tables above.

The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
Fund/Class	Year	Years	Years	Years

Invesco Commodities Strategy Fund (Target) — Class A	$671	$928	$1,204	$1,989
Invesco Balanced-Risk Commodity Strategy Fund (Acquiring) — Class A	$668	$983	$1,320	$2,268
Combined Pro forma Target Fund + Acquiring Fund — Class A (assuming the Reorganization is completed)	$668	$966	$1,333	$2,363
Invesco Commodities Strategy Fund (Target) — Class B	$704	$930	$1,283	$2,144
Invesco Commodities Strategy Fund (Target) — Class B (if you did not redeem your shares)	$204	$630	$1,083	$2,144
Invesco Balanced-Risk Commodity Strategy Fund (Acquiring) — Class B	$701	$988	$1,401	$2,423
Invesco Balanced-Risk Commodity Strategy Fund (Acquiring) — Class B (if you did not redeem your shares)	$201	$688	$1,201	$2,423
Combined Pro forma Target Fund + Acquiring Fund — Class B (assuming the Reorganization is completed)	$701	$970	$1,415	$2,517
Combined Pro forma Target Fund + Acquiring Fund — Class B (assuming the Reorganization is completed) (if you did not redeem your shares)	$201	$670	$1,215	$2,517
Invesco Commodities Strategy Fund (Target) — Class C	$304	$630	$1,083	$2,338
Invesco Commodities Strategy Fund (Target) — Class C (if you did not redeem your shares)	$204	$630	$1,083	$2,338
Invesco Balanced-Risk Commodity Strategy Fund (Acquiring) — Class C	$301	$688	$1,201	$2,611
Invesco Balanced-Risk Commodity Strategy Fund (Acquiring) — Class C (if you did not redeem your shares)	$201	$688	$1,201	$2,611
Combined Pro forma Target Fund + Acquiring Fund — Class C (assuming the Reorganization is completed)	$301	$670	$1,215	$2,704
Combined Pro forma Target Fund + Acquiring Fund — Class C (assuming the Reorganization is completed) (if you did not redeem your shares)	$201	$670	$1,215	$2,704
Invesco Commodities Strategy Fund (Target) — Class R	$154	$477	$824	$1,802
Invesco Balanced-Risk Commodity Strategy Fund (Acquiring) — Class R	$151	$535	$945	$2,090
Combined Pro forma Target Fund + Acquiring Fund — Class R (assuming the Reorganization is completed)	$151	$518	$959	$2,187
Invesco Commodities Strategy Fund (Target) — Class Y	$103	$322	$558	$1,236
Invesco Balanced-Risk Commodity Strategy Fund (Acquiring) — Class Y	$100	$381	$682	$1,540
Combined Pro forma Target Fund + Acquiring Fund — Class Y (assuming the Reorganization is completed)	$100	$363	$697	$1,642
Invesco Commodities Strategy Fund (Target) — Institutional Class	$ 83	$259	$450	$1,002
Invesco Balanced-Risk Commodity Strategy Fund (Acquiring) — Institutional Class	$100	$363	$647	$1,456
Combined Pro forma Target Fund + Acquiring Fund — Institutional Class (assuming the Reorganization is completed)	$ 81	$303	$595	$1,428

The Example is not a representation of past or future expenses. Each Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds’ projected or actual performance.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect each Fund’s performance.

During the fiscal year ended October 31, 2011, the Target Fund’s portfolio turnover rate was 22% of the average value of the portfolio. During the fiscal year ended October 31, 2011, the Acquiring Fund’s portfolio turnover rate was 0% of the average value of the portfolio.

For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Reorganization, see the section entitled “THE PROPOSED REORGANIZATION — Board Considerations in Approving the Reorganization” in this Proxy Statement/Prospectus.

5

How do the performance records of the Funds compare?

The performance history of each Fund for certain periods as of September 30, 2011 is shown below. The returns below may not be indicative of a Fund’s future performance. The table below compares the performance history of the Acquiring Fund’s oldest share class to the performance history of the comparable class of the Target Fund. Since inception performance is only provided for share classes with less than 10 years of performance history. Other classes of shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses. The prospectuses for the Funds contain additional performance information under the headings “Performance Information” and “Financial Highlights.” Additional performance information and a discussion of performance are also included in each Fund’s most recent annual report to shareholders.

Average Annual Total Returns*	1 Year	Since Inception

Invesco Balanced-Risk Commodity Strategy Fund (Acquiring Fund) — Class A (inception date: November 30, 2010)
Return Before Taxes	—	(8.63)%
Return After Taxes on Distributions	—	(8.63)%
Return After Taxes on Distributions and Sale of Fund Shares	—	(5.61)%

Invesco Commodities Strategy Fund (Target Fund) — Class A (inception date: April 30, 2008)(1)
Return Before Taxes	(5.70)%	(12.90)%
Return After Taxes on Distributions	(6.47)%	(13.33)%
Return After Taxes on Distributions and Sale of Fund Shares	(3.66)%	(10.89)%

*	The above total return figures reflect the maximum front-end sales charge (load) of 5.50% applicable to Class A shares. Returns less than one year have not been annualized.

(1)	The returns shown for periods prior to June 1, 2010, are those of the Class A shares of a predecessor fund that was advised by Morgan Stanley Investment Advisors Inc. and was reorganized into the Acquiring Fund on June 1, 2010. The returns shown for periods after June 1, 2010, are those of the Acquiring Fund. The returns of the Acquiring Fund are different from the predecessor fund as they had different expenses and sales charges.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How do the management, investment adviser and other service providers of the Funds compare?

Each Fund is overseen by the same Board and officers. In addition, Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Fund pursuant to an investment advisory agreement that contains substantially identical terms (except for fees) for each Fund. The effective advisory fee at current breakpoint levels of the Acquiring Fund is higher than the effective advisory fee of the Target Fund. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers has acted as an investment adviser since its organization in 1976. As of September 30, 2011, Invesco Advisers had $281 billion under management. Invesco Advisers is an indirect, wholly-owned subsidiary of Invesco.

The advisory agreement applicable to the Funds provides that Invesco Advisers may delegate any and all of its rights, duties, and obligations to one or more wholly-owned affiliates of Invesco as sub-advisers (the “Invesco Sub-Advisers”). Pursuant to Master Intergroup Sub-Advisory Contracts, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to a Fund. The Invesco Sub-Advisers, each of which is an indirect, wholly-owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:

•	Invesco Asset Management Deutschland GmbH;

•	Invesco Asset Management Limited;

•	Invesco Australia Limited;

•	Invesco Canada Ltd;

•	Invesco Hong Kong Limited;

•	Invesco Asset Management (Japan) Limited; and

•	Invesco Senior Secured Management, Inc.

Other key service providers to the Target Fund, including the administrator, transfer agent, custodian, distributor and auditor, provide the same or substantially the same services to the Acquiring Fund. The Acquiring Fund’s prospectus and SAI describe the services and other arrangements with these service providers.

How do the Funds’ purchase and redemption procedures and exchange policies compare?

The purchase and redemption procedures and exchange policies for each class of the Target Fund are the same as those of the corresponding class of the Acquiring Fund.

6

How do the Funds’ sales charges and distribution arrangements compare?

The sales charges and sales charge exemptions for each class of the Target Fund are the same as those of the corresponding class of the Acquiring Fund. For more information on the sales charges and distribution and shareholder servicing arrangements of the Funds, see the section entitled “Comparison of Share Classes and Distribution Arrangements.”

Will the Acquiring Fund have different portfolio managers than a corresponding Target Fund?

No. The portfolio management team for the Target Fund is the same as the portfolio management team for the Acquiring Fund. The Acquiring Fund prospectus that accompanies this Proxy Statement/Prospectus provides biographical information about the key individuals that comprise the portfolio management team for the Acquiring Fund.

Will there be any tax consequences resulting from the proposal?

The Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Target Fund anticipates receiving a legal opinion to that effect. Thus, while there can be no guarantee that the Internal Revenue Service (“IRS”) will adopt a similar position, it is expected that shareholders will have no adverse federal income tax consequences as a result of the Reorganization. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this Proxy Statement/Prospectus relates only to the federal income tax consequences of the Reorganization. A portion of the Target Fund’s portfolio assets are anticipated to be sold in connection with the Reorganization as distinct from normal portfolio turnover. Such repositioning of the Target Fund’s portfolio assets may occur before or after the Closing of the Reorganization. This may result in the realization of ordinary income and capital gains, reduced by any available capital loss carryovers, that would be distributed to shareholders. A further discussion of the potential tax impact of such sales of portfolio assets is included under “The Proposed Reorganization — Federal Income Tax Considerations” in this proxy/prospectus.

When is the Reorganization expected to occur?

If shareholders of the Target Fund approve the Reorganization, it is anticipated that the Reorganization will occur on or around April 30, 2012.

How do I vote on the Reorganization?

There are several ways you can vote your shares, including in person at the Meeting, by mail, by telephone, or via the Internet. The proxy card that accompanies this Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the proposal, as recommended by the Board, and in their best judgment on other matters.

What will happen if shareholders of the Target Fund do not approve the Reorganization?

If the shareholders of the Target Fund do not approve the Reorganization, the Target Fund’s Board will consider other possible courses of action for the Target Fund.

What if I do not wish to participate in the Reorganization?

If you do not wish to have your shares of the Target Fund exchanged for shares of the Acquiring Fund as part of the Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, you will incur any applicable deferred sales charge, and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Why are you sending me the Proxy Statement/Prospectus?

You are receiving this Proxy Statement/Prospectus because you own shares in the Target Fund as of the Record Date and have the right to vote on the very important proposal described herein concerning your Target Fund. This Proxy Statement/Prospectus contains information that shareholders of the Target Fund should know before voting on the proposed Reorganization. This document is both a proxy statement of the Target Fund and also a prospectus for the Acquiring Fund.

Where can I find more information about the Funds and the Reorganization?

Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Proxy Statement/Prospectus contains additional information about the Reorganization. You are encouraged to read the entire document. If you need any assistance, or have any questions regarding the Reorganization or how to vote, please call Invesco Client Services at (800) 959-4246.

7

ADDITIONAL INFORMATION ABOUT THE FUNDS

Comparison of Principal Investment Strategies

The following section compares the principal investment strategies of the Target Fund with the principal investment strategies of the Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”

Investment Strategies.  A principal difference between the investment strategies of the Target Fund and the Acquiring Fund is that the Target Fund is managed to more closely track the performance returns of an index than the Acquiring Fund, which is not managed to track the returns of an index. The Target Fund seeks to outperform the returns of the Dow Jones-UBS Commodity Total Return Index (“DJ-UCI”). The Target Fund invests primarily in derivative instruments, including commodity-linked notes, commodity total return swaps and commodity futures, and also in money market instruments and the Subsidiary (discussed below). The Adviser uses an indexed-based process designed to balance the risk among the main commodity sectors such that no one sector drives the portfolio’s performance. Commodity-linked notes will be used to facilitate exposure to the entire DJ-UCI. Commodity-linked notes are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes. Commodity total return swaps will be used to efficiently manage the Fund’s exposure to the benchmark. Commodity total return swaps are two party contracts in which the parties agree to exchange the return or interest rate on one instrument for the return of a particular commodity, commodity index or commodities futures or options contract. The payment streams are calculated by reference to an agreed upon notional amount. These commodity swaps may be held either directly by the Fund or through the Subsidiary. The Fund invests in futures contracts to seek those sources of returns that are ignored or deemphasized by the benchmark. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument or commodity at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument or commodity. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument or commodity on the settlement date or by payment of a cash settlement amount on the settlement date. Additionally, the Adviser employs an actively-managed, quantitative investment approach that seeks to generate incremental return (alpha) above the DJ-UCI.

The Target Fund will generally maintain in the range of 40% to 70% of its net assets (including assets invested in the Subsidiary) in cash and cash equivalent instruments including affiliated money market funds. The Target Fund will invest up to 25% of its assets in the subsidiary.

The Acquiring Fund invests, under normal conditions, in derivatives and other commodity-linked instruments whose performance is expected to correspond to the performance of the underlying commodity, without investing directly in physical commodities. The Acquiring Fund seeks to achieve its investment objective by investing in derivatives and other commodity-linked instruments that provide exposure to the following four sectors of the commodities markets: agricultural, energy, industrial metals and precious metals. The Acquiring Fund primarily will invest in the Subsidiary (described below), commodity-based exchange-traded funds, commodity-linked notes and cash and cash equivalents. In order to gain additional exposure to commodities, the Acquiring Fund may also invest directly in futures, swaps and commodity-linked notes. In attempting to meet its investment objective, the Acquiring Fund engages in active and frequent trading of portfolio securities.

The Acquiring Fund will generally maintain in the range of 40% to 70% of its total assets (including assets invested in the Subsidiary) in cash and cash equivalent instruments including affiliated money market funds. The Acquiring Fund may invest up to 25% of its total assets in the Subsidiary.

Relative to index-based commodity funds that are passively managed, the Funds will seek to provide greater capital loss protection during down markets using the portfolio management team’s active three-step investment process. This three step investment process involves (1) selecting representative commodity assets to gain exposure to the agriculture, energy, industrial metals, and precious metals sectors; (2) estimating the risk correlation of the selected commodity assets to create a potential portfolio of investments; and (3) actively positioning the Acquiring Fund’s commodity positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described above. The management team balances the opportunity for excess return from active positioning and the need to maintain commodity asset class exposure by setting controlled tactical ranges around the long-term commodity asset allocation.

Subsidiaries.  For tax reasons, a portion of each Fund’s commodities exposure will be achieved through investment in a subsidiary organized under the laws of the Cayman islands (a “Subsidiary”). Each Fund will invest in a wholly-owned Subsidiary and the Subsidiary, in turn, will invest in the commodity-related instruments described above for each Fund. Each Subsidiary is advised by Invesco and has the same investment objective as the corresponding Fund and generally employs the same investment strategy. The Subsidiary, unlike its parent Fund, may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. Each Fund will be subject to the risks associated with any investment by its respective Subsidiary to the extent of the Fund’s investment in the Subsidiary.

8

Active and frequent trading.  In attempting to meet its investment objective, each Fund may engage in active and frequent trading of portfolio securities.

Non-diversification.  Each Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Repositioning Costs

The Reorganization may result in the sale of some of the portfolio securities of the Target Fund as the Funds’ portfolio managers align the combined portfolio with the Acquiring Fund’s investment strategy. The transaction costs incurred in connection with the sale of such portfolio securities is estimated not to be material. A discussion of the potential tax impact of such sales of portfolio securities is included under “The Proposed Reorganization — Federal Income Tax Considerations” in this proxy/prospectus.

Comparison of Principal Risks of Investing in the Funds

The table below describes the principal risks that may affect each Fund’s investment portfolio. The principal risks of the Target Fund and the Acquiring Fund are substantially similar. Although only the Acquiring Fund is permitted to concentrate its investments (i.e., invest 25% or more of its assets in a particular industry), both the Target and Acquiring Funds focus their investments in commodities-related instruments. For more detailed information on the risks associated with the Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI.

Principal Risk	Funds Subject to Risk
Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.	Target Fund Acquiring Fund

Commodity-Linked Notes Risk.  The Fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. Commodity-linked notes typically are debt instruments issued by investment banks that are not secured by the underlying commodity instrument.
Target Fund Acquiring Fund

Commodity Risk.  The Fund’s and the Subsidiary’s investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because the Fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.
Target Fund Acquiring Fund

Credit Risk.  The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Target Fund Acquiring Fund

Counterparty Risk. Many of the instruments that the Fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.	Target Fund Acquiring Fund

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. The derivative instruments and techniques that the Fund and the Subsidiary may principally use include:
Target Fund Acquiring Fund
Swaps.  A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

Futures.  A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

9

Principal Risk	Funds Subject to Risk
Interest Rate Risk.  Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
Target Fund Acquiring Fund

Leverage Risk.  Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.
Target Fund Acquiring Fund

Liquidity Risk. The Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.	Target Fund Acquiring Fund

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.	Target Fund Acquiring Fund

Market Risk.  The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.
Target Fund Acquiring Fund

Non-Diversification Risk.  The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.
Target Fund Acquiring Fund

Subsidiary Risk.  By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), the Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the Fund and its shareholders.
Target Fund Acquiring Fund

Tax Risk.  As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund intends to treat the income it derives from certain commodity- linked notes (“CLNs”) and the Subsidiary as qualifying income based on the holdings in a number of private letter rulings issued by the Internal Revenue Service (“IRS”) to others, including to certain Invesco funds, but on which the Fund (other than the Acquiring Fund with respect to CLNs as described below) cannot rely. As of the date of this Proxy Statement/Prospectus, the IRS has reportedly suspended the issuance of further such private letter rulings, but has taken no action to revoke any such previously issued rulings. In the event the IRS were to change its position with respect to the conclusions reached in these private letter rulings, the income and gains from the Fund’s investment in the CLNs and/or the Subsidiary might be nonqualifying income, in which case the Fund might not qualify as a regulated investment company for one or more years. In this event, the Fund’s Board may authorize a significant change in investment strategy or Fund liquidation. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the 90% income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect for taxable years of the Fund with respect to which the extended due date of the return is after December 22, 2010. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has pending before the IRS a request for a private letter ruling that holds income from the Subsidiary is qualifying income and previously received a private letter ruling that holds income from CLNs is qualifying income.
Target Fund Acquiring Fund

U.S. Government Obligations Risk.  The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
Target Fund Acquiring Fund

Concentration Risk.  To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.
Acquiring Fund

Comparison of Fundamental and Non-Fundamental Investment Restrictions

Each Fund has adopted fundamental investment restrictions concerning, among other things, concentration in particular industries, borrowing and loaning money, and investing in real estate and commodities. Except for the Acquiring Fund’s fundamental investment

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restrictions relating to concentration in particular industries and investing in commodities, the fundamental and non-fundamental investment restrictions of the Target Fund and those of the Acquiring Fund are the same. The Acquiring Fund will concentrate its investments in order to obtain exposure to the commodities markets. The Target Fund will not make investments that will result in concentration. The Funds will not invest in physical commodities, except that the Funds may invest 25% of its total assets in its respective Subsidiary in order to obtain exposure to commodities markets. However, the Acquiring Fund may further invest outside of its Subsidiary in other commodity-linked instruments such as commodity-linked notes, ETFs, futures and swaps. Fundamental investment restrictions of a Fund cannot be changed without shareholder approval. Non-fundamental investment restrictions of a Fund can be changed by a Fund’s Board of Trustees.

Both the Target Fund and the Acquiring Fund may be subject to other investment restrictions that are not identified above. A full description of the Target Fund’s and the Acquiring Fund’s investment policies and restrictions may be found in its respective SAI.

Comparison of Share Classes and Distribution Arrangements

Shares of each class of the Target Fund will be exchanged for shares of a specific class of the Acquiring Fund. The following sub-sections identify the Acquiring Fund share class that corresponds with the Target Fund share class as well as the different distribution arrangements among the various share classes.

Class Structure.  The Funds each offer multiple share classes. Each such class offers a distinct structure of sales charges, distribution and/or service fees, and reductions and waivers thereto, which are designed to address a variety of shareholder servicing needs. In addition, some share classes have certain eligibility requirements that must be met to invest in that class of shares. The eligibility requirements are the same for each Fund and are described in the Funds’ prospectuses.

The share classes offered by the Target Fund and the corresponding share classes of the Acquiring Fund that Target Fund shareholders will receive in connection with the Reorganization are as follows:

Target Fund	Acquiring Fund
Share Classes	Share Classes

Class A	Class A
Class B	Class B
Class C	Class C
Class R	Class R
Class Y	Class Y
Institutional Class	Institutional Class

Neither Fund currently offers Class B shares to new investors. Existing investors of the Target Fund that owned Class B shares before their closure will continue to receive reinvested dividends in the form of new Class B shares but may no longer add to their existing positions in Class B shares. Shareholders who receive Class B shares in connection with the Reorganization may continue to hold those shares and reinvest dividends until the scheduled conversion date of the Class B shares to Class A shares but may not purchase new Class B shares.

Sales Charges.  The sales charge schedule (if any) of each share classes of the Target Fund are substantially the same as the sales charge schedule (if any) of the corresponding share classes of the Acquiring Fund. Class A shares of each Fund are sold with an initial sales charge that ranges from 5.50% to zero depending on the amount of your investment. Class B and Class C shares of each Fund are sold with a contingent deferred sales charge that may be imposed when the shares are sold. Class A shares may also be subject to a contingent deferred sales charge on purchases of $1 million or more if redeemed prior to 18 months after the date of purchase. Each Fund offers reductions and waivers of the initial sales charge and contingent deferred sale charge to certain eligible investors or under certain circumstances, which are substantially the same between the Funds. Class R, Class Y, and Institutional Class shares are sold without any initial sales charge or contingent deferred sales charge. Each share class except Class Y and Institutional Class imposes an asset based sales charge or service fee under one or more plans adopted by the Board, which are described in the following section. The Funds’ prospectuses describe the sales charge schedules and applicable waivers and exemptions of each such share class.

You will not pay an initial sales charge on Acquiring Fund Class A shares that you receive in connection with the Reorganization. In addition, the exchange of Class A shares, Class B shares or Class C shares of the Target Fund for corresponding classes of the Acquiring Fund at the consummation of the Reorganization will not result in the imposition of any contingent deferred sales charge that applies to those share classes. Upon consummation of the Reorganization, former Target Fund shareholders of Class A shares, Class B shares or Class C shares will be credited for the period of time from their original date of purchase of the Target Fund Class A shares, Class B shares or Class C shares for purposes of determining the amount of any contingent deferred sales charge that may be due upon subsequent redemption, if any. In addition, the CDSC schedule that applies to the Class B shares of the Target Fund that you own will continue to apply to the Class B shares of the Acquiring Fund that you receive in the Reorganization. The Acquiring Fund initial sales charges for Class A shares and contingent deferred sales charges that apply to Class A shares and Class C shares will apply to any Class A shares or Class C shares of the Acquiring Fund purchased after the Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge or contingent deferred sales charge.

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Distribution Fees.  The Funds have adopted distribution plans and service plans (together, the “Distribution Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to each of their Class A, Class B, Class C and Class R shares. Class Y and Institutional Class shares of the Funds are not subject to the Distribution Plans.

Pursuant to the Target Fund’s Distribution Plan, the Target Fund is authorized to make payments to Invesco Distributors, Inc., the Funds’ principal underwriter (“IDI”) in connection with the distribution of Target Fund shares and providing shareholder services at the annual rate of up to 0.25% of the Target Fund’s average daily net assets attributable to Class A shares, at the annual rate of up to 1.00% of the Target Fund’s average daily net assets attributable to Class B and Class C shares, and at the annual rate of up to 0.50% of the Target Fund’s average net assets attributable to Class R shares. Notwithstanding the foregoing expense limits, however, IDI may be reimbursed from the Target Fund only up to the amount it has spent on activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders. This type of Distribution Plan is sometimes referred to as a “reimbursement-type” plan because the underwriter is only entitled to be reimbursed for its plan-related expenses.

The Distribution Plans for the Acquiring Fund and the Target Fund are similar except that the IDI is entitled to be paid by the Acquiring Fund the maximum amounts described above (i.e., 0.25% for Class A shares, 1.00% for Class B and Class C shares and 0.50% for Class R shares) regardless of the amount IDI has spent on activities or expenses intended to result in the sale of shares or the servicing of shareholders. This type of Distribution Plan is sometimes referred to as a “compensation-type” plan because the underwriter is compensated at a fixed rate, regardless of its actual distribution and service-related expenditures. Thus it is possible that under the Acquiring Fund’s Distribution Plan the underwriter could, in practice, receive payments in excess of the amounts actually paid under the Target Fund’s “reimbursement” type Distribution Plan.

The fee table under the “SUMMARY OF KEY INFORMATION — How do the Funds’ expenses compare” section of this Proxy Statement/Prospectus describes the fees paid under each Funds’ Distribution Plan for a recent period as well as an estimate of the fees to be paid under the Distribution Plan following the Reorganization.

Comparison of Purchase and Redemption Procedures

The purchase procedures employed by the Target Fund and the Acquiring Fund are substantially the same. Each Fund offers shares through its distributor on a continuous basis. Shares of the Funds may be purchased directly through the transfer agent and through other authorized financial intermediaries. Investors may purchase both initial and additional shares by mail, wire, telephone or the internet. The Acquiring Fund prospectus enclosed with this Proxy Statement/Prospectus describes in detail how shareholders can purchase Acquiring Fund shares. Class A, Class B (closed to new investments, except dividend reinvestments), Class C, and Class Y shares of the Funds require a minimum investment of $1,000 ($250 for IRA, Roth IRA, and Coverdell Education Savings Accounts). There is no minimum investment required to purchase Class R shares. Institutional Class shares of the Target Fund and the Acquiring Fund each require a minimum initial investment that ranges from $0 to $10 million, depending on the type of account making the investment. The Acquiring Fund’s prospectus describes the types of accounts to which the minimum initial investment applies. For accounts participating in a systematic investment program, the minimum investment is $50 ($25 for IRA, Roth IRA, and Coverdell Education Savings Accounts). Certain exemptions apply as set forth in the Funds’ prospectuses. The foregoing investment minimums will not apply to shares received in connection with the Reorganization. However, investors may be charged a small-account fee if account balances remain below the required investment minimum for certain periods. See the Funds’ prospectuses for details.

Comparison of Distribution Policies

Each Fund declares and pays dividends of net investment income, if any, annually, and capital gains distributions, if any, at least annually. Each Fund may also declare and pay capital gains distributions more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Each Fund automatically reinvests any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and distributions in cash.

Forms of Organization and Securities to be Issued

The Acquiring Fund and the Target Fund are series of the same Delaware statutory trust, with the same governing instruments, including the declaration of trust and bylaws. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Target Fund and the Acquiring Fund. Each share of the Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except where class voting is required by the Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other fund that is a series of the respective Trust. More information about the voting, dividend and other rights associated with shares of the Funds can be found in each Fund’s SAI.

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At the Closing (defined below), Acquiring Fund shares will be credited to Target Fund shareholders only on a book-entry basis. The Acquiring Fund shall not issue certificates representing shares in connection with the exchange of Target Fund shares, irrespective of whether Target Fund shareholders hold their shares in certificated form. At the Closing, all outstanding certificates representing shares of the Target Fund will be cancelled.

Pending Litigation

Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (“IFG”) (the former investment adviser to certain funds), a predecessor to Invesco Advisers, IDI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Acquiring Fund’s SAI.

Where to Find More Information

For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds’ prospectuses: (i) see “Fund Management” for more information about the management of a Fund; (ii) see “Other Information” for more information about a Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Account Information” for more information about the pricing, purchase, redemption and repurchase of shares of a Fund, tax consequences to shareholders of various transactions in shares of a Fund, and distribution arrangements of a Fund.

THE PROPOSED REORGANIZATION

Summary of Agreement and Plan of Reorganization

The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit D to this Proxy Statement/Prospectus.

With respect to the Reorganization, if shareholders of the Target Fund approve the Agreement and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with the Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the Target Fund immediately prior to the Reorganization.

The class or classes of Acquiring Fund shares that shareholders will receive in connection with the Reorganization will depend on the class or classes of Target Fund shares that shareholders hold, as described above under “Comparison of Share Classes and Distribution Arrangements.”

The Target Fund and the Acquiring Fund will be required to make representations and warranties in the form of Agreement that are customary in matters such as the Reorganization.

If shareholders approve the Reorganization and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganization (the “Closing”) is expected to occur on or around April 30, 2012 (the “Closing Date”), immediately prior to the opening of regular trading on the New York Stock Exchange on the Closing Date (the “Effective Time”). Following receipt of the requisite shareholder vote in favor of the Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Target Fund will be terminated in accordance with its governing documents and applicable law.

If shareholders of the Target Fund do not approve the Agreement or if the Reorganization does not otherwise close, the Board will consider what additional action to take. The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

Board Considerations in Approving the Reorganization

As discussed above, on June 1, 2010, Invesco acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled Invesco to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganization proposed in this Proxy Statement/Prospectus is part of a larger group of reorganizations across Invesco’s mutual fund platform that began in early 2011. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap, and create scale in the resulting funds.

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Each Board of Trustees of the Invesco Funds created an ad hoc committee (the “Ad Hoc Merger Committee”), which met separately multiple times from September 2011 through November 2011 to discuss the proposed Reorganization. Meetings of the full Board were also held to review and consider the Reorganization, including presentations by the Ad Hoc Merger Committee. The trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Trust (the “Independent Trustees”) met separately to consider these matters. The Independent Trustees have been advised on this matter by independent counsel to the Independent Trustees and by the independent Senior Officer, an officer of the Trust who reports directly to the Independent Trustees. The Board received from Invesco Advisers and IDI written materials containing relevant information about the Funds and the proposed Reorganization, including fee and expense information on an actual and pro forma estimated basis, and comparative portfolio composition and performance data.

The Board considered the potential benefits and costs of the Reorganization to the Target Fund, the Acquiring Fund, and their respective shareholders. The Board reviewed detailed information comparing the following information for the Target Fund and the Acquiring Fund: (1) investment objectives, policies and restrictions; (2) portfolio management; (3) portfolio composition; (4) the comparative investment performance; (5) the current expense ratios and expense structures, including contractual investment advisory fees; (6) the expected federal income tax consequences to the Funds, including any impact on capital loss carry forwards; and (7) relative asset size and net purchase (redemption) trends. The Board also considered the benefits to the Target Fund of (i) combining with a similar fund to create a larger fund with a more diversified shareholder base, and (ii) Invesco Advisers’ paying each Fund’s Reorganization costs, (iii) Invesco Adviser’s agreement to cap expenses of the Acquiring Fund for two years after the Closing; and (iv) the expected tax free nature of the Reorganization for the Target Fund and its shareholders for federal income tax purposes. The Board also considered the overall goal of the reorganizations to rationalize the Invesco Funds to enable IDI to better focus on the combined funds to promote additional asset growth.

With respect to the Reorganization, the Board further considered that (i) the investment objective, strategies and related risks of the Funds are somewhat similar, with each Fund having an investment objective of seeking, to varying degrees, both growth of capital by investing in commodity-related instruments, fixed income securities, and cash instruments, although the portfolio composition strategies and securities selection techniques differ among the Funds and (ii) the Funds have the same portfolio management team. The Trustees were cognizant of the fact that Target Fund shareholders would become shareholders of a Fund with a higher effective management fee and a gross total expense ratio on a pro forma basis and of Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses through June 30, 2014 so that such expenses do not exceed an agreed upon cap as set forth in the fee tables above.

Based upon the information and considerations described above, the Board, on behalf of the Target Fund and the Acquiring Fund, approved the Reorganization in order to combine the Target Fund with a similar Fund in terms of investment objectives, strategies and risks, portfolio management and portfolio composition to create a larger fund with a relatively more diversified shareholder base. The Board also determined that shareholders of the Funds could potentially benefit from the growth in assets realized by the Reorganization. The Board concluded that the Reorganization is in the best interests of the Target Fund and the Acquiring Fund and that no dilution of value would result to the shareholders of the Target Fund or the Acquiring Fund from the Reorganization. Consequently, the Board approved the Agreement and the Reorganization.

Federal Income Tax Considerations

The following is a general summary of the material U.S. federal income tax considerations of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.

The Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of the Target Fund into the Acquiring Fund are as follows:

•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Reorganization;

•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•	the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing).

Neither the Target Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganization. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of the Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. Such opinion of counsel may state

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that no opinion is expressed as to the effect of the Reorganization on the Target Fund, Acquiring Fund, or any Target Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “Where to Find Additional Information.”

Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives.

A portion of the Target Fund’s portfolio assets are anticipated to be sold in connection with the Reorganization as distinct from normal portfolio turnover. Such repositioning of the Target Fund’s portfolio assets may occur before or after the Closing of the Reorganization. This may result in the realization of ordinary income and capital gains, reduced by any available capital loss carryovers, that would be distributed to shareholders. To the extent such repositioning occurs before Closing, it is not anticipated that the sale of Target Fund’s assets will result in any material amounts of ordinary income or capital gain to be distributed to Target Fund shareholders based on the Target Fund’s net unrealized appreciation in the value of its portfolio assets at October 31, 2011 and available capital loss carryovers. To the extent such repositioning occurs after Closing, the amount of any ordinary income and capital gains that may be realized and distributed to the shareholders of the combined Fund will depend upon a variety of factors, including the Target Fund’s net unrealized appreciation in the value of its portfolio assets at that time and any limitations on the use by the combined Fund of available capital loss carryovers as discussed below.

Prior to the Closing of the Reorganization, the Target Fund will distribute, and the Acquiring Fund may distribute, to their respective shareholders any undistributed income and gains (net of available capital loss carryovers) to the extent required to avoid entity level tax or as otherwise deemed desirable. Such distributions, if made, are anticipated to be made in the 2012 calendar year and would be taxable to shareholders in such year.

The tax attributes, including capital loss carryovers, of the Target Fund move to the Acquiring Fund in the Reorganization. The capital loss carryovers of the Target Fund and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-Closing. First, the capital loss carryovers of each Fund that experiences a more than 50% ownership change in a Reorganization (e.g., in a reorganization of two Funds, the smaller Fund), increased by any current year loss or decreased by any current year gain, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its “aggregate capital loss carryovers”), are expected to become subject to an annual limitation. Losses in excess of that limitation may be carried forward to succeeding tax years, subject, in the case of net capital losses that arise in taxable years beginning on or before December 22, 2010 as discussed below, to an overall eight-year carryover period. The annual limitation will generally equal the net asset value of the Target Fund on the Closing Date multiplied by the “long-term tax-exempt rate” published by the IRS. If the Target Fund has net unrealized built-in gains at the time of Closing of the Reorganization (i.e., net unrealized appreciation in value of the Fund’s investments), the annual limitation for a taxable year will be increased by the amount of such built-in gains that are recognized in the taxable year. Second, if a Fund has built-in gains at the time of Closing that are realized by the combined Fund in the five-year period following the Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of the other Fund. Third, the capital losses of the Target Fund that may be used by the Acquiring Fund (including to offset any “built-in gains” of the Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Fund for such taxable year (excluding capital loss carryovers) treated as realized post-Closing based on the number of days remaining in such year. Fourth, the Reorganization may result in an earlier expiration of a Fund’s capital loss carryovers because the Reorganization may cause the Target Fund’s tax year to close early in the year of the Reorganization.

The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date (December 22, 2010) for regulated investment companies regardless of whether such regulated investment company is a party to a reorganization. Consequently, these capital losses can be carried forward indefinitely. However, capital losses incurred in pre-enactment taxable years may not be used to offset capital gains until all net capital losses arising in post-enactment taxable years have been utilized. As a result, some net capital loss carryovers incurred in pre-enactment taxable years which otherwise would have been utilized under prior law may expire.

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The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use by the Acquiring Fund, post-Closing, of the Target Fund’s aggregate capital loss carryovers following the Reorganization are as follows:

		Invesco Balanced-
	Invesco Commodities	Risk Commodity
	Strategy Fund	Strategy Fund
	(Target Fund)	(Acquiring Fund)
	(000,000s)	(000,000s)
	at 10/31/2011	at 10/31/2011

Aggregate Capital Loss Carryovers on a Tax Basis	$(12.9)	—
Net Unrealized Appreciation (Depreciation) in Investments on a Tax Basis	$1.4	$8.7
Aggregate Net Asset Value	$90.8	$171.8
Approximate Annual Limitation(1)	$3.2	N/A

(1)	Based on the long-term tax-exempt rate for ownership changes during January 2012 of 3.55%.

Based upon the Target Fund’s capital loss position at October 31, 2011, the annual limitation on the use of its aggregate capital loss carryovers may not prevent the combined Fund from utilizing such losses, albeit over a period of time. However, the effect of the annual limitation may be to cause the combined Fund, post-Closing, to distribute more capital gains in a taxable year than might otherwise have been the case if no such limitation had applied. The ability of the Acquiring Fund to absorb the capital loss carryovers of the Target Fund post-Closing depends upon a variety of factors that can not be known in advance. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report.

In addition, if the Acquiring Fund following the Reorganization has proportionately greater net unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Target Fund, shareholders of the Target Fund, post-Closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred. At October 31, 2011, the net unrealized appreciation (depreciation) in value of its portfolio investments of the Target Fund on a tax basis as a percentage of its net asset value is 2% compared to the Acquiring Fund of 5%, and on a combined basis of 4%.

After the Reorganization, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes.

Costs of the Reorganization(s)

The total cost of the Reorganization to be paid by the Acquiring Fund is estimated to be $30,000. The total estimated costs of the Reorganization for the Target Fund, as well as the estimated proxy solicitation costs for the Target Fund, which are part of the total Reorganization costs, are estimated to be $110,000 and $19,000, respectively. Invesco Advisers will bear the Reorganization costs of both the Target Fund and the Acquiring Fund. The costs of the Reorganization include legal counsel fees, independent accountant fees, expenses related to the printing and mailing of this Proxy Statement/Prospectus, and fees associated with the proxy solicitation but do not include any portfolio transaction costs arising from the Reorganization.

VOTING INFORMATION

Proxy Statement/Prospectus

We are sending you this Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by appearing in person at the Meeting and following the instructions below. You do not need to attend the Meeting to vote, however. Instead, you may simply complete, sign, and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card are expected to be mailed on or about January 19, 2012, to all shareholders entitled to vote. Shareholders of record of the Target Fund as of the close of business on January 4, 2012 (the “Record Date”), are entitled to vote at the Meeting. The number of outstanding shares of each class of the Target Fund on January 4, 2012, can be found at Exhibit A. Each share is entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held.

Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Fund in writing at the address of the Target Fund set forth on the cover page of the Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder is present at the Meeting, the shareholder may withdraw the proxy and vote in person. However, if your shares are held through a broker-dealer or other financial intermediary you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.

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Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid shareholder meeting of the Target Fund. For the Target Fund, a quorum will exist if shareholders representing one-third of the outstanding shares of the Target Fund entitled to vote are present at the Meeting in person or by proxy.

Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the Agreement. Because the proposal described in this Proxy Statement/Prospectus is considered “non-routine,” under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you.

Abstentions will count as shares present at the Meeting for purposes of establishing a quorum. If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve the Agreement are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including, among other things, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities, and the nature of the reasons for such further solicitation.

Vote Necessary to Approve the Agreement

The Board has unanimously approved the Agreement, subject to shareholder approval. Shareholder approval of the Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the Meeting, if the holders of more than 50% of the outstanding shares of the Target Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the Target Fund.

Abstentions are counted as present but are not considered votes cast at the Meeting. Abstentions therefore will have the same effect as a vote against the Agreement because approval of the Agreement requires the affirmative vote of a percentage of either the shares present at the Meeting or the outstanding shares of the Target Fund.

Proxy Solicitation

The Target Fund has engaged the services of Computershare Fund Services (“Solicitor”) to assist in the solicitation of proxies for the Meeting. Solicitor’s costs are described under the “Costs of the Reorganization” section of this Proxy Statement/Prospectus. Proxies are expected to be solicited principally by mail, but the Target Fund, Invesco Advisers or its affiliates or Solicitor may also solicit proxies by telephone, facsimile, or personal interview. The Target Fund’s officers and employees of Invesco Advisers or its affiliates may also solicit proxies but will not receive any additional or special compensation for any such solicitation.

Under the agreement with the Solicitor, the Solicitor will be paid a project management fee as well as telephone solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of telephone votes, inbound telephone contact, obtaining shareholders’ telephone numbers, and providing additional materials upon shareholder request. The agreement also provides that the Solicitor shall be indemnified against certain liabilities and expenses, including liabilities under the federal securities laws.

Other Meeting Matters

Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Proxy Statement/Prospectus. Under the Target Fund’s bylaws, business transacted at a special meeting such as this Meeting shall be limited to (i) the purpose stated in the notice and (ii) adjournment of the special meeting with regard to the stated purpose. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.

Share Ownership by Large Shareholders, Management and Trustees

A list of the name, address, and percent ownership of each person who, as of January 4, 2012, to the knowledge of the Target Fund and the Acquiring Fund, owned 5% or more of the outstanding shares of a class of such Target Fund or the Acquiring Fund, respectively, can be found at Exhibits B and C.

Information regarding the ownership of shares of the Target Fund and the Acquiring Fund by the Trustees and executive officers of the Trusts can be found at Exhibits B and C.

OTHER MATTERS

Capitalization

The following table sets forth as of October 31, 2011, for the Reorganization, the total net assets, number of shares outstanding, and net asset value per share of each class of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after it has combined with the corresponding Target Fund(s). The pro forma capitalization column in the table assumes that the Reorganization has taken place. The capitalizations of the

17

Target Fund, the Acquiring Fund, and their classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

		Invesco Balanced-			Invesco Balanced-
	Invesco Commodities	Risk Commodity			Risk Commodity
	Strategy Fund	Strategy Fund	Pro Forma		Strategy Fund
	(Target Fund)(3)	(Acquiring Fund)	Adjustments(1)		(pro forma)

Net assets (all classes)	$90,818,103	$171,788,610	—		$262,606,713

Class A net assets	$70,652,848	$7,659,076	—		$78,311,924
Class A shares outstanding	3,490,280	735,066	3,289,304	(2)	7,514,650
Class A net asset value per share	$20.24	$10.42	—		$10.42

Class B net assets	$7,366,146	$277,291	—		$7,643,437
Class B shares outstanding	369,527	26,775	341,349	(2)	737,651
Class B net asset value per share	$19.93	$10.36	—		$10.36

Class C net assets	$7,442,865	$1,821,991	—		$9,264,856
Class C shares outstanding	372,793	176,037	346,499	(2)	895,329
Class C net asset value per share	$19.97	$10.35	—		$10.35

Class R net assets	$207,360	$110,523	—		$317,883
Class R shares outstanding	10,289	10,604	9,608	(2)	30,501
Class R net asset value per share	$20.15	$10.42	—		$10.42

Class Y net assets	$5,095,107	$59,062,829	—		$64,157,936
Class Y shares outstanding	250,233	5,641,447	236,371	(2)	6,128,051
Class Y net asset value per share	$20.36	$10.47	—		$10.47

Institutional Class net assets	$53,777	$102,856,900	—		$102,910,677
Institutional Class shares outstanding	2,631	9,828,066	2,505	(2)	9,833,202
Institutional Class net asset value per share	$20.44	$10.47	—		$10.47

(1)	Invesco will bear 100% of the Reorganization expenses of both the Target Fund and the Acquiring Fund. As a result there are no pro forma adjustments to net assets.

(2)	Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund shareholder accounts based on the relative value of the Target Fund and the Acquiring Fund’s net asset value per share assuming the Reorganization would have taken place on October 31, 2011.

(3)	Unaudited.

Dissenters’ Rights

If the Reorganization is approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Target Fund, however, have the right to redeem their shares at net asset value subject to applicable deferred sales charges and/or redemption fees (if any) until the Closing Date of the Reorganization. After the Reorganization, Target Fund shareholders will hold shares of the Acquiring Fund, which may also be redeemed at net asset value subject to applicable deferred sales charges and/or redemption fees (if any).

Shareholder Proposals

The Funds do not generally hold annual meetings of shareholders. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of the Target Fund hereafter called should send the proposal to the Target Fund at the Target Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. If the proposed Reorganization is approved and completed for the Target Fund, shareholders of such Target Fund will become shareholders of the Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in a proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at a future meeting. For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.

WHERE TO FIND ADDITIONAL INFORMATION

This Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto, and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each Fund’s registration statement, which contains the Fund’s prospectuses and related SAIs, is 811-05426.

18

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy material, registration statements, and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, D.C. 20549-1520. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-1520, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

19

EXHIBIT A

OUTSTANDING SHARES OF THE TARGET FUND

As of January 4, 2012, there were the following number of shares outstanding of each class of the Target Fund:

Number of Shares
Target Fund/Share Classes	Outstanding
Invesco Commodities Strategy Fund
Class A	4,128,982.90
Class B	419,132.60
Class C	426,591.33
Class R	11,668.28
Class Y	292,139.79
Institutional Class	3,187.94

A-1

EXHIBIT B

OWNERSHIP OF THE TARGET FUND

Significant Holders

Listed below are the name, address, and percent ownership of each person who, as of January 4, 2012, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Target Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Target Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Number	Percent
	Class of	of Shares	Owner of
Name and Address	Shares	Owned	Record*

MORGAN STANLEY SMITH BARNEY	A	2,973,672.51	72.02%
HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311

MORGAN STANLEY SMITH BARNEY	B	300,819.25	71.77%
HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311

FIRST CLEARING LLC	B	34,418.06	8.21%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523

MORGAN STANLEY SMITH BARNEY	C	325,834.78	76.38%
HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311

PERSHING LLC	R	4,525.17	38.78%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002

MORGAN STANLEY SMITH BARNEY	R	2,779.60	23.82%
HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311

POWER SUPPLIES LLC	R	1,129.31	9.68%
LORETTA M TESSMAR WASHINGTN TWP MI

SCOTWORK INC	R	925.00	7.93%
SANDY J SBARRA WARRENTON VA

SCOTWORK INC	R	846.13	7.25%
MARTIN P FINKLE SOUTH ORANGE NJ

STRATEGIC HORIZON INC	R	677.65	5.81%
401K PLAN YONG S NG TRUSTEE DIAMOND BAR CA

MORGAN STANLEY SMITH BARNEY	Y	150,807.08	51.62%
HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311

FIRST CLEARING LLC	Y	23,233.30	7.95%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST ST LOUIS MO 63103-2523

INVESCO GROUP SERVICES INC	Institutional	2,609.57	81.86%
1555 PEACHTREE ST NE ATLANTA GA 30309-2460

AIM ADVISORS INC	Institutional	578.37	18.14%
ATTN CORPORATE CONTROLLER 1555 PEACHTREE ST NE STE 1800 ATLANTA GA 30309-2499

*	The Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best of the knowledge of the Target Fund, the ownership of shares of the Target Fund by executive officers and Trustees of the Target Fund as a group constituted less than 1% of each outstanding class of shares of the Target Fund as of January 4, 2012.

B-1

EXHIBIT C

OWNERSHIP OF THE ACQUIRING FUND

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of January 4, 2012, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Acquiring Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Acquiring Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Number	Percent
	Class of	of Shares	Owner of
Name and Address	Shares	Owned	Record*
NATIONAL FINANCIAL SERVICES LLC	A	437,946.74	33.14%
FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST, 1WFC NEW YORK NY 10281-1003

PERSHING LLC	A	238,322.17	18.03%
1 PERSHING PLZ JERSEY CITY NJ 07399-0001

AMERICAN ENTERPRISE INVESTMENT SVC	A	142,164.11	10.76%
PO BOX 9446 MINNEAPOLIS MN 55440-9446

PERSHING LLC	B	7,352.67	28.50%
1 PERSHING PLZ JERSEY CITY NJ 07399-0001

NATIONAL FINANCIAL SERVICES LLC	B	1,656.60	6.42%
FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST, 1WFC NEW YORK NY 10281-1003

INTC CUST SEP IRA	B	1,597.06	6.19%
SEP A/C RANDALL L WESTRA ELGIN IL

INTC CUST SEP IRA	B	1,533.22	5.94%
EARLENE EVANS FBO EARLENE EVANS LAS VEGAS NV

AMERICAN ENTERPRISE INVESTMENT SVC	B	1,505.96	5.84%
PO BOX 9446 MINNEAPOLIS MN 55440-9446

PERSHING LLC	C	71,897.04	36.44%
1 PERSHING PLZ JERSEY CITY NJ 07399-0001

INTC CUST ROLLOVER IRA FBO	C	18,099.76	9.17%
JOHN J SHERSTON HOWELL MI

MORGAN STANLEY SMITH BARNEY	C	15,706.93	7.96%
HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR JERSEY CITY NJ 07311

NATIONAL FINANCIAL SERVICES LLC	C	12,233.84	6.20%
FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST, 1WFC NEW YORK NY 10281-1003

FRONTIER TRUSTCO FBO	R	4,140.35	36.68%
EMS GROUP 401K PS PLA PO BOX 10758 FARGO ND 58106-0758

AMERICAN ENTERPRISE INVESTMENT SVC	R	2,561.91	22.70%
707 2ND AVE S MINNEAPOLIS MN 55402-2405

81 GRAND HOLDINGS INC	R	1,158.55	10.26%
PATRICIA LAURINE RAMONT MODESTO CA

AIM ADVISORS INC	R	1,001.00	8.87%
ATTN CORPORATE CONTROLLER 1555 PEACHTREE ST NE STE 1800 ATLANTA GA 30309-2499

THE EVANSVILLE CHAPTER 13	R	940.78	8.34%
COURTNEY N KOONCE EVANSVILLE IN

NAT’L FINANCIAL SERVICES CORP	Y	6,361,089.90	89.79%
THE EXCLUSIVE BENEFIT OF CUST ONE WORLD FINANCIAL CENTER 200 LIBERTY STREET 5TH FLR NEW YORK NY 10281-5503

INVESCO GROWTH ALLOCATION	Institutional	4,949,809.07	48.56%
FUND OMNIBUS ACCOUNT C/O INVESCO ADVISORS 11 GREENWAY PLZ STE 2500 HOUSTON TX 77046-1188

INVESCO MODERATE ASSET ALLOCATION	Institutional	3,585,037.65	35.17%
FUND OMNIBUS ACCOUNT C/O INVESCO ADVISORS 11 GREENWAY PLZ STE 2500 HOUSTON TX 77046-1188

INVESCO MODERATELY CONSERVATIVE ALLOCATION	Institutional	1,159,651.92	11.38%
FUND OMNIBUS ACCOUNT C/O INVESCO ADVISORS 11 GREENWAY PLZ STE 2500 HOUSTON TX 77046-1188

*	The Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best of the knowledge of the Acquiring Fund, the ownership of shares of the Acquiring Fund by executive officers and Trustees of the Acquiring Fund as a group constituted less than 1% of each outstanding class of shares of the Acquiring Fund as of January 4, 2012.

C-1

EXHIBIT D

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this       day of      , 2012 by and among (i) each of the Invesco open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”) separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).

WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets and assume the liabilities of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);

WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATIONS

1.1.  It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2.  Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets, property, and goodwill including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(f) (collectively, “Assets”).

(c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and the Target Fund will as promptly as practicable completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund

Shareholders of the class. The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date. At the Closing, any outstanding certificates representing shares of a Target Fund will be cancelled. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange, irrespective of whether Target Fund shareholders hold their Target Fund shares in certificated form.

(e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

2.	VALUATION

2.1.  With respect to each Reorganization:

(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the “Valuation Date”), using the Target Fund’s valuation procedures established by the Target Entity’s Board of Trustees.

(b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of each class computed on the Valuation Date using the Acquiring Fund’s valuation procedures established by the Acquiring Entity’s Board of Trustees, which are the same as the Target Fund’s valuation procedures.

(c) The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.

(d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.

3.	CLOSING AND CLOSING DATE

3.1.  Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (the “Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing Time”).

3.2.  With respect to each Reorganization:

(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s Custodian for the account of the Acquiring Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date.

(b) The Target Entity shall direct the Target Custodian for each Target Fund to deliver, at the Closing or promptly thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.

(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request. The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d) The Target Entity shall direct each applicable transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1.  Each Target Entity, on behalf of itself or, where applicable, a Target Fund, represents and warrants to the Acquiring Entity and its corresponding Acquiring Fund as follows:

(a) The Target Fund is duly organized as a series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Agreement and Declaration of Trust, as amended, and by-laws (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;

(d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;

(f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;

(g) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(h) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(i) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(j) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, before the Closing Date will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date;

(k) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Fund, and subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(m) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(n) The Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

(o) The Target Fund has no unamortized or unpaid organizational fees or expenses.

4.2.  Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and its corresponding Target Fund as follows:

(a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Agreement and Declaration of Trust, as amended (the “Agreement and Declaration of Trust”), to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;

(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

(d) The prospectuses and statements of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;

(f) The financial statements of the Acquiring Fund for the Acquiring Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(g) Since the last day of the Acquiring Fund’s most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(h) On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;

(i) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If the Acquiring Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Acquiring Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date;

(j) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(l) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(m) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;

(n) The Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(o) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates.

5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND

5.1.  With respect to each Reorganization:

(a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.

(b) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

(c) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(d) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

(e) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date, and (4) all FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements pertaining to the Target Fund (the “FIN 48 Workpapers”). The foregoing information to be provided within such timeframes as is mutually agreed by the parties.

(f) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(g) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(h) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code. The information to be provided under this subsection shall be provided within such timeframes as is mutually agreed by the parties.

(i) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1) of the Code. None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

(j) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.

(k) If reasonably requested by the Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

6.1.  With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:

(a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement; and

(c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1.  With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) If requested by Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the FIN 48 Workpapers, (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and/or (v) a statement of earnings and profits as provided in Section 5.1(h);

(c) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(d) The Target Custodian shall have delivered the certificate contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;

(e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date; and

(f) The Target Fund shall have declared and paid or cause to be paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) substantially all of its investment company taxable income (determined without regard to any deductions for dividends paid) and substantially all of its net capital gains (after reduction for any capital loss carryover), if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) all of its investment company taxable income and net capital gains for its taxable year ended prior to the Closing Date to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to the Closing Time on the Closing Date.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.  The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2.  On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein;

8.3.  All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.4.  A registration statement on Form N-14 under the 1933 Act properly registering the Acquiring Fund shares to be issued in connection with the Reorganization shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or known to be contemplated under the 1933 Act; and

8.5.  The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.

9.	FEES AND EXPENSES

9.1.  Each Target Fund and Acquiring Fund will bear its costs associated with the Reorganization to the extent that the Fund is expected to recoup those costs within 24 months following the Reorganization as a result of reduced total annual fund operating expenses based on estimates prepared by IAI and discussed with the Board. IAI has agreed to bear the Reorganization costs of any Fund that does not meet the foregoing threshold.

10.	FINAL TAX RETURNS AND FORMS 1099 OF TARGET FUND

10.1.  After the Closing Date, except as otherwise agreed to by the parties, Target Entity shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

11.1.  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.  The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.  This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

14.3.  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.4.  This agreement may be executed in any number of counterparts, each of which shall be considered an original.

14.5.  It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the Target Entity or the Agreement and Declaration of Trust of the Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Invesco Advisers, Inc.	AIM Investment Funds (Invesco Investment Funds), AIM Sector Funds (Invesco Sector Funds), AIM Equity Funds (Invesco Equity Funds), AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), each on behalf of its respective series identified on Exhibit A hereto

By: Name: Title:	By: Name: Title:

EXHIBIT A

CHART OF REORGANIZATIONS

Acquiring Fund (and share classes) and	Corresponding Target Fund (and share
Acquiring Entity	classes) and Target Entity	Closing Date
Invesco Balanced-Risk Commodity Strategy Fund, a series of AIM Investment Funds (Invesco Investment Funds)	Invesco Commodities Strategy Fund, a series of AIM Investment Funds (Invesco Investment Funds)
Class A	Class A
Class B	Class B
Class C	Class C
Class R	Class R
Class Y	Class Y
Institutional Class	Institutional Class
Invesco Van Kampen American Value Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Invesco U.S. Mid Cap Value Fund, a series of AIM Sector Funds (Invesco Sector Funds)
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class Y
Invesco Van Kampen Mid Cap Growth Fund, a series of AIM Sector Funds (Invesco Sector Funds)	Invesco Capital Development Fund, a series of AIM Equity Funds (Invesco Equity Funds)
Class A	Class A
Class B	Class B
Class C	Class C
Class R	Class R
Class Y	Class Y
Class A	Investor Class
Institutional Class	Institutional Class
Invesco Van Kampen High Yield Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco High Income Municipal Fund, a series of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class Y
Institutional Class	Institutional Class
Inveso Van Kampen V.I. Capital Growth Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. Capital Appreciation Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Class I	Class I
Class II	Class II
Invesco Van Kampen V.I. Capital Growth Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. Leisure Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Class I	Class I
Class II	Class II
Invesco Van Kampen V.I. Mid Cap Growth Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco V.I. Capital Development Fund, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Class I	Class I
Class II	Class II

Schedule 1.2(c)

Excluded Liabilities

None

Schedule 8.6

Tax Opinions

(i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.

(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.

(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x) For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on a Target Fund, Acquiring Fund or any Target Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

EXHIBIT E

FINANCIAL HIGHLIGHTS

The financial highlight tables are intended to help you understand the Funds’ financial performance for the past five fiscal years and are included in the Acquiring Fund’s prospectus and the Target Fund’s prospectus which are each incorporated herein by reference. The Acquiring Fund’s prospectus also accompanies this Proxy Statement/Prospectus. The financial highlights tables below provide additional information for each Fund’s most recently completed fiscal year end. Each Fund’s fiscal year end is October 31, and, accordingly, each Fund’s financial highlights table below contains information for the period ended October 31, 2011.

Target Fund

The following schedule presents financial highlights for one share of the Target Fund outstanding for the period indicated.

										Ratio of		Ratio of
			Net gains							expenses		expenses
			(losses) on							to average		to average net		Ratio of net
	Net asset	Net	securities		Dividends					net assets		assets without		investment
	value,	investment	(both	Total from	from net	Net asset			Net assets,	with fee waivers		fee waivers		income
	beginning	income	realized and	investment	investment	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Rebate from	Portfolio
	of period	(loss)(a)	unrealized)	operations	income	of period	Return(b)		(000s omitted)	absorbed(c)		absorbed(c)		net assets(c)		Affiliates	Turnover(d)

Class A
Three months ended 10/31/11	$22.13	$(0.06)	$(1.83)	$(1.89)	$—	$20.24	(8.54)%		$70,653	1.25%		1.32%		1.13%		—	22%
Class B
Three months ended 10/31/11	21.83	(0.10)	(1.80)	(1.90)	—	19.93	(8.70)		7,366	2.00		2.07		(1.88)		—	22
Class C
Three months ended 10/31/11	21.87	(0.10)	(1.80)	(1.90)	—	19.97	(8.69	)(e)	7,443	1.98	(e)	2.05	(e)	(1.86	)(e)	—	22
Class R
Three months ended 10/31/11	22.04	(0.07)	(1.82)	(1.89)	—	20.15	(8.58)		207	1.50		1.57		(1.38)		—	22
Class Y
Three months ended 10/31/11	22.24	(0.05)	(1.83)	(1.88)	—	20.36	(8.45)		5,095	1.00		1.07		(0.88)		—	22
Institutional Class
Three months ended 10/31/11	22.32	(0.04)	(1.84)	(1.88)	—	20.44	(8.42)		54	0.82		0.87		(0.70)		—	22

(a)	Calculated using average shares outstanding.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Ratios are annualized and based on average daily net assets (000’s) of $74,154, $8,106, $8,801, $211, $5,252 and $55 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(e)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.98% for the period ended October 31, 2011.

Acquiring Fund

The following schedule presents financial highlights for one share of the Acquiring Fund outstanding for the period indicated.

								Ratio of		Ratio of
								expenses		expenses
			Net gains					to average		to average net		Ratio of net
	Net asset	Net	on securities					net assets		assets without		investment
	value,	investment	(both	Total from	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	income	realized and	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		Turnover(c)

Class A
Eleven months ended 10/31/11(d)	$10.00	$(0.12)	$0.54	$0.42	$10.42	4.20%	$7,659	1.22	%(e)	1.54	%(e)	(1.13	)%(e)	0%
Class B
Eleven months ended 10/31/11(d)	10.00	(0.19)	0.55	0.36	10.36	3.60	277	1.97	(e)	2.29	(e)	(1.88	)(e)	0
Class C
Eleven months ended 10/31/11(d)	10.00	(0.19)	0.54	0.35	10.35	3.50	1,822	1.97	(e)	2.29	(e)	(1.88	)(e)	0
Class R
Eleven months ended 10/31/11(d)	10.00	(0.14)	0.56	0.42	10.42	4.20	111	1.47	(e)	1.79	(e)	(1.38	)(e)	0
Class Y
Eleven months ended 10/31/11(d)	10.00	(0.09)	0.56	0.47	10.47	4.70	59,063	0.97	(e)	1.29	(e)	(0.88	)(e)	0
Institutional Class
Eleven months ended 10/31/11(d)	10.00	(0.09)	0.56	0.47	10.47	4.70	102,857	0.97	(e)	1.21	(e)	(0.88	)(e)	0

(a)	Calculated using average shares outstanding.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(d)	Commencement date of November 30, 2010.

(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,355, $158, $1,028, $37, $19,468 and $108,011 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.

E-1

AIF-SUP-1
Statutory Prospectus Supplement dated October 7, 2011
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Classes A, A2, A5, B, B5, C, C5, P, R, R5, S, Y, Invesco Cash Reserve and Investor class shares (the “Retail Classes”) and Institutional class shares of the Funds listed below:
Invesco Asia Pacific Growth Fund
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco Balanced-Risk Retirement 2020 Fund
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
Invesco Balanced-Risk Retirement Now Fund
Invesco California Tax-Free Income Fund
Invesco Capital Development Fund
Invesco Charter Fund
Invesco China Fund
Invesco Commodities Strategy Fund
Invesco Constellation Fund
Invesco Convertible Securities Fund
Invesco Core Plus Bond Fund
Invesco Disciplined Equity Fund
Invesco Developing Markets Fund
Invesco Diversified Dividend Fund
Invesco Dynamics Fund
Invesco Emerging Markets Equity Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco Endeavor Fund
Invesco Energy Fund
Invesco Equally-Weighted S&P 500 Fund
Invesco European Growth Fund
Invesco European Small Company Fund
Invesco Floating Rate Fund
Invesco Global Advantage Fund
Invesco Global Core Equity Fund
Invesco Global Equity Fund
Invesco Global Growth Fund
Invesco Global Health Care Fund
Invesco Global Real Estate Fund
Invesco Global Real Estate Income Fund
Invesco Global Small & Mid Cap Growth Fund
Invesco Gold & Precious Metals Fund
Invesco Growth Allocation Fund
Invesco High Income Municipal Fund
Invesco High Yield Fund
Invesco High Yield Securities Fund
Invesco Income Allocation Fund
Invesco International Allocation Fund
Invesco International Core Equity Fund
Invesco International Growth Fund
Invesco International Small Company Fund
Invesco International Total Return Fund
Invesco Leisure Fund
Invesco Limited Maturity Treasury Fund
Invesco Mid Cap Core Equity Fund
Invesco Moderate Allocation Fund
Invesco Moderately Conservative Allocation Fund
Invesco Money Market Fund
Invesco Municipal Bond Fund
Invesco Pacific Growth Fund
Invesco Real Estate Fund
Invesco S&P 500 Index Fund
Invesco Short Term Bond Fund
Invesco Small Cap Equity Fund
Invesco Small Cap Growth Fund
Invesco Small Companies Fund
Invesco Structured Core Fund
Invesco Summit Fund
Invesco Tax-Exempt Cash Fund
Invesco Tax-Free Intermediate Fund
Invesco Technology Fund
Invesco Technology Sector Fund
Invesco U.S. Government Fund
Invesco U.S. Mid Cap Value Fund
Invesco Utilities Fund
Invesco Value Fund
Invesco Van Kampen American Franchise Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Corporate Bond Fund
Invesco Van Kampen Equity and Income Fund
Invesco Van Kampen Growth and Income Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen Intermediate Term Municipal Income Fund
Invesco Van Kampen Leaders Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Municipal Income Fund
Invesco Van Kampen New York Tax Free Income Fund
Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund
Invesco Van Kampen U.S. Mortgage Fund
Invesco Van Kampen Value Opportunities Fund
Premier Portfolio
Premier Tax-Exempt Portfolio
Premier U.S. Government Money Portfolio
AIF-SUP-1

AIF-SUP-1
Effective January 1, 2012, the Invesco and Invesco Van Kampen Funds (the “Funds”) will eliminate the 2% redemption fees (“Redemption Fees”), if applicable, assessed on shares of the Funds redeemed or exchanged within 31 days of purchase. Effective January 1, 2012, the “Redemption/Exchange Fee”, if applicable, listed in the “Shareholder Fees” table in each Fund’s prospectus is hereby revised to show 0.00% for each share Class, and all remaining references in the prospectus to Redemption Fees are removed. On that date, the Funds also will eliminate the limit on the number of exchanges in the Funds (“Exchange Limits”), generally set to four exchanges out of a Fund per calendar year, and all references in each Fund’s prospectus to Exchange Limits are removed. To limit the negative effects of excessive trading in the Funds, the Funds (except those listed below) will implement a “purchase blocking policy” as described below. Also effective January 1, 2012, for any of the Retail Classes, the Reinstatement Privilege is suspended for the period of time in which a purchase block is in place on a shareholder’s account.
“Purchase Blocking Policy. The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $5,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $5,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus retirement plans or employee benefit plans; death and disability and hardship distributions; loan transactions; transfers of assets; retirement plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from retirement accounts.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where Invesco Advisers, Inc. (“Invesco”) determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
To the extent that certain systems or intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan record keepers, insurance company separate accounts and bank trust companies) are unable to apply the purchase blocking policy, Invesco will work with those system providers or intermediaries to apply their own procedures, provided that Invesco believes the procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If Invesco identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.”
AIF-SUP-1

AIF-SUP-1
Statutory Prospectus Supplement dated June 6, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco China Fund
Invesco Developing Markets Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco Endeavor Fund
Invesco International Total Return Fund
Invesco LIBOR Alpha Fund
Invesco Small Companies Fund
Effective June 6, 2011, all references to Invesco LIBOR Alpha Fund are hereby deleted.
AIF-SUP-1

AIF-SUP-1
Statutory Prospectus Supplement dated May 23, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco China Fund
Invesco Developing Markets Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco Endeavor Fund
Invesco Global Fund
Invesco International Total Return Fund
Invesco Japan Fund
Invesco LIBOR Alpha Fund
Invesco Small Companies Fund
Effective May 23, 2011, all references to Invesco Japan Fund and Invesco Global Fund are hereby deleted.
AIF-SUP-1

Statutory Prospectus Supplement dated May 4, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Fund listed below:
Invesco Developing Markets Fund
The information appearing under the heading “Fund Summaries — INVESCO DEVELOPING MARKETS FUND — Investment Objective” is deleted in its entirety and replaced with the following:
     “The Fund’s investment objective is long-term growth of capital.”
The information appearing in the fourth paragraph, under the heading “Fund Summaries — INVESCO DEVELOPING MARKETS FUND — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:
     “The Fund invests, under normal circumstances, in issuers located in at least three countries outside of the U.S., but it will invest no more than 25% of its total assets in issuers in any one country. As of October 31, 2010, the principal countries in which the Fund was invested were Brazil, Mexico, the Philippines, China and Indonesia. The Fund may hold no more than 40% of its total assets in any one foreign currency and securities denominated in or indexed to such currency. Currently the Fund is unable to trade in local shares of Indian companies.”
The information appearing under the heading “Fund Summaries — INVESCO DEVELOPING MARKETS FUND — Principal Risks of Investing in the Fund” is deleted in its entirety and replaced with the following:
     “As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
     Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
     Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
     Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
     Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.
     Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.
     Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.”
The information appearing in the first sentence, in the first paragraph, under the heading “INVESTMENT OBJECTIVE(S), STRATEGIES, RISKS and PORTFOLIO HOLDINGS — Invesco Developing Markets Fund — Objective and Strategies” is deleted in its entirety and replaced with the following:

1

     “The Fund’s investment objective is long-term growth of capital.”
The information appearing in the sixth paragraph, under the heading “INVESTMENT OJBECTIVE(S), STRATEGIES, RISKS and PORTFOLIO HOLDINGS — Invesco Developing Markets Fund — Objective and Strategies” is deleted in its entirety and replaced with the following:
     “The Fund invests, under normal circumstances, in issuers located in at least three countries outside of the U.S., but it will invest no more than 25% of its total assets in issuers in any one country. As of October 31, 2010, the principal countries in which the Fund was invested were Brazil, Mexico, the Philippines, China and Indonesia. The Fund may hold no more than 40% of its total assets in any one foreign currency and securities denominated in or indexed to such currency. Currently the Fund is unable to trade in local shares of Indian companies.”
The information appearing under the heading “INVESTMENT OJBECTIVE(S), STRATEGIES, RISKS and PORTFOLIO HOLDINGS — Invesco Developing Markets Fund — Risks” is deleted in its entirety and replaced with the following:
     “The principal risks of investing in the Fund are:
     Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
     Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
     Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
     Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.
     Non-Diversification Risk. The Fund is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of the Fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of the Fund more than would occur in a diversified fund.
     Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.”

2

AIF-SUP-1
Prospectus Supplement dated April 14, 2011
The purpose of this supplement is to provide you with changes to the current Prospectuses for Class A, B, C, R, Y, Investor Class and Institutional Class Shares, as applicable, of each of the Funds listed below:
Invesco Balanced Fund
Invesco Basic Balanced Fund
Invesco Basic Value Fund
Invesco Core Bond Fund
Invesco Financial Services Fund
Invesco Fundamental Value Fund
Invesco Global Fund
Invesco Health Sciences Fund
Invesco Income Fund
Invesco Japan Fund
Invesco Large Cap Basic Value Fund
Invesco Large Cap Growth Fund
Invesco Large Cap Relative Value Fund
Invesco LIBOR Alpha Fund
Invesco Mid Cap Basic Value Fund
Invesco Mid-Cap Value Fund
Invesco Multi-Sector Fund
Invesco Municipal Fund
Invesco New York Tax-Free Income Fund
Invesco Select Equity Fund
Invesco Small-Mid Special Value Fund
Invesco Special Value Fund
Invesco Tax-Exempt Securities Fund
Invesco U.S. Small Cap Value Fund
Invesco U.S. Small/Mid Cap Value Fund
Invesco Value II Fund
Invesco Van Kampen California Insured Tax Free Fund
Invesco Van Kampen Capital Growth Fund
Invesco Van Kampen Core Equity Fund
Invesco Van Kampen Core Plus Fixed Income Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen Enterprise Fund
Invesco Van Kampen Equity Premium Income Fund
Invesco Van Kampen Global Equity Allocation Fund
Invesco Van Kampen Global Franchise Fund
Invesco Van Kampen Government Securities Fund
Invesco Van Kampen Harbor Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen Insured Tax Free Income Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Limited Duration Fund
Invesco Van Kampen Technology Fund
Invesco Van Kampen Utility Fund
At a meeting held on April 14, 2011, Target Fund shareholders approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which each Target Fund listed below would transfer all of its assets and liabilities to the corresponding Acquiring Fund listed below in exchange for shares of the Acquiring Fund that would be distributed to Target Fund shareholders:

TARGET FUND	ACQUIRING FUND
Invesco Balanced Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Van Kampen Equity and Income Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Basic Balanced Fund, a series portfolio of AIM Funds Group (Invesco Funds Group)	Invesco Van Kampen Equity and Income Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Basic Value Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)	Invesco Van Kampen Value Opportunities Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)
Invesco Core Bond Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco Core Plus Bond Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Financial Services Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Diversified Dividend Fund, a series portfolio of AIM Equity Funds (Invesco Equity Funds)
Invesco Fundamental Value Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Van Kampen Growth and Income Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Global Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco Global Core Equity Fund, a series portfolio of AIM Funds Group (Invesco Funds Group)
Invesco Health Sciences Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco Global Health Care Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)
Invesco Income Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco Van Kampen Corporate Bond Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)
Invesco Japan Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco Pacific Growth Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)
Invesco Large Cap Basic Value Fund, a series portfolio of AIM Equity Funds (Invesco Equity Funds)	Invesco Van Kampen Comstock Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)
AIF-SUP-1

6

AIF-SUP-1

TARGET FUND	ACQUIRING FUND
Invesco Large Cap Growth Fund, a series portfolio of AIM Equity Funds (Invesco Equity Funds)	Invesco Van Kampen American Franchise Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Large Cap Relative Value Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Van Kampen Growth and Income Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco LIBOR Alpha Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco Short Term Bond Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)
Invesco Mid Cap Basic Value Fund, a series portfolio of AIM Funds Group (Invesco Funds Group)	Invesco Van Kampen American Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)
Invesco Mid-Cap Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Van Kampen American Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)
Invesco Multi-Sector Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Charter Fund, a series portfolio of AIM Equity Funds (Invesco Equity Funds)
Invesco Municipal Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco Van Kampen Intermediate Term Municipal Income Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
Invesco New York Tax-Free Income Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Van Kampen New York Tax Free Income Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
Invesco Select Equity Fund, a series portfolio of AIM Funds Group (Invesco Funds Group)	Invesco Structured Core Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Small-Mid Special Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Van Kampen Small Cap Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)
Invesco Special Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Van Kampen Small Cap Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)
Invesco Tax-Exempt Securities Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco Van Kampen Municipal Income Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
Invesco U.S. Small Cap Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Van Kampen Small Cap Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)
Invesco U.S. Small/Mid Cap Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Van Kampen Small Cap Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)
Invesco Value II Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Van Kampen Comstock Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)
Invesco Van Kampen California Insured Tax Free Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco California Tax-Free Income Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Van Kampen Capital Growth Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Van Kampen American Franchise Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Van Kampen Core Equity Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Diversified Dividend Fund, a series portfolio of AIM Equity Funds (Invesco Equity Funds)
Invesco Van Kampen Core Plus Fixed Income Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco Core Plus Bond Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Van Kampen Emerging Markets Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco Developing Markets Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)
Invesco Van Kampen Enterprise Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Van Kampen American Franchise Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Van Kampen Equity Premium Income Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Structured Core Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Van Kampen Global Equity Allocation Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco Global Core Equity Fund, a series portfolio of AIM Funds Group (Invesco Funds Group)
Invesco Van Kampen Global Franchise Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco Global Core Equity Fund, a series portfolio of AIM Funds Group (Invesco Funds Group)
Invesco Van Kampen Government Securities Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco U.S. Government Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)
Invesco Van Kampen Harbor Fund, a series portfolio of AIM Growth	Invesco Convertible Securities Fund, a series portfolio of AIM
AIF-SUP-1

AIF-SUP-1

TARGET FUND	ACQUIRING FUND
Series (Invesco Growth Series)	Growth Series (Invesco Growth Series)
Invesco Van Kampen High Yield Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco High Yield Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)
Invesco Van Kampen Insured Tax Free Income Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco Van Kampen Municipal Income Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
Invesco Van Kampen International Advantage Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco International Growth Fund, a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds)
Invesco Van Kampen International Growth Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco International Growth Fund, a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds)
Invesco Van Kampen Limited Duration Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco Short Term Bond Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)
Invesco Van Kampen Technology Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Technology Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)
Invesco Van Kampen Utility Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Utilities Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)
The reorganizations are expected to be consummated in May and June 2011. Upon closing of the reorganizations, shareholders of a Target Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Target Fund, and the Target Fund will liquidate and cease operations.
In anticipation of closing, each Target Fund will limit public sales of its shares to new investors, effective as of the open of business on May 9, 2011. All shareholders who have invested in a Target Fund prior to May 9, 2011 and remain invested in the Fund may continue to make additional investments. Investors should note that a Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.
AIF-SUP-1

AIF-SUP-1
Statutory Prospectus Supplement dated April 11, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco China Fund
Invesco Developing Markets Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco Endeavor Fund
Invesco Global Fund
Invesco International Total Return Fund
Invesco Japan Fund
Invesco LIBOR Alpha Fund
Invesco Small Companies Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES — Invesco Global Fund — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Dana Love	Portfolio Manager (lead)	2004”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Invesco Global Fund” in the prospectus:
•	“Dana Love, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with Invesco Trimark and/or its affiliates since 1999.”
AIF-SUP-1

AIF-SUP-1
Statutory Prospectus Supplement dated April 8, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco China Fund
Invesco Developing Markets Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco Endeavor Fund
Invesco Global Fund
Invesco International Total Return Fund
Invesco Japan Fund
Invesco LIBOR Alpha Fund
Invesco Small Companies Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES — Invesco Small Companies Fund — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Robert Mikalachki	Portfolio Manager (lead)	2003
Virginia Au	Portfolio Manager	2009
Jason Whiting	Portfolio Manager	2011”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers— Invesco Small Companies Fund” in the prospectus:
•	“Robert Mikalachki, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco Trimark and/or its affiliates since 1999.

•	Virginia Au, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco Trimark and/or its affiliates since 2006.

•	Jason Whiting, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco Trimark and/or its affiliates since 2003.”
AIF-SUP-1

AIF-SUP-1
Prospectus Supplement dated March 7, 2011
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, B, C, R, Y, Investor Class and Institutional Class Shares, as applicable, of each of the Funds listed below:
Invesco Global Fund
Invesco Japan Fund
Invesco Large Cap Basic Value Fund
Invesco Large Cap Growth Fund
Invesco LIBOR Alpha Fund
Following a number of meetings in September and October, 2010, the Boards of Trustees of the Invesco Funds have unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which each Target Fund listed below would transfer all of its assets and liabilities to the corresponding Acquiring Fund listed below in exchange for shares of the Acquiring Fund that would be distributed to Target Fund shareholders:

TARGET FUND	ACQUIRING FUND
Invesco Global Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco Global Core Equity Fund, a series portfolio of AIM Funds Group (Invesco Funds Group)
Invesco Japan Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco Pacific Growth Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)
Invesco Large Cap Basic Value Fund, a series portfolio of AIM Equity Funds (Invesco Equity Funds)	Invesco Van Kampen Comstock Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)
Invesco Large Cap Growth Fund, a series portfolio of AIM Equity Funds (Invesco Equity Funds)	Invesco Van Kampen American Franchise Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco LIBOR Alpha Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco Short Term Bond Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)
The Agreement requires approval by the Target Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011. If the Agreement is approved by shareholders of the Target Funds and certain conditions required by the Agreement are satisfied, the reorganizations are expected to be consummated shortly thereafter. Upon closing of the reorganizations, shareholders of the Target Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Target Fund, and the Target Fund will liquidate and cease operations. Shareholders of each Target Fund will vote separately on the Agreement, and the reorganization will be effected as to a particular Target Fund only if that fund’s shareholders approve the Agreement.
A combined Proxy Statement/Prospectus will be sent to shareholders of each Target Fund to seek their approval of the Agreement, which will include a full discussion of the reorganization and the factors the Boards of Trustees considered in approving the Agreement.
If shareholders approve a reorganization, it is anticipated that the Target Fund will close to new investors as soon as practicable following shareholder approval through the consummation of the reorganization to facilitate a smooth transition of Target Fund shareholders to the Acquiring Fund. The Acquiring Fund will remain open for purchase during this period.
All investors who are invested in a Target Fund as of the date on which the Target Fund closed to new investors and remain invested in the Target Fund may continue to make additional investments in their existing accounts and may open new accounts in their name.
AIF-SUP-1

Prospectus	February 28, 2011
as revised March 7, 2011

Invesco Balanced-Risk Allocation Fund(ABRIX)

Invesco Balanced-Risk Commodity Strategy Fund(BRCNX)

Invesco China Fund (IACFX)

Invesco Developing Markets Fund (GTDIX)

Invesco Emerging Market Local Currency Debt Fund(IIEMX)

Invesco Endeavor Fund (ATDIX)

Invesco Global Fund (ATKIX)

Invesco International Total Return Fund(AUBIX)

Invesco Japan Fund (AJFIX)

Invesco LIBOR Alpha Fund (IAESX)

Invesco Small Companies Fund (ATIIX)

Institutional Classes

Invesco Balanced-Risk Allocation Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices.

Invesco Balanced-Risk Commodity Strategy Fund’s investment objective is to provide total return.

Invesco China Fund’s investment objective is long-term growth of capital.

Invesco Developing Markets Fund’s investment objective is long-term growth of capital and, secondarily, income.

Invesco Emerging Market Local Currency Debt Fund’s investment objective is to provide total return.

Invesco Endeavor Fund’s investment objective is long-term growth of capital.

Invesco Global Fund’s investment objective is long-term growth of capital.

Invesco International Total Return Fund’s investment objective is total return, comprised of current income and capital appreciation.

Invesco Japan Fund’s investment objective is long-term growth of capital.

Invesco LIBOR Alpha Fund’s investment objective is total return, comprised of current income and capital appreciation.

Invesco Small Companies Fund’s investment objective is long-term growth of capital.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Funds:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

As of the close of business on November 22, 2010, Invesco Developing Markets Fund limited public sales of its shares to certain investors.

Fund Summaries	1
Invesco Balanced-Risk Allocation Fund	1
Invesco Balanced-Risk Commodity Strategy Fund	4
Invesco China Fund	6
Invesco Developing Markets Fund	8
Invesco Emerging Market Local Currency Debt Fund	10
Invesco Endeavor Fund	12
Invesco Global Fund	14
Invesco International Total Return Fund	16
Invesco Japan Fund	18
Invesco LIBOR Alpha Fund	20
Invesco Small Companies Fund	22

Investment Objective(s), Strategies, Risks and Portfolio Holdings	24
Invesco Balanced-Risk Allocation Fund	24
Invesco Balanced-Risk Commodity Strategy Fund	27
Invesco China Fund	29
Invesco Developing Markets Fund	30
Invesco Emerging Market Local Currency Debt Fund	31
Invesco Endeavor Fund	33
Invesco Global Fund	34
Invesco International Total Return Fund	35
Invesco Japan Fund	36
Invesco LIBOR Alpha Fund	37
Invesco Small Companies Fund	38

Fund Management	39
The Adviser(s)	39
Adviser Compensation	39
Portfolio Managers	40

Other Information	41
Dividends and Distributions	41
Future Limited Fund Offering	42
Limited Fund Offering	42

Benchmark Descriptions	43

Financial Highlights	44

Hypothetical Investment and Expense Information	48

Shareholder Account Information	A-1
Suitability for Investors	A-1
Purchasing Shares	A-1
Redeeming Shares	A-2
Exchanging Shares	A-2
Rights Reserved by the Funds	A-3
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-3
Pricing of Shares	A-4
Taxes	A-5
Payments to Financial Intermediaries	A-7
Important Notice Regarding Delivery of Security Holder Documents	A-7

Obtaining Additional Information	Back Cover

        Invesco Investment Funds

Fund Summaries

INVESCO BALANCED-RISK ALLOCATION FUND

Investment Objective
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund I Ltd., a wholly owned subsidiary of the Fund (Subsidiary), are included in the table.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.94%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.10

Acquired Fund Fees and Expenses	0.11

Total Annual Fund Operating Expenses	1.15

Fee Waiver and/or Expense Reimbursement[1]	0.25

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.79% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$92	$341	$609	$1,375

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. The Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds (ETFs) and commodity-linked notes. The Fund’s international investments will generally be in developed countries, but may also include emerging market countries. The Fund’s fixed income investments are generally considered to be investment grade while the Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. The Fund will also invest in the Subsidiary and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, exchange-traded notes (ETNs) and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. The Fund will generally maintain 60% of its total assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. The Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by Invesco and has the same investment objective as the Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leveraged and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, the Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will accomplish this through a three-step investment process.

The first step involves asset selection. The management team selects representative assets to gain exposure to equity, fixed income and commodity markets. The selection process (1) evaluates a particular asset’s theoretical case for long-term excess returns relative to cash; (2) screens the identified assets to meet minimum liquidity criteria; and (3) reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and

1        Invesco Investment Funds

re-optimizes the portfolio periodically or when new assets are introduced to the Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, the Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Commodity-Linked Notes Risk. The Fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Commodity Risk. The Fund’s and the Subsidiary’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because the Fund’s and the Subsidiary’s performance is linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.

Concentration Risk. To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

Counterparty Risk. Many of the instruments that the Fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

The derivative instruments and techniques that the Fund and the Subsidiary may principally use include:

[ ] Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

[ ] Futures. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Exchange-Traded Funds Risk. An investment by the Fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more the Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage

2        Invesco Investment Funds

created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Liquidity Risk. The Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), the Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the Fund and its shareholders.

Tax Risk. The Fund intends to treat the income it derives from commodity-linked notes as qualifying income based on a private letter ruling it has received from the Internal Revenue Service (IRS) holding that the income from a form of commodity-linked note constitutes qualifying income. Additionally, the Fund intends to treat the income it derives from the Subsidiary as qualifying income based on a private letter ruling it has received from the IRS holding that the income of the Subsidiary attributable to the Fund is income derived with respect to the Fund’s business of investing in the stock of the Subsidiary and thus constitutes qualifying income. If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, such that the Fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or Fund liquidation.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, two style specific benchmarks and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended September 30, 2010): 7.21%
Worst Quarter (ended March 31, 2010): 1.53%

Average Annual Total Returns (for the periods ended December 31, 2010)

	1	Since
	Year	Inception

Institutional Class: Inception (06/02/09)
Before Taxes	13.28%	15.26%
After Taxes on Distributions	11.08	12.63
Return After Taxes on Distributions and Sale of Fund Shares	8.70	11.52

S&P 500® Index (reflects no deductions for fees, expenses or taxes)(from 05/31/09)	15.08	24.42

Custom Balanced-Risk Allocation Broad Index (reflects no deductions for fees, expenses or taxes)(from 05/31/09)	12.14	17.60

Custom Balanced-Risk Allocation Style Index (reflects no deductions for fees, expenses or taxes)(from 05/31/09)	10.23	16.80

Lipper Global Flexible Portfolio Funds Index (from 05/31/09)	11.92	19.36

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts	$1 Million	$0

Foundations or Endowments	$1 Million	$0

3        Invesco Investment Funds

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Other institutional investors	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO BALANCED-RISK COMMODITY STRATEGY FUND

Investment Objective
The Fund’s investment objective is to provide total return.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund III Ltd., a wholly owned subsidiary of the Fund (Subsidiary), are included in the table.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	1.05%

Distribution and/or Service (12b-1) Fees	None

Other Expenses[1]	0.24

Acquired Fund Fees and Expenses[1]	0.01

Total Annual Fund Operating Expenses[1]	1.30

Fee Waiver and/or Expense Reimbursement[2]	0.32

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.98

1	“Other Expenses,” “Acquired Fund Fees and Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of Institutional Class shares to 0.97% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years

Institutional Class	$100	$381

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the period November 29, 2010 to January 31, 2011, the Fund did not experience portfolio turnover.

Principal Investment Strategies of the Fund
The Fund invests, under normal conditions, in derivatives and other commodity-linked instruments whose performance is expected to correspond to the performance of the underlying commodity, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The Fund seeks to achieve its investment objective by investing in derivatives and other commodity-linked instruments that provide exposure to the following four sectors of the commodities markets: agricultural, energy, industrial metals and precious metals.

The Fund primarily will invest in the Subsidiary, commodity-based exchange-traded funds, commodity-linked notes and cash and cash equivalents. Commodity-linked notes generally pay a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index. In some cases, the return will be based on a multiple of the performance of the index, and this embedded leverage will magnify the positive and negative return the Fund earns from these notes as compared to the index. The Fund may invest up to 25% of its total assets in the Subsidiary.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The Fund invests in the Subsidiary in order to gain additional exposure to commodities. The Subsidiary, in turn, will invest in commodity-linked derivatives such as futures, swap agreements and in other commodity-linked instruments. In order to gain additional exposure to commodities, the Fund may also invest directly in futures, swaps and commodity-linked notes.

The Fund will generally maintain in the range of 40% to 70% of its total assets (including assets invested in the Subsidiary) in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative type instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives. The Fund’s investments in derivatives may create significant leveraged exposure to certain commodities. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested.

4        Invesco Investment Funds

This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by Invesco and has the same investment objective as the Fund and generally employs the same investment strategy. The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to index-based commodity funds that are passively managed, the Fund will seek to provide greater capital loss protection during down markets using the portfolio management team’s active three-step investment process.

This three step investment process involves (1) selecting representative commodity assets to gain exposure to the agriculture, energy, industrial metals, and precious metals sectors; (2) estimating the risk correlation of the selected commodity assets to create a potential portfolio of investments; and (3) actively positioning the Fund’s commodity positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described above. The management team balances the opportunity for excess return from active positioning and the need to maintain commodity asset class exposure by setting controlled tactical ranges around the long-term commodity asset allocation.

When executing the investment process described above, the portfolio managers may purchase commodity-linked derivative instruments, such as futures and/or swap contracts on different types of commodity assets. The portfolio managers purchase these commodity-linked derivatives to obtain both long and short commodity positions, in order to actively balance the risk associated with different types of commodity assets and sectors.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Commodity-Linked Notes Risk. The Fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Commodity Risk. The Fund’s and the Subsidiary’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because the Fund’s and the Subsidiary’s performance is linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.

Concentration Risk. To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

Counterparty Risk. Many of the instruments that the Fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

The derivative instruments and techniques that the Fund and the Subsidiary may principally use include:

[ ] Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

[ ] Futures. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Liquidity Risk. The Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

5        Invesco Investment Funds

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), the Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the Fund and its shareholders.

Tax Risk. The Fund intends to treat the income it derives from commodity-linked notes as qualifying income based on a private letter ruling it has received from the Internal Revenue Service (IRS) holding that the income from a form of commodity-linked note constitutes qualifying income. Additionally, the Fund intends to treat the income it derives from the Subsidiary as qualifying income based on the reasoning contained in a private letter ruling provided to another Invesco Fund (which the Fund may not cite as precedent). If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, such that the Fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or Fund liquidation.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Mark Ahnrud	Portfolio Manager	2010

Chris Devine	Portfolio Manager	2010

Scott Hixon	Portfolio Manager	2010

Christian Ulrich	Portfolio Manager	2010

Scott Wolle	Portfolio Manager	2010

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts	$1 Million	$0

Foundations or Endowments	$1 Million	$0

Other institutional investors	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO CHINA FUND

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.93%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.32

Total Annual Fund Operating Expenses	1.25

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

6        Invesco Investment Funds

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$127	$397	$686	$1,511

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of issuers with substantial exposure to China (including the People’s Republic of China, Hong Kong and Macau). The Fund will invest primarily in equity and equity-related transferable securities, including warrants and convertible securities, participation notes and/or debt securities. Under normal market conditions, the Fund does not expect to invest more than 25% of its net assets in investment-grade debt securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 100% of its net assets in foreign securities, including developing market countries.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

When suitable opportunities are available, the Fund may invest in initial public offerings (IPOs) of securities.

In selecting securities to buy and sell, the Fund’s portfolio managers will apply an actively managed bottom-up fundamental analysis and top down multi-factor analysis that blends both growth at a reasonable price and value-oriented disciplines. In the security selection process, the portfolio managers will consider four main factors, including valuation, management/franchise value determination (including management and ownership, earnings quality, balance sheet quality and product quality), earnings growth, and liquidity.

The portfolio managers will consider whether to sell a particular security when the security trades significantly above its estimated fair value, when there is a permanent, fundamental deterioration in business prospects or when a more attractive investment opportunity is identified.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Geographic Concentration Risk. Because the Fund’s investments are concentrated in China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds.

Initial Public Offerings (IPO) Risk. The prices of IPO securities fluctuate more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be no assurance that the Fund will have favorable IPO investment opportunities.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Unique Economic and Political Risks of Investing in China. China remains a totalitarian country with the following risks: nationalization, expropriation, or confiscation of property; difficulty in obtaining and/or enforcing judgments; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of China; and China’s dependency on the economies of other Asian countries, many of which are developing countries.

Warrants Risk. Warrants may be significantly less valuable on their relevant expiration date resulting in a loss of money or they may expire worthless resulting in a total loss of the investment. Warrants may also be postponed or terminated early resulting in a partial or total loss of the investment. Warrants may also be subject to illiquidity.

7        Invesco Investment Funds

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended June 30, 2009): 39.34%
Worst Quarter (ended March 31, 2008): -25.91%

Average Annual Total Returns (for the periods ended December 31, 2010)

	1	Since
	Year	Inception

Institutional Class: Inception (03/31/06)
Before Taxes	9.79%	19.20%
After Taxes on Distributions	9.80	18.78
Return After Taxes on Distributions and Sale of Fund Shares	6.61	16.80

MSCI EAFE® Index (from 03/31/06)	7.75	0.67

MSCI China 10/40 Index (from 03/31/06)	4.51	16.59

Lipper China Region Funds Index (from 03/31/06)	13.94	16.30

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Investment Sub-Adviser: Invesco Hong Kong Limited

Portfolio Managers	Title	Length of Service on the Fund

Samantha Ho	Portfolio Manager	2006

May Lo	Portfolio Manager	2007

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts	$1 Million	$0

Foundations or Endowments	$1 Million	$0

Other institutional investors	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO DEVELOPING MARKETS FUND

Investment Objective
The Fund’s investment objective is long-term growth of capital and, secondarily, income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.89%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.23

Total Annual Fund Operating Expenses	1.12

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those

8        Invesco Investment Funds

periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$114	$356	$617	$1,363

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by foreign companies and governments that are in developing markets countries, i.e., those that are in the initial stages of their industrial cycles. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund invests, under normal circumstances, in issuers located in at least three countries outside of the U.S., but it will invest no more than 25% of its total assets in issuers in any one country. As of October 31, 2010, the principal countries in which the Fund was invested were Brazil, Mexico, the Philippines, China and Indonesia. The Fund may hold no more than 40% of its total assets in any one foreign currency and securities denominated in or indexed to such currency. The Fund may invest in debt securities when economic and other factors appear to favor such investments. The Fund may also invest up to 50% of its total assets in lower-quality debt securities, i.e., high yield bonds or “junk bonds.” The Fund may invest up to 50% of its total assets in the following types of developing market debt securities: (1) debt securities issued or guaranteed by governments, their agencies, instrumentalities or political subdivisions, or by government owned, controlled or sponsored entities, including central banks (sovereign debt), and “Brady Bonds”; (2) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of sovereign debt; (3) debt securities issued by banks and other business entities; and (4) debt securities denominated in or indexed to the currencies of emerging markets. Brady Bonds are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. There is no requirement with respect to the maturity or duration of debt securities in which the Fund may invest. Currently the Fund is unable to trade in local shares of Indian companies.

The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis, portfolio construction and risk management techniques. The strategy primarily focuses on identifying issuers that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.

The Fund’s portfolio managers may consider selling a security for several reasons, including when, (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its security price appears to be overvalued, or (3) a more attractive investment opportunity is identified.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Debt Securities Risk. The Fund may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

9        Invesco Investment Funds

Best Quarter (ended June 30, 2009): 39.18%
Worst Quarter (ended December 31, 2008): -28.81%

Average Annual Total Returns (for the periods ended December 31, 2010)

	1	5	10
	Year	Years	Years

Institutional Class[1]: Inception (10/25/05)
Before Taxes	21.83%	14.77%	16.89%
After Taxes on Distributions	21.84	14.48	16.67
Return After Taxes on Distributions and Sale of Fund Shares	14.66	13.06	15.39

MSCI EAFE® Index	7.75	2.46	3.50

MSCI Emerging Markets IndexSM	18.88	12.78	15.89

Lipper Emerging Market Funds Index	20.14	11.25	15.17

1	Institutional Class shares’ performance shown prior to the inception date is that of Class A shares, and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is January 11, 1994.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Shuxin Cao	Portfolio Manager (lead)	2003

Borge Endresen	Portfolio Manager (lead)	2003

Mark Jason	Portfolio Manager	2009

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts	$1 Million	$0

Foundations or Endowments	$1 Million	$0

Other institutional investors	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO EMERGING MARKET LOCAL CURRENCY DEBT FUND

Investment Objective
The Fund’s investment objective is to provide total return.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.75%

Distribution and/or Service (12b-1) Fees	None

Other Expenses[1]	0.45

Total Annual Fund Operating Expenses[1]	1.20

Fee Waiver and/or Expense Reimbursement[2]	0.21

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.99% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.

10        Invesco Investment Funds

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$101	$360	$639	$1,436

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the period June 16, 2010 to October 31, 2010, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities denominated in the currencies of emerging market countries. In complying with the 80% investment requirement, the Fund at times will invest in other investments that have economic characteristics similar to the Fund’s direct investments, including derivatives, which may have the effect of leveraging the Fund’s portfolio. The Fund also may use its investments in derivatives to hedge its exposure to non-U.S. currencies.

The debt securities in which the Fund primarily invests include sovereign, quasi-sovereign, corporate and supranational bonds. Quasi-sovereign debt securities are debt securities either explicitly guaranteed by a foreign government or whose majority shareholder is a foreign government. Supranational bonds are bonds issued by an international organization designated or supported by two or more governmental entities and designed to promote economic reconstruction, development or international banking institutions. Derivatives in which the Fund primarily invests include forward foreign exchange contracts and interest rate swap agreements. The Fund at times will also invest in options.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The portfolio managers of the Fund employ a top-down approach with rigorous bottom-up country, currency and interest rate analysis. The strategy employs disciplined portfolio construction and places a strong emphasis on risk management. The management team strives to avoid substantial credit deterioration and currency devaluation. The management team also looks to participate in the upside of a positive market movement.

In making investment decisions, the portfolio management team makes an initial assessment of the global economic environment, which provides the context for the management team’s sovereign and local currencies outlook, positioning relative to the economic cycle and the level of fundamental risk targeted within the Fund. Members of the team conduct sovereign debt and currency analysis using bottom-up fundamental analysis of the macroeconomic environment of each country, political analysis, appraisals of market supply and demand dynamics, as well as other factors. A forward-looking assessment is then made for each country’s fixed income securities and currency. Securities are selected for inclusion based on perceived value of individual securities relative to alternatives, duration and yield curve positioning appropriate for the interest rate outlook, credit and currency opportunities, and an effort to achieve appropriate diversification. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change. In addition, fundamental analysis for corporate issuers is conducted where applicable. The management team will consider selling a security if, among other things: (1) the foreign exchange and interest rate outlook is no longer consistent with the original investment thesis; (2) the issue has met or exceeded its foreign exchange and interest rate objectives; or (3) there are more attractive investment alternatives in the market.

While the Fund anticipates being largely invested in investment grade securities, the Fund may invest up to 100% of its total assets in assets considered to be non-investment grade securities (junk bonds). A fixed income security is considered investment grade if it is either rated at least Baa3 by Moody’s Investors Service, Inc., BBB- by Standard & Poor’s or BBB- by Fitch, or the Fund’s portfolio managers believe it to be of comparable quality.

The Fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than may a diversified fund.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Counterparty Risk. Many of the instruments that the Fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds

11        Invesco Investment Funds

in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to the Fund’s business of investing in securities, the Fund may be unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees (Board) may authorize a significant change in investment strategy or Fund liquidation. In lieu of disqualification, the Fund might be permitted to pay a tax for failure to satisfy the Income Requirement, which, in general, is limited to certain failures due to reasonable cause and not willful neglect, for taxable years of the Fund with respect to which the extended due date of the return is after December 22, 2010.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Claudia Calich	Portfolio Manager (lead)	2010

Jack Deino	Portfolio Manager	2010

Eric Lindenbaum	Portfolio Manager	2010

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts	$1 Million	$0

Foundations or Endowments	$1 Million	$0

Other institutional investors	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO ENDEAVOR FUND

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

12        Invesco Investment Funds

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.75%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.21

Total Annual Fund Operating Expenses	0.96

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$98	$306	$531	$1,178

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests primarily in equity securities of mid-capitalization issuers.

The Fund may invest up to 10% of its total assets in fixed-income securities such as investment-grade debt securities, longer-term U.S. Government securities and high-quality money market investments. The Fund may invest up to 25% of its total assets in foreign securities.

In selecting securities, the portfolio managers seek to identify issuers that are both attractively priced relative to their prospective earnings and cash flow, and have strong long-term growth prospects. In evaluating issuers, the portfolio managers emphasize several factors such as the quality of the issuer’s management team, their commitment to securing a competitive advantage, and the issuer’s sustainable growth potential.

The portfolio managers typically consider whether to sell a security in any of four circumstances: 1) a more attractive investment opportunity is identified, 2) the full value of the investment is deemed to have been realized, 3) there has been a fundamental negative change in management strategy of the issuer, or 4) there has been a fundamental negative change in competitive environment.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Debt Securities Risk. The Fund may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended June 30, 2009): 34.96%
Worst Quarter (ended December 31, 2008): -29.18%

13        Invesco Investment Funds

Average Annual Total Returns (for the periods ended December 31, 2010)

	1	5	Since
	Year	Years	Inception

Institutional Class[1]: Inception (04/30/04)
Before Taxes	24.28%	7.93%	10.11%
After Taxes on Distributions	24.28	7.41	9.73
Return After Taxes on Distributions and Sale of Fund Shares	15.78	6.79	8.85

S&P 500® Index (reflects no deductions for fees, expenses or taxes)(from 10/31/03)	15.08	2.29	4.63

Russell Midcap® Index (reflects no deductions for fees, expenses or taxes)(from 10/31/03)	25.48	4.66	8.56

Lipper Mid-Cap Core Funds Index (from 10/31/03)	24.01	5.08	7.73

1	Institutional Class shares’ performance shown prior to the inception date is that of Class A shares, and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is November 4, 2003.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Investment Sub-Adviser: Invesco Trimark Ltd.

Portfolio Managers	Title	Length of Service on the Fund

Clayton Zacharias	Portfolio Manager (lead)	2007

Mark Uptigrove	Portfolio Manager	2008

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts	$1 Million	$0

Foundations or Endowments	$1 Million	$0

Other institutional investors	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO GLOBAL FUND

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.80%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	1.28

Total Annual Fund Operating Expenses	2.08

Fee Waiver and/or Expense Reimbursement[1]	0.08

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.00

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 2.00% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$203	$644	$1,111	$2,404

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable

14        Invesco Investment Funds

account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests primarily in equity securities of medium and large-capitalization issuers, of domestic issuers and foreign issuers.

The Fund emphasizes investment in issuers in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin. As of October 31, 2010, the principal countries in which the Fund was invested were the United States, Switzerland, the United Kingdom, Ireland and France. The Fund may also invest in issuers located in developing countries, i.e. those that are in the initial stages of their industrial cycle.

The Fund may invest up to 10% of its total assets in fixed-income securities such as investment-grade debt securities, longer-term U.S. Government securities and high-quality money market investments.

In selecting securities, the portfolio managers seek to identify issuers that are both attractively priced relative to their prospective earnings and cash flow, and have strong long-term growth prospects. In evaluating issuers, the portfolio managers emphasize several factors such as the quality of the issuer’s management team, their commitment to securing a competitive advantage, and the issuer’s sustainable growth potential.

The portfolio managers typically consider whether to sell a security in any of four circumstances: 1) a more attractive investment opportunity is identified, 2) the full value of the investment is deemed to have been realized, 3) there has been a fundamental negative change in management strategy of the issuer, or 4) there has been a fundamental negative change in competitive environment.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Debt Securities Risk. The Fund may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended June 30, 2009): 20.12%
Worst Quarter (ended December 31, 2008): -26.33%

Average Annual Total Returns (for the periods ended December 31, 2010)

	1	5	Since
	Year	Years	Inception

Institutional Class[1]: Inception (04/30/04)
Before Taxes	10.32%	1.83%	4.23%
After Taxes on Distributions	10.32	1.36	3.86
Return After Taxes on Distributions and Sale of Fund Shares	6.71	1.69	3.75

MSCI World IndexSM(from 10/31/03)	11.76	2.43	6.09

Lipper Global Multi-Cap Core Funds Index (from 10/31/03)	13.70	3.86	7.41

1	Institutional Class shares’ performance shown prior to the inception date is that of Class A shares, and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is November 4, 2003.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Investment Sub-Adviser: Invesco Trimark Ltd.

Portfolio Managers	Title	Length of Service on the Fund

Dana Love	Portfolio Manager (lead)	2004

Heather Peirce	Portfolio Manager	2009

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

15        Invesco Investment Funds

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts	$1 Million	$0

Foundations or Endowments	$1 Million	$0

Other institutional investors	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO INTERNATIONAL TOTAL RETURN FUND

Investment Objective
The Fund’s investment objective is total return, comprised of current income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.65%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.38

Total Annual Fund Operating Expenses	1.03

Fee Waiver and/or Expense Reimbursement[1]	0.18

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.85

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.85% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$87	$310	$551	$1,243

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 203% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests its assets in a diversified portfolio of foreign government and corporate debt securities, generally represented by the sector categories within the Barclays Capital Global Aggregate ex U.S. Index (unhedged), and in foreign currency investments. Debt securities that the Fund may invest in include foreign sovereign, corporate or agency securities of varying maturities, including securitized securities, such as asset-backed and mortgage-backed securities, and commercial paper and other short-term debt instruments.

The Fund may invest in derivatives, including swaps, options, and futures contracts. The Fund may also utilize other strategies such as dollar rolls and reverse repurchase agreements. Derivative instruments, dollar rolls and reverse repurchase agreements may have the effect of leveraging the Fund’s portfolio. Foreign currency investments may include spot contracts, forward currency contracts, currency swaps, currency options, currency futures and options on currency futures.

The Fund may invest a significant amount of its total assets in foreign securities. The Fund considers a company to be foreign based on its domicile, or in certain cases such as where the security is guaranteed by the parent or issued by a special purpose entity, its parent’s domicile. The Fund will normally invest in companies located in at least three countries other than the United States. As of October 31, 2010, the principal countries in which the Fund was invested were Germany, the United Kingdom, the Netherlands and France.

16        Invesco Investment Funds

The Fund may invest up to 30% of its total assets in U.S. dollar-denominated securities. The Fund may invest up to 25% of its total assets in non-investment grade securities (junk bonds), including non-investment grade emerging market securities.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The Fund will use the Barclays Capital Global Aggregate ex U.S. Index (unhedged) (its benchmark index) as a guide in structuring and selecting its investments, but will seek to outperform such index by applying an actively managed top-down portfolio construction and bottom-up security selection total return strategy. The Fund seeks to outperform its benchmark through an analysis of a variety of alpha sources (specific factors affecting the return on investments in excess of the benchmark), including, among others, interest rate and yield curve risk, high yield and emerging market risk, country risk and currency risk. In constructing the portfolio, the portfolio managers will consider macro-economic and sector level factors such as economic or political conditions, monetary policy, and emerging markets, as well as issuer specific factors such as cash flow coverage, revenue growth, stable or improving credit ratings and business margin improvement. The portfolio managers focus on securities that they believe have favorable prospects for exceeding the benchmark. The portfolio managers may adjust the split between sovereign, agency and corporate bonds in the Fund depending on their assessment of overall market conditions. The portfolio managers will consider whether to sell a particular security when the risk factors relative to return materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of securities to be repurchased may decline below the repurchase price or that the other party may default on its obligation, resulting in delays, additional costs or the restriction of proceeds from the sale.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended September 30, 2010): 10.45%
Worst Quarter (ended March 31, 2009): -6.36%

17        Invesco Investment Funds

Average Annual Total Returns (for the periods ended December 31, 2010)

	1	Since
	Year	Inception

Institutional Class: Inception (03/31/06)
Before Taxes	3.40%	6.25%
After Taxes on Distributions	0.84	5.03
Return After Taxes on Distributions and Sale of Fund Shares	2.51	4.68

Barclays Capital Global Aggregate ex U.S. Index (reflects no deductions for fees, expenses or taxes)(from 03/31/06)	4.94	7.52

Lipper International Income Funds Index (from 03/31/06)	7.22	6.80

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Investment Sub-Adviser: Invesco Asset Management Limited

Portfolio Managers	Title	Length of Service on the Fund

Avi Hooper	Portfolio Manager (lead)	2010

Mark Nash	Portfolio Manager	2007

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts	$1 Million	$0

Foundations or Endowments	$1 Million	$0

Other institutional investors	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO JAPAN FUND

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.94%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	3.62

Total Annual Fund Operating Expenses	4.56

Fee Waiver and/or Expense Reimbursement[1]	2.56

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.00

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 2.00% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$203	$1,146	$2,098	$4,515

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.

18        Invesco Investment Funds

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of Japanese issuers. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 100% of its net assets in foreign securities.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

In selecting securities to buy and sell, the Fund’s portfolio managers will apply an actively managed bottom-up approach that blends both growth and value-oriented disciplines. The portfolio managers seek to identify securities through a highly structured investment process and a proprietary security valuation model. In constructing the portfolio, the portfolio managers will consider business fundamentals including earnings momentum, business stability, balance sheet, management strategy, competitiveness, and returns by industry/sector. The portfolio managers focus on securities that they believe have a catalyst to restore growth and/or will keep growing with attractive value.

The portfolio managers will consider whether to sell a particular security when its business fundamentals materially change or when a more attractive investment opportunity is identified. The portfolio managers will consider to sell a particular security when its business fundamentals materially change or when they identify more attractive opportunities elsewhere.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Geographic Concentration Risk. Because the Fund’s investments are concentrated in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Unique Economic and Political Risks of Investing in Japan. International trade and government tax and fiscal policy may have negative effects on the Japanese economy.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended June 30, 2009): 21.78%
Worst Quarter (ended September 30, 2008): -21.78%

Average Annual Total Returns (for the periods ended December 31, 2010)

	1	Since
	Year	Inception

Institutional Class: Inception (03/31/06)
Before Taxes	6.40%	-11.32%
After Taxes on Distributions	6.40	-11.32
Return After Taxes on Distributions and Sale of Fund Shares	4.16	-9.26

MSCI EAFE® Index (from 03/31/06)	7.75	0.67

Tokyo Stock Price Index (price-only) (reflects no deductions for fees, expenses or taxes)(from 03/31/06)	11.92	-5.94

Lipper Japan Funds Index (from 03/31/06)	12.90	-5.95

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Investment Sub-Adviser: Invesco Asset Management (Japan) Limited

Portfolio Managers	Title	Length of Service on the Fund

Tomomitsu Yanaba	Portfolio Manager	2006

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts	$1 Million	$0

Foundations or Endowments	$1 Million	$0

19        Invesco Investment Funds

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Other institutional investors	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO LIBOR ALPHA FUND

Investment Objective
The Fund’s investment objective is total return, comprised of current income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.45%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.60

Total Annual Fund Operating Expenses	1.05

Fee Waiver and/or Expense Reimbursement[1]	0.45

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.60

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least February 28, 2012 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.60% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$61	$289	$536	$1,242

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund seeks to meet its objective by exceeding the total return of the three-month U.S. Dollar London Interbank Offered Rate (LIBOR) (the Fund’s benchmark index). The Fund invests primarily in domestic and foreign debt securities and in foreign currency investments. The Fund may also invest in structured securitized debt securities, such as asset-backed securities and both residential and commercial mortgage-backed securities.

The Fund may invest in derivative instruments such as swaps (including interest rate, total return and credit default swaps), options, and futures contracts. The Fund may also utilize other strategies such as dollar rolls and reverse repurchase agreements. Derivative instruments and dollar rolls and reverse repurchase agreements may have the effect of leveraging the Fund’s portfolio. Foreign currency investments may include spot contracts, forward currency contracts, currency swaps, currency options, currency futures and options on currency futures.

Under normal circumstances, the Fund’s effective duration, as estimated by the Fund’s portfolio managers, will be one-quarter of a year, but the Fund’s exposure to changes in U.S. interest rates may differ from the Fund’s benchmark by up to one year. The Fund will generally maintain a weighted average effective maturity of less than three years. Effective duration is a measure, as estimated by the Fund’s portfolio managers, of the Fund’s price sensitivity to changes in interest rates. Weighted average effective maturity is a measure, as estimated by the Fund’s portfolio managers, of the length of time the average security in the Fund will mature or be redeemed by the issuer.

At least 65% of the Fund’s total assets will consist of domestic investment grade securities. A fixed income security is considered investment grade if it is either rated at least Baa3 by Moody’s Investors Service, Inc., BBB- by Standard & Poor’s or BBB- by Fitch, or the Fund’s portfolio managers believe it to be of comparable credit quality. The Fund may invest up to 35% of its total assets in foreign securities. The Fund may invest up to 25% of its total assets in non-investment grade securities (junk bonds), including non-investment grade emerging market securities.

The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha versus its benchmark. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.

The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers then decide on risk factors to use in managing the Fund relative to that benchmark. In doing so, the portfolio managers consider recommendations from a team of specialists in positioning the Fund to generate alpha (specific factors

20        Invesco Investment Funds

affecting the return on investments in excess of the benchmark). The portfolio managers generally rely upon a different team of specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes. The portfolio managers rely on the specialists for adjusting the Fund’s risk exposures and security selection. Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g. duration, yield, curve positioning, sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended June 30, 2009): 7.00%
Worst Quarter (ended December 31, 2008): -6.86%

Average Annual Total Returns (for the periods ended December 31, 2010)

	1	Since
	Year	Inception

Institutional Class: Inception (03/31/06)
Before Taxes	2.90%	2.67%
After Taxes on Distributions	1.96	0.91
Return After Taxes on Distributions and Sale of Fund Shares	1.88	1.24

Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)(from 03/31/06)	6.54	6.26

U.S. Three-Month LIBOR (reflects no deductions for fees, expenses or taxes)(from 03/31/06)	0.34	2.86

Lipper Short Investment Grade Debt Funds Index (from 03/31/06)	4.55	3.85

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

21        Invesco Investment Funds

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Chuck Burge	Portfolio Manager	2007

John Craddock	Portfolio Manager	2010

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts	$1 Million	$0

Foundations or Endowments	$1 Million	$0

Other institutional investors	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO SMALL COMPANIES FUND

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.74%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.14

Total Annual Fund Operating Expenses	0.88

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$90	$281	$488	$1,084

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of small-capitalization issuers. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 10% of its net assets in fixed-income securities such as investment-grade debt securities, longer-term U.S. Government securities and high-quality money market investments. The Fund may invest up to 25% of its net assets in foreign securities.

In selecting securities, the portfolio managers seek to identify issuers that are both attractively priced relative to their prospective earnings and cash flow, and have strong long-term growth prospects. In evaluating issuers, the portfolio managers emphasize several factors such as the quality of the issuer’s management team, their commitment to securing a competitive advantage, and the issuer’s sustainable growth potential.

The portfolio managers typically consider whether to sell a security in any of four circumstances: 1) a more attractive investment opportunity is identified, 2) the full value of the investment is deemed to have been realized, 3) there has been a fundamental negative change in management strategy of the issuer, or 4) there has been a fundamental negative change in competitive environment.

22        Invesco Investment Funds

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Debt Securities Risk. The Fund may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Best Quarter (ended September 30, 2009): 30.11%
Worst Quarter (ended December 31, 2008): -23.87%

Average Annual Total Returns (for the periods ended December 31, 2010)

	1	5	Since
	Year	Years	Inception

Institutional Class[1]: Inception (04/30/04)
Before Taxes	23.00%	7.55%	11.06%
After Taxes on Distributions	23.00	6.96	10.52
Return After Taxes on Distributions and Sale of Fund Shares	14.95	6.33	9.56

S&P 500® Index (reflects no deductions for fees, expenses or taxes)(from 10/31/03)	15.08	2.29	4.63

Russell 2000® Index (reflects no deductions for fees, expenses or taxes)(from 10/31/03)	26.85	4.47	7.03

Lipper Small-Cap Core Funds Index (from 10/31/03)	25.71	4.76	7.78

1	Institutional Class shares’ performance shown prior to the inception date is that of Class A shares, and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is November 4, 2003.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Investment Sub-Adviser: Invesco Trimark Ltd.

Portfolio Managers	Title	Length of Service on the Fund

Robert Mikalachki	Portfolio Manager (lead)	2003

Virginia Au	Portfolio Manager	2009

Ted Chisholm	Portfolio Manager	2006

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts	$1 Million	$0

Foundations or Endowments	$1 Million	$0

Other institutional investors	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing

23        Invesco Investment Funds

through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Invesco Balanced-Risk Allocation Fund

Objective and Strategies
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. The Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as ETFs and commodity-linked notes. The Fund’s international investments will generally be in developed countries, but may also include emerging market countries. The Fund’s fixed income investments are generally considered to be investment grade while the Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. The Fund will also invest in the Subsidiary and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, ETNs and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. The Fund will generally maintain 60% of its total assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. The Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by Invesco and has the same investment objective as the Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leveraged and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, the Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will accomplish this through a three-step investment process.

The first step involves asset selection. The management team begins the process by selecting representative assets to gain exposure to equity, fixed income and commodity markets from a universe of over fifty assets. The selection process first evaluates a particular asset’s theoretical case for long-term excess returns relative to cash. The identified assets are then screened to meet minimum liquidity criteria. Finally, the team reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to the Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, the Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

The Fund and the Subsidiary employ a risk management strategy to help minimize loss of capital and reduce excessive volatility. Pursuant to this strategy, the Fund and the Subsidiary generally maintain a substantial amount of their assets in cash and cash equivalents. Cash and cash equivalents will be posted as required margin for futures contracts, as required segregation under U.S. Securities and Exchange Commission rules and to collateralize swap exposure.

The Fund or the Subsidiary may, from time to time, take temporary defensive positions in cash and other securities that are inconsistent with the Fund’s or the Subsidiary’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund or the Subsidiary may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Commodity-Linked Notes Risk. Commodity-linked notes employ “implicit” leverage that does not result in the possibility of a fund incurring obligations beyond its investment, but that nonetheless permit a fund to gain exposure that is greater than would be the case in an unlevered security. The Fund does not segregate assets or otherwise cover investments in securities with implicit leverage. The Fund’s investments in commodity-linked notes may involve substantial risks, including risk of

24        Invesco Investment Funds

loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, the Fund might not receive all or a portion of the interest due on its investment if there is a loss of value of the underlying variable to which the interest is linked. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, the Fund might not receive all or a portion of the principal at maturity of the investment. A liquid secondary market may not exist for the commodity-linked notes the Fund buys, which may make it difficult for the Fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, the Fund could lose money. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, the particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.

Commodity Risk. The Fund’s and the Subsidiary’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because the Fund’s and the Subsidiary’s performance is linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.

Concentration Risk. To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The Fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Derivatives Risk. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. A fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. In addition, the use of certain derivatives may cause the Fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

The derivative instruments and techniques that the Fund and the Subsidiary may principally use include:

[ ] Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if the reference index, security or investments do not perform as expected.

[ ] Futures. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Exchange-Traded Funds Risk. An investment by the Fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of an ETF’s shares may trade above or below their net asset value; (2) an active trading

25        Invesco Investment Funds

market for the ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) an ETF may not be actively managed and may not accurately track the performance of the reference index; (5) an ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track; and (6) the value of an investment in an ETF will decline more or less in correlation with any decline in the value of the index they seek to track. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more the Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Exchange-Traded Notes Risk. Exchange-Traded Notes (ETNs) are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that the Fund is not able to close out a leveraged position because of market illiquidity, the Fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. There can be no assurance that the Fund’s leverage strategy will be successful.

Liquidity Risk. A security is considered to be illiquid if the Fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. The Fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of the Fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of the Fund more than would occur in a diversified fund.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could adversely affect the Fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. The Fund intends to treat the income it derives from commodity-linked notes as qualifying income based on a private letter ruling it has received from the IRS holding that the income from a form of commodity-linked note constitutes qualifying income. Additionally, the Fund intends to treat the income it derives from the Subsidiary as qualifying income based on a private letter ruling it has received from the IRS holding that the income of the Subsidiary attributable to the Fund is income derived with respect to the Fund’s business of investing in the stock of the Subsidiary and thus constitutes qualifying income. If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, the income and gains from the Fund’s investment in the commodity-linked notes and/or the Subsidiary might be non-qualifying income, and, while not anticipated, there is a possibility such change in position might be applied to the Fund retroactively. In the event the IRS did change its position, the Fund’s Board may authorize a significant change in investment strategy or Fund liquidation. For more information, please see the “Dividends, Distributions and Tax Matters” section in the Fund’s SAI.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

26        Invesco Investment Funds

Invesco Balanced-Risk Commodity Strategy Fund

Objective and Strategies
The Fund’s investment objective is to provide total return. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests, under normal conditions, in derivatives and other commodity-linked instruments whose performance is expected to correspond to the performance of the underlying commodity, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The Fund seeks to achieve its investment objective by investing in derivatives and other commodity-linked instruments that provide exposure to the following four sectors of the commodities markets: agricultural, energy, industrial metals and precious metals. More than 25% of the Fund’s assets may be allocated to investments in one or more of these commodities market sectors.

The Fund primarily will invest in the Subsidiary, commodity-based exchange-traded funds, commodity linked notes and cash and cash equivalents. Commodity-linked notes generally pay a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index. In some cases, the return will be based on a multiple of the performance of the index, and this embedded leverage will magnify the positive and negative return the Fund earns from these notes as compared to the index. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund invests in the Subsidiary in order to gain additional exposure to commodities. The Subsidiary, in turn, will invest in commodity-linked derivatives such as futures, swap agreements and in other commodity-linked instruments. In order to gain additional exposure to commodities, the Fund may also invest directly in futures, swaps and commodity-linked notes.

The Fund will generally maintain in the range of 40% to 70% of its total assets (including assets invested in the Subsidiary) in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative type instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives. The Fund’s investments in derivatives may create significant leveraged exposure to certain commodities. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by Invesco and has the same investment objective as the Fund and generally employs the same investment strategy. The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. The Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to index-based commodity funds that are passively managed, the Fund will seek to provide greater capital loss protection during down markets using the portfolio management team’s active three-step investment process.

The first step involves asset selection. The management team selects representative commodity assets to gain exposure to each of the following commodity sectors: agriculture, energy, industrial metals, and precious metals. The selection process (1) evaluates a particular asset’s performance among other assets within a commodity sector and how such asset has performed during different market cycles; (2) screens the identified commodity assets to meet minimum liquidity criteria; and (3) reviews the expected correlation among the selected commodity assets and the expected risk for each commodity asset to determine whether the selected commodity assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a potential portfolio of investments for the Fund. The team re-estimates the risk, contributed by each commodity asset, and re-balances the portfolio periodically or when new commodity assets are introduced to the Fund.

The final step involves active positioning. The management team actively adjusts commodity positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain commodity asset class exposure set forth in the balanced-risk portfolio structure—by setting controlled tactical ranges around the long-term commodity asset allocation. The resulting commodity asset allocation is then implemented by purchasing or selling derivatives, other commodity-linked instruments, exchange-traded funds, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, the Fund is able to gain greater exposure to commodity assets within each commodity sector than would be possible using cash instruments, and thus seeks to balance the amount of risk each commodity asset contributes to the Fund.

When executing the investment process described above, the portfolio managers may purchase commodity-linked derivative instruments, such as futures and/or swap contracts on different types of commodity assets. The portfolio managers purchase these commodity-linked derivatives to obtain both long and short commodity positions, in order to actively balance the risk associated with different types of commodity assets and sectors. When taking a long position, the portfolio managers generally believe that the price of the referenced commodity will go up. When taking a short position, the portfolio managers generally believe that the price of the referenced commodity will go down.

The Fund and the Subsidiary employ a risk management strategy to help minimize loss of capital and reduce excessive volatility. Pursuant to this strategy, the Fund and the Subsidiary generally maintain a substantial amount of their assets in cash and cash equivalents. Cash and cash equivalents will be posted as required margin for futures contracts, as required segregation under U.S. Securities and Exchange Commission rules and to collateralize swap exposure.

The Fund or the Subsidiary may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s or the Subsidiary’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund or the Subsidiary may not achieve its investment objective.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Active Trading Risk. Frequent trading of portfolio securities results in increased costs and may thereby lower the Fund’s actual return. Frequent trading also may increase short term gains and losses, which may affect the Fund’s tax liability.

27        Invesco Investment Funds

Commodity-Linked Notes Risk. Commodity-linked notes employ “implicit” leverage that does not result in the possibility of a fund incurring obligations beyond its investment, but that nonetheless permit a fund to gain exposure that is greater than would be the case in an unlevered security. The Fund does not segregate assets or otherwise cover investments in securities with implicit leverage. The Fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, the Fund might not receive all or a portion of the interest due on its investment if there is a loss of value of the underlying variable to which the interest is linked. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, the Fund might not receive all or a portion of the principal at maturity of the investment. A liquid secondary market may not exist for the commodity-linked notes the Fund buys, which may make it difficult for the Fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, the Fund could lose money. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, the particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.

Commodity Risk. The Fund’s and the Subsidiary’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because the Fund’s and the Subsidiary’s performance is linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.

Concentration Risk. To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Derivatives Risk. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. A fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. In addition, the use of certain derivatives may cause the Fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

The derivative instruments and techniques that the Fund and the Subsidiary may principally use include:

[ ] Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if the reference index, security or investments do not perform as expected.

[ ] Futures. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of

28        Invesco Investment Funds

when-issued, delayed delivery or forward commitment transactions. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that the Fund is not able to close out a leveraged position because of market illiquidity, the Fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. There can be no assurance that the Fund’s leverage strategy will be successful.

Liquidity Risk. A security is considered to be illiquid if the Fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. The Fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of the Fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of the Fund more than would occur in a diversified fund.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, the Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could adversely affect the Fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. The Fund intends to treat the income it derives from commodity- linked notes as qualifying income based on a private letter ruling it has received from the IRS holding that the income from a form of commodity-linked note constitutes qualifying income. Additionally, the Fund intends to treat the income it derives from the Subsidiary as qualifying income based on the reasoning contained in a private letter ruling provided to another Invesco Fund (which the Fund may not cite as precedent). If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, the income and gains from the Fund’s investment in the commodity-linked notes and/or the Subsidiary might be non-qualifying income, and, while not anticipated, there is a possibility such change in position might be applied to the Fund retroactively. In the event the IRS did change its position, the Fund’s Board may authorize a significant change in investment strategy or Fund liquidation. For more information, please see the “Dividends, Distributions and Tax Matters” section in the Fund’s SAI.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Invesco China Fund

Objective and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of issuers with substantial exposure to China (including the People’s Republic of China, Hong Kong and Macau). The Fund will invest primarily in equity and equity-related transferable securities, including warrants and convertible securities, participation notes and/or debt securities. Under normal market conditions, the Fund does not expect to invest more than 25% of its net assets in investment-grade debt securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund considers an issuer from China if (1) it is organized under the laws of China; (2) it has a principal office in China; (3) it derives 50% or more of its total revenues or profits from goods produced or sold, investments made or services performed or that have at least 50% of its assets in China; or (4) its equity securities are traded principally on a stock exchange, or in an over-the-counter market, in China.

The Fund may invest up to 100% of its net assets in foreign securities, including developing market countries.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

When suitable opportunities are available, the Fund may invest in initial public offerings (IPOs) of securities.

In selecting securities to buy and sell, the Fund’s portfolio managers will apply an actively managed bottom-up fundamental analysis and top down multi-factor analysis that blends both growth at a reasonable price and value-oriented disciplines. In the security selection process, the portfolio managers will consider four main factors, including valuation, management/franchise value determination (including management and ownership, earnings quality, balance sheet quality and product quality), earnings growth, and liquidity.

The portfolio managers will consider whether to sell a particular security when the security trades significantly above its estimated fair value, when there is a permanent, fundamental deterioration in business prospects or when a more attractive investment opportunity is identified.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

29        Invesco Investment Funds

Risks
The principal risks of investing in the Fund are:

Active Trading Risk. Frequent trading of portfolio securities results in increased costs and may thereby lower the Fund’s actual return. Frequent trading also may increase short term gains and losses, which may affect the Fund’s tax liability.

Convertible Securities Risk. The values of convertible securities in which the Fund may invest may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the Fund.

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The Fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Geographic Concentration Risk. Because the Fund’s investments are concentrated in China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds.

Initial Public Offerings (IPO) Risk. The prices of IPO securities fluctuate more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be no assurance that the Fund will have favorable IPO investment opportunities.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Unique Economic and Political Risks of Investing in China. China remains a totalitarian country with the following risks: nationalization, expropriation, or confiscation of property; difficulty in obtaining and/or enforcing judgments; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of China; and China’s dependency on the economies of other Asian countries, many of which are developing countries.

Warrants Risk. Warrants may be significantly less valuable on their relevant expiration date resulting in a loss of money or they may expire worthless resulting in a total loss of the investment. Warrants may also be postponed or terminated early resulting in a partial or total loss of the investment. Warrants may also be subject to illiquidity.

Invesco Developing Markets Fund

Objective and Strategies
The Fund’s investment objective is long-term growth of capital and, secondarily, income. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by foreign companies and governments that are in developing markets countries, i.e., those that are in the initial stages of their industrial cycles. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Developing markets countries include those countries which are not included in the MSCI World Index. The Fund uses the following criteria to determine whether an issuer is in a developing country, including whether (1) it is organized under the laws of a developing markets country; (2) it has a principal office in a developing markets country; (3) it derives 50% or more of its total revenues from business in a developing markets country; or (4) its securities are trading principally on a stock exchange, or in an over-the-counter market, in developing markets countries.

The Fund invests, under normal circumstances, in issuers located in at least three countries outside of the U.S., but it will invest no more than 25% of its total assets in issuers in any one country. As of October 31, 2010, the principal countries in which the Fund was invested were Brazil, Mexico, the Philippines, China and Indonesia. The Fund may hold no more than 40% of its total assets in any one foreign currency and securities denominated in or indexed to such currency. The Fund may

30        Invesco Investment Funds

invest in debt securities when economic and other factors appear to favor such investments. The Fund may also invest up to 50% of its total assets in lower-quality debt securities, i.e., high yield bonds or “junk bonds.” The Fund may invest up to 50% of its total assets in the following types of developing market debt securities: (1) debt securities issued or guaranteed by governments, their agencies, instrumentalities or political subdivisions, or by government owned, controlled or sponsored entities, including central banks (sovereign debt), and “Brady Bonds”; (2) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of sovereign debt; (3) debt securities issued by banks and other business entities; and (4) debt securities denominated in or indexed to the currencies of emerging markets. Brady Bonds are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. There is no requirement with respect to the maturity or duration of debt securities in which the Fund may invest. Currently the Fund is unable to trade in local shares of Indian companies.

The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis, portfolio construction and risk management techniques. The strategy primarily focuses on identifying issuers that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.

The Fund’s portfolio managers may consider selling a security for several reasons, including when, (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its security price appears to be overvalued, or (3) a more attractive investment opportunity is identified.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Debt Securities Risk. The Fund may invest a portion of its assets in debt securities such as notes and bonds. The values of debt securities and the income they generate may be affected by changing interest rates and by changes in their effective maturities and credit quality of these securities.

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of the Fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of the Fund more than would occur in a diversified fund.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Invesco Emerging Market Local Currency Debt Fund

Objective and Strategies
The Fund’s investment objective is to provide total return. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities denominated in the currencies of emerging market countries. In complying with the 80% investment requirement, the Fund at times will invest in other investments that have economic characteristics similar to the Fund’s direct investments, including derivatives, which may have the effect of leveraging the Fund’s portfolio. The Fund also may use its investments in derivatives to hedge its exposure to non-U.S. currencies.

The debt securities in which the Fund primarily invests include sovereign, quasi-sovereign, corporate and supranational bonds. Quasi-sovereign debt securities are debt securities either explicitly guaranteed by a foreign government or whose majority shareholder is a foreign government. Supranational bonds are bonds issued by an international organization designated or supported by two or more governmental entities and designed to promote economic reconstruction, development or international banking institutions. Derivatives in which the Fund primarily invests include forward foreign exchange contracts and interest rate swap agreements. The Fund at times will also invest in options.

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Emerging market countries are those countries in the world other than developed countries of the European Union, the United States of America, Canada, Japan, Australia, New Zealand, Norway, Switzerland, Hong Kong and Singapore. A complete list of developed countries of the European Union can be found in the Fund’s statement of additional information.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The portfolio managers of the Fund employ a top-down approach with rigorous bottom-up country, currency and interest rate analysis. The strategy employs disciplined portfolio construction and places a strong emphasis on risk management. The management team strives to avoid substantial credit deterioration and currency devaluation. The management team also looks to participate in the upside of a positive market movement.

In making investment decisions, the portfolio management team makes an initial assessment of the global economic environment, which provides the context for the management team’s sovereign and local currencies outlook, positioning relative to the economic cycle and the level of fundamental risk targeted within the Fund. Members of the team conduct sovereign debt and currency analysis using bottom-up fundamental analysis of the macroeconomic environment of each country, political analysis, appraisals of market supply and demand dynamics, as well as other factors. A forward-looking assessment is then made for each country’s fixed income securities and currency. Securities are selected for inclusion based on perceived value of individual securities relative to alternatives, duration and yield curve positioning appropriate for the interest rate outlook, credit and currency opportunities, and an effort to achieve appropriate diversification. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change. In addition, fundamental analysis for corporate issuers is conducted where applicable. The management team will consider selling a security if, among other things: (1) the foreign exchange and interest rate outlook is no longer consistent with the original investment thesis; (2) the issue has met or exceeded its foreign exchange and interest rate objectives; or (3) there are more attractive investment alternatives in the market.

While the Fund anticipates being largely invested in investment grade securities, the Fund may invest up to 100% of its total assets in assets considered to be non-investment grade securities (junk bonds). A fixed income security is considered investment grade if it is either rated at least Baa3 by Moody’s Investors Service, Inc., BBB- by Standard & Poor’s or BBB- by Fitch, or the Fund’s portfolio managers believe it to be of comparable quality.

The Fund typically maintains a portion of its assets in cash, cash equivalents, high quality debt instruments, and/or money market funds advised by the Adviser. Depending on the then-current investment environment, holding a relatively larger percentage of portfolio assets in such instruments may either assist or hinder the Fund’s relative performance and its ability to achieve its investment objective. The Fund holds cash to handle its daily cash needs, which include payment of Fund expenses, redemption requests and securities transactions. In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position and invest a relatively larger percentage of the Fund’s portfolio assets in cash, cash equivalents or high quality debt instruments.

The Fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than may a diversified fund.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Active Trading Risk. Frequent trading of portfolio securities results in increased costs and may thereby lower the Fund’s actual return. Frequent trading also may increase short term gains and losses, which may affect the Fund’s tax liability.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The Fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Derivatives Risk. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. A fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. In addition, the use of certain derivatives may cause the Fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims.

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The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that the Fund is not able to close out a leveraged position because of market illiquidity, the Fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. There can be no assurance that the Fund’s leverage strategy will be successful.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of the Fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of the Fund more than would occur in a diversified fund.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.

Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if the reference index, security or investments do not perform as expected.

Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code. The Fund treats foreign currency gains as qualifying income. You should be aware, however, that the U.S. Treasury Department has statutory authority to issue regulations excluding from the definition of qualifying income foreign currency gains not directly related to the Fund’s business of investing in securities (e.g., for purposes other than hedging the Fund’s exposure to foreign currencies). As of the date of this prospectus, no regulations have been issued pursuant to this authorization. Such regulations, if issued, may result in the Fund being unable to qualify as a regulated investment company for one or more years. In this event, the Fund’s Board may authorize a significant change in investment strategy or Fund liquidation. Additionally, the Internal Revenue Service (IRS) has not issued any guidance on how to apply the asset diversification test to foreign currency positions. Any determination by the IRS as to how to do so might differ from that of the Fund and may result in the Fund’s failure to qualify as regulated investment company. For more information, please see the “Dividends, Distributions and Tax Matters — Tax Matters — Investments in Foreign Currencies” section in the Fund’s SAI.

Invesco Endeavor Fund

Objective and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests primarily in equity securities of mid-capitalization issuers.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of January 31, 2011, the capitalization of companies in the Russell Mid Cap® Index range from $228 million to $21 billion. The Russell Midcap® Index measures the performance of the 800 smallest issuers in the Russell 1000® Index. The Russell 1000® Index measures the performance of the 1000 largest companies in the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3000 largest U.S. issuers based on total market capitalization. The issuers in the Russell Midcap® Index are considered representative of medium-sized companies.

The Fund may invest up to 10% of its total assets in fixed-income securities such as investment-grade debt securities, longer-term U.S. Government securities and high-quality money market investments. The Fund may invest up to 25% of its total assets in foreign securities.

In selecting securities, the portfolio managers seek to identify issuers that are both attractively priced relative to their prospective earnings and cash flow, and have strong long-term growth prospects. In evaluating issuers, the portfolio managers emphasize several factors such as the quality of the issuer’s management team, their commitment to securing a competitive advantage, and the issuer’s sustainable growth potential.

The portfolio managers typically consider whether to sell a security in any of four circumstances: 1) a more attractive investment opportunity is identified, 2) the full value of the investment is deemed to have been realized, 3) there has been a fundamental negative change in management strategy of the issuer, or 4) there has been a fundamental negative change in competitive environment.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the

33        Invesco Investment Funds

Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Debt Securities Risk. The Fund may invest a portion of its assets in debt securities such as notes and bonds. The values of debt securities and the income they generate may be affected by changing interest rates and by changes in their effective maturities and credit quality of these securities.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Invesco Global Fund

Objective and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests primarily in equity securities of medium and large-capitalization issuers, of domestic issuers and foreign issuers.

The Fund emphasizes investment in issuers in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin. As of October 31, 2010, the principal countries in which the Fund was invested were the United States, Switzerland, the United Kingdom, Ireland and France. The Fund may also invest in issuers located in developing countries, i.e. those that are in the initial stages of their industrial cycle.

The Fund invests, under normal circumstances, in issuers located in at least three countries, including the U.S.

The Fund may invest up to 10% of its total assets in fixed-income securities such as investment-grade debt securities, longer-term U.S. Government securities and high-quality money market investments.

In selecting securities, the portfolio managers seek to identify issuers that are both attractively priced relative to their prospective earnings and cash flow, and have strong long-term growth prospects. In evaluating issuers, the portfolio managers emphasize several factors such as the quality of the issuer’s management team, their commitment to securing a competitive advantage, and the issuer’s sustainable growth potential.

The portfolio managers typically consider whether to sell a security in any of four circumstances: 1) a more attractive investment opportunity is identified, 2) the full value of the investment is deemed to have been realized, 3) there has been a fundamental negative change in management strategy of the issuer, or 4) there has been a fundamental negative change in competitive environment.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Debt Securities Risk. The Fund may invest a portion of its assets in debt securities such as notes and bonds. The values of debt securities and the income they generate may be affected by changing interest rates and by changes in their effective maturities and credit quality of these securities.

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

34        Invesco Investment Funds

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Invesco International Total Return Fund

Objective and Strategies
The Fund’s investment objective is total return, comprised of current income and capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests its assets in a diversified portfolio of foreign government and corporate debt securities, generally represented by the sector categories within the Barclays Capital Global Aggregate ex U.S. Index (unhedged), and in foreign currency investments. Debt securities that the Fund may invest in include foreign sovereign, corporate or agency securities of varying maturities, including securitized securities, such as asset-backed and mortgage-backed securities, and commercial paper and other short-term debt instruments.

The Fund may invest in derivatives, including swaps, options, and futures contracts. The Fund may also utilize other strategies such as dollar rolls and reverse repurchase agreements. Derivative instruments, dollar rolls and reverse repurchase agreements may have the effect of leveraging the Fund’s portfolio. Foreign currency investments may include spot contracts, forward currency contracts, currency swaps, currency options, currency futures and options on currency futures.

Normally, the Fund’s effective duration, as estimated by the Fund’s portfolio managers, will be within +/- 2 years of that of the Barclays Capital Global Aggregate ex U.S. Index (unhedged). Effective duration is a measure of the Fund’s price sensitivity to changes in interest rates.

A fixed income security is considered investment grade if it is either rated at least Baa3 by Moody’s Investors Service, Inc., BBB- by Standard & Poor’s or BBB- by Fitch, or the Fund’s portfolio managers believe it to be of comparable credit quality.

The Fund may invest a significant amount of its total assets in foreign securities. The Fund considers a company to be foreign based on its domicile, or in certain cases such as where the security is guaranteed by the parent or issued by a special purpose entity, its parent’s domicile. The Fund will normally invest in companies located in at least three countries other than the United States. As of October 31, 2010, the principal countries in which the Fund was invested were Germany, the United Kingdom, the Netherlands and France.

The Fund may invest up to 30% of its total assets in U.S. dollar-denominated securities. The Fund may invest up to 25% of its total assets in non-investment grade securities (junk bonds), including non-investment grade emerging market securities.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The Fund will use the Barclays Capital Global Aggregate ex U.S. Index (unhedged) (its benchmark index) as a guide in structuring and selecting its investments, but will seek to outperform such index by applying an actively managed top-down portfolio construction and bottom-up security selection total return strategy. The Fund seeks to outperform its benchmark through an analysis of a variety of alpha sources (specific factors affecting the return on investments in excess of the benchmark), including, among others, interest rate and yield curve risk, high yield and emerging market risk, country risk and currency risk. In constructing the portfolio, the portfolio managers will consider macro-economic and sector level factors such as economic or political conditions, monetary policy, and emerging markets, as well as issuer specific factors such as cash flow coverage, revenue growth, stable or improving credit ratings and business margin improvement. The portfolio managers focus on securities that they believe have favorable prospects for exceeding the benchmark. The portfolio managers may adjust the split between sovereign, agency and corporate bonds in the Fund depending on their assessment of overall market conditions. The portfolio managers will consider whether to sell a particular security when the risk factors relative to return materially change.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Active Trading Risk. Frequent trading of portfolio securities results in increased costs and may thereby lower the Fund’s actual return. Frequent trading also may increase short term gains and losses, which may affect the Fund’s tax liability.

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The Fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Derivatives Risk. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. A fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. In addition, the use of certain derivatives may cause the Fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

35        Invesco Investment Funds

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase. Also, in the event the buyer of mortgage-related securities files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale may be restricted pending a decision whether the Fund is obligated to repurchase mortgage-related securities.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that the Fund is not able to close out a leveraged position because of market illiquidity, the Fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. There can be no assurance that the Fund’s leverage strategy will be successful.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of securities to be repurchased may decline below the repurchase price, or that the other party may default on its obligation, causing the Fund to be delayed or prevented from completing the transaction. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s repurchase obligation.

Invesco Japan Fund

Objective and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of Japanese issuers. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 100% of its net assets in foreign securities.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

In selecting securities to buy and sell, the Fund’s portfolio managers will apply an actively managed bottom-up approach that blends both growth and value-oriented disciplines. The portfolio managers seek to identify securities through a highly structured investment process and a proprietary security valuation model. In constructing the portfolio, the portfolio managers will consider business fundamentals including earnings momentum, business stability, balance sheet, management strategy, competitiveness, and returns by industry/sector. The portfolio managers focus on securities that they believe have a catalyst to restore growth and/or will keep growing with attractive value.

The portfolio managers will consider whether to sell a particular security when its business fundamentals materially change or when a more attractive investment opportunity is identified. The portfolio managers will consider to sell a particular security when its business fundamentals materially change or when they identify more attractive opportunities elsewhere.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

36        Invesco Investment Funds

Risks
The principal risks of investing in the Fund are:

Active Trading Risk. Frequent trading of portfolio securities results in increased costs and may thereby lower the Fund’s actual return. Frequent trading also may increase short term gains and losses, which may affect the Fund’s tax liability.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The Fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Geographic Concentration Risk. Because the Fund’s investments are concentrated in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Unique Economic and Political Risks of Investing in Japan. International trade and government tax and fiscal policy may have negative effects on the Japanese economy. The Japanese economy is currently driven mainly by if overseas demand, especially from emerging countries and there can be no guarantee that such overseas demand will not weaken.

Invesco LIBOR Alpha Fund

Objective and Strategies
The Fund’s investment objective is total return, comprised of current income and capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund seeks to meet its objective by exceeding the total return of the three-month U.S. Dollar LIBOR (the Fund’s benchmark index). The Fund invests primarily in domestic and foreign debt securities and in foreign currency investments. The Fund may also invest in structured securitized debt securities, such as asset-backed securities and both residential and commercial mortgage-backed securities.

The Fund may invest in derivative instruments such as swaps (including interest rate, total return and credit default swaps), options, and futures contracts. The Fund may also utilize other strategies such as dollar rolls and reverse repurchase agreements. Derivative instruments and dollar rolls and reverse repurchase agreements may have the effect of leveraging the Fund’s portfolio. Foreign currency investments may include spot contracts, forward currency contracts, currency swaps, currency options, currency futures and options on currency futures.

Debt securities may include domestic and foreign sovereign, corporate or agency securities of varying maturities.

Under normal circumstances, the Fund’s effective duration, as estimated by the Fund’s portfolio managers, will be one-quarter of a year, but the Fund’s exposure to changes in U.S. interest rates may differ from the Fund’s benchmark by up to one year. The Fund will generally maintain a weighted average effective maturity of less than three years. Effective duration is a measure, as estimated by the Fund’s portfolio managers, of the Fund’s price sensitivity to changes in interest rates. Weighted average effective maturity is a measure, as estimated by the Fund’s portfolio managers, of the length of time the average security in the Fund will mature or be redeemed by the issuer.

At least 65% of the Fund’s total assets will consist of domestic investment grade securities. A fixed income security is considered investment grade if it is either rated at least Baa3 by Moody’s Investors Service, Inc., BBB- by Standard & Poor’s or BBB- by Fitch, or the Fund’s portfolio managers believe it to be of comparable credit quality. The Fund may invest up to 35% of its total assets in foreign securities. The Fund may invest up to 25% of its total assets in non-investment grade securities (junk bonds), including non-investment grade emerging market securities.

The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha versus its benchmark. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.

The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as sector and issuer weightings and duration relative to that benchmark. The portfolio managers then employ proprietary technology to calculate appropriate position sizes for each of these risk factors. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist decision makers in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark). The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and security selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes. Specialist decision makers employ a bottom-up approach to recommending larger or smaller exposure to specific risk factors. In general specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers rely on these decision makers and market specific specialists for adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology. Portfolio managers retain discretion for deciding how risk positions are implemented. Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g. duration, yield, curve positioning, sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any

37        Invesco Investment Funds

percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The Fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Derivatives Risk. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. A fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. In addition, the use of certain derivatives may cause the Fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that the Fund is not able to close out a leveraged position because of market illiquidity, the Fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. There can be no assurance that the Fund’s leverage strategy will be successful.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Invesco Small Companies Fund

Objective and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of small-capitalization issuers. The Fund invests primarily in equity securities.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund uses the following criteria to determine whether an issuer is a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of January 31, 2011, the capitalization of companies in the Russell

38        Invesco Investment Funds

2000® Index range from $15.6 million to $4.5 billion. The Russell 2000® Index is a widely recognized, unmanaged index of common securities that measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The companies within the Russell 2000® Index are considered representative of small-sized companies.

The Fund may invest up to 10% of its net assets in fixed-income securities such as investment-grade debt securities, longer-term U.S. Government securities and high-quality money market investments. The Fund may invest up to 25% of its net assets in foreign securities.

In selecting securities, the portfolio managers seek to identify issuers that are both attractively priced relative to their prospective earnings and cash flow, and have strong long-term growth prospects. In evaluating issuers, the portfolio managers emphasize several factors such as the quality of the issuer’s management team, their commitment to securing a competitive advantage, and the issuer’s sustainable growth potential.

The portfolio managers typically consider whether to sell a security in any of four circumstances: 1) a more attractive investment opportunity is identified, 2) the full value of the investment is deemed to have been realized, 3) there has been a fundamental negative change in management strategy of the issuer, or 4) there has been a fundamental negative change in competitive environment.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Debt Securities Risk. The Fund may invest a portion of its assets in debt securities such as notes and bonds. The values of debt securities and the income they generate may be affected by changing interest rates and by changes in their effective maturities and credit quality of these securities.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the Fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Portfolio Holdings
A description of the Fund policies and procedures with respect to the disclosure of the Fund portfolio holdings is available in the Fund SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (Invesco or the Adviser) serves as each Fund’s investment adviser. The Adviser manages the investment operations of each Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of each Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Invesco Trimark Ltd.  (the Sub-Adviser or Invesco Trimark) serves as Invesco Endeavor Fund, Invesco Global Fund and Invesco Small Companies Fund’s investment sub-adviser. Invesco Trimark, an affiliate of the Adviser, is located at 5140 Yonge Street, Suite 900, Toronto, Ontario Canada M2N 6X7. The Sub-Adviser is responsible for the Fund’s day-to-day management, including the Fund’s investment decisions and the execution of securities transactions with respect to the Fund.

Invesco Hong Kong Limited (the Sub-Adviser or Invesco Hong Kong) serves as Invesco China Fund’s investment sub-adviser. Invesco Hong Kong, an affiliate of the Adviser, is located at 32nd Floor, Three Pacific Place, 1 Queen’s Road East, Hong Kong. The Sub-Adviser is responsible for the Fund’s day-to-day management, including the Fund’s investment decisions and the execution of securities transactions with respect to the Fund.

Invesco Asset Management (Japan) Limited (the Sub-Adviser or Invesco Japan) serves as Invesco Japan Fund’s investment sub-adviser. Invesco Japan, an affiliate of the Adviser, is located at 25th Floor, Shiroyama Trust Tower, 3-1 Toranomon 4-chrome, Minatoku, Tokyo 105-6025. The Sub-Adviser is responsible for the Fund’s day-to-day management, including the Fund’s investment decisions and the execution of securities transactions with respect to the Fund.

Invesco Asset Management Limited (the Sub-Adviser or Invesco Asset Management) serves as Invesco International Total Return Fund’s investment sub-adviser. Invesco Asset Management, an affiliate of the Adviser, is located at 30 Finsbury Square, London, EC2A, United Kingdom. The Sub-Adviser is responsible for the Fund’s day-to-day management, including the Fund’s investment decisions and the execution of securities transactions with respect to the Fund.

Pending Litigation.  Detailed information concerning pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended October 31, 2010, the Adviser received compensation of 0.65% of Invesco Balanced-Risk Allocation Fund’s average daily net assets after fee waivers and/or expense reimbursements.

39        Invesco Investment Funds

The Adviser is to receive a fee from Invesco Balanced-Risk Commodity Strategy Fund, calculated at the annual rate of 1.050% of the first $250 million, 1.025% of the next $250 million, 1.000% of the next $500 million, 0.975% of the next $1.5 billion, 0.950% of the next $2.5 billion, 0.925% of the next $2.5 billion, 0.900% of the next $2.5 billion and 0.875% of the amount over $10 billion of average daily net assets.

During the fiscal year ended October 31, 2010, the Adviser received compensation of 0.93% of Invesco China Fund’s average daily net assets.

During the fiscal year ended October 31, 2010, the Adviser received compensation of 0.88% of Invesco Developing Markets Fund’s average daily net assets.

The Adviser is to receive a fee from Invesco Emerging Market Local Currency Debt Fund, calculated at the annual rate of 0.75% of the first $500 million, 0.70% of the next $500 million, 0.67% of the next $500 million and 0.65% of the amount over $1.5 billion of average daily net assets.

During the fiscal year ended October 31, 2010, the Adviser received compensation of 0.73% of Invesco Endeavor Fund’s average daily net assets.

During the fiscal year ended October 31, 2010, the Adviser received compensation of 0.42% of Invesco Global Fund’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended October 31, 2010, the Adviser received compensation of 0.28% of Invesco International Total Return Fund’s average daily net assets after fee waivers and/or expense reimbursements.

During the fiscal year ended October 31, 2010, the Adviser did not receive any compensation from Invesco Japan Fund, after fee waivers and/or expense reimbursements.

During the fiscal year ended October 31, 2010, the Adviser did not receive any compensation from Invesco LIBOR Alpha Fund, after fee waivers and/or expense reimbursements.

During the fiscal year ended October 31, 2010, the Adviser received compensation of 0.72% of Invesco Small Companies Fund’s average daily net assets.

Invesco, not the Fund, pays sub-advisory fees, if any.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of each Fund is available in each Fund’s most recent report to shareholders for the twelve-month period ended October 31.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of each Funds portfolio:

Invesco Balanced-Risk Allocation Fund

■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2000.

■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1998.

■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1994.

■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2000.

■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1999.

The portfolio managers are assisted by Invesco’s Global Asset Allocation Team, which is comprised of portfolio managers and research analysts. Members of the team may change from time to time.

Invesco Balanced-Risk Commodity Strategy Fund

■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.

■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1994.

■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

The portfolio managers are assisted by Invesco’s Global Asset Allocation Team, which is comprised of portfolio managers and research analysts. Members of the team may change from time to time.

Invesco China Fund

■	Samantha Ho, Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco Hong Kong and/or its affiliates since 2004.

■	May Lo, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco Hong Kong and/or its affiliates since 2005.

Invesco Developing Markets Fund

■	Shuxin Cao, (lead manager with respect to the Fund’s investments in Asia Pacific and Latin America), Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco and/or its affiliates since 1997.

■	Borge Endresen, (lead manager with respect to the Fund’s investments in Europe, Africa and the Middle East), Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco and/or its affiliates since 1999.

■	Mark Jason, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2001.

Invesco Emerging Market Local Currency Debt Fund

■	Claudia Calich, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2004.

■	Jack Deino, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2006.

■	Eric Lindenbaum, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2004.

Invesco Endeavor Fund

■	Clayton Zacharias, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco Trimark and/or its affiliates since 2002.

40        Invesco Investment Funds

■	Mark Uptigrove, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco Trimark and/or its affiliates since 2005.

Invesco Global Fund

■	Dana Love, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with Invesco Trimark and/or its affiliates since 1999.

■	Heather Peirce, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco Trimark and/or its affiliates since 2002.

Invesco International Total Return Fund

■	Avi Hooper, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco Asset Management and/or its affiliates since 2010. From 2004 to 2010, he was a Portfolio Manager with Blackfriars Asset Management.

■	Mark Nash, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco Asset Management and/or its affiliates since 2001.

Invesco Japan Fund

■	Tomomitsu Yanaba, Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco Japan and/or its affiliates since 2004.

Invesco LIBOR Alpha Fund

■	Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 2002.

■	John Craddock, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

Invesco Small Companies Fund

■	Robert Mikalachki, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco Trimark and/or its affiliates since 1999.

■	Virginia Au, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco Trimark and/or its affiliates since 2006. Prior to 2006, she worked as a Research Associate at Pembroke Management.

■	Ted Chisholm, Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco Trimark and/or its affiliates since 2003.

All Funds
The lead manager generally has final authority over all aspects of the Funds’ investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Funds’ SAI provides additional information about the portfolio managers’ investments in the Funds, a description of the compensation structure and information regarding other accounts managed.

Other Information

Dividends and Distributions
Invesco Balanced-Risk Allocation Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Balanced-Risk Commodity Strategy Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco China Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Developing Markets Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Emerging Market Local Currency Debt Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Endeavor Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Global Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco International Total Return Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income.

Invesco Japan Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco LIBOR Alpha Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income.

Invesco Small Companies Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
Invesco Balanced-Risk Allocation Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco Balanced-Risk Commodity Strategy Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco China Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco Developing Markets Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco Emerging Market Local Currency Debt Fund generally declares and pays dividends from net investment income, if any, monthly.

Invesco Endeavor Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco Global Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco International Total Return Fund generally declares and pays dividends from net investment income, if any, quarterly.

Invesco Japan Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco LIBOR Alpha Fund generally declares and pays dividends from net investment income, if any, monthly.

Invesco Small Companies Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
Invesco Balanced-Risk Allocation Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably

41        Invesco Investment Funds

from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Balanced-Risk Commodity Strategy Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco China Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Developing Markets Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Emerging Market Local Currency Debt Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Endeavor Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Global Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco International Total Return Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Japan Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco LIBOR Alpha Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Small Companies Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Future Limited Fund Offering
Due to the sometimes limited availability of common stocks of smaller companies that meet the investment criteria for Invesco Small Companies, the Fund may limit public sale of its shares to certain new investors after assets reach approximately $500 million.

Invesco Small Companies Fund may resume sales of shares to new investors at some future date if the Board of Trustees determines that doing so would be in the best interest of the shareholders.

Limited Fund Offering
Invesco Developing Markets Fund limited public sales of its shares to new investors effective as of the close of business on November 22, 2010. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.

All investors who are invested in the Fund as of the date on which the Fund closed to new investors and remain invested in the Fund may continue to make additional investments. Additionally, the following types of investors may be allowed to open new accounts in the Fund, subject to the approval of Invesco Distributors and the Adviser:

■	Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code);

■	Certain retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

■	Non qualified deferred compensation plans maintained pursuant to Section 409A of the Code;

■	Retirement plans maintained pursuant to Section 457 of the Code; and

■	Qualified Tuition Programs maintained pursuant to Section 529 of the Code.

42        Invesco Investment Funds

Future investments in the Fund may also be made by or through brokerage firm wrap programs, subject to the approval of Invesco Distributors and the Adviser. Such plans and programs that are considering the Fund as an investment option should contact Invesco Distributors.

At the Adviser’s discretion, proprietary asset allocation funds may open new accounts in the Fund. In addition, the Fund’s current portfolio managers and portfolio management team may also make investments in the Fund.

The Fund may resume sales of shares to other new investors on a future date if the Adviser determines it is appropriate.

Benchmark Descriptions

Barclays Capital Global Aggregate ex U.S. Index is an unmanaged index considered representative of bonds of foreign countries.

Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.

Custom Balanced-Risk Allocation Style Index consists of 60% of the MSCI World Index and 40% of the Barclays Capital U.S. Aggregate Index. Effective December 1, 2010, the fixed income component of the Custom Balanced-Risk Allocation Style Index changed from the JP Morgan GBI Global (Traded) Index to the Barclays Capital U.S. Aggregate Index.

Custom Balanced-Risk Allocation Broad Index consists of 60% of the S&P 500 Index and 40% of the Barclays Capital U.S. Aggregate Index.

Lipper China Region Funds Index is an unmanaged index considered representative of China region funds tracked by Lipper.

Lipper Emerging Market Funds Index is an unmanaged index considered representative of emerging market funds tracked by Lipper.

Lipper Global Flexible Portfolio Funds Index is an equally weighted representation of the largest funds in the Lipper Global Flexible Portfolio Funds category. These funds allocate their investments across various asset classes, including both domestic and foreign stocks, bonds, and money market instruments, with a focus on total return.

Lipper Global Multi-Cap Core Funds Index is an unmanaged index considered representative of global multi-cap core funds tracked by Lipper.

Lipper International Income Funds Index is an unmanaged index considered representative of international income funds tracked by Lipper.

Lipper Japan Funds Index is an unmanaged index considered representative of Japan funds tracked by Lipper.

Lipper Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core funds tracked by Lipper.

Lipper Short Investment Grade Debt Funds Index is an unmanaged index considered representative of short investment grade debt funds tracked by Lipper.

Lipper Small-Cap Core Funds Index is an unmanaged index considered representative of small-cap core funds tracked by Lipper.

MSCI China 10/40 Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in China, taking into consideration the concentration constraints applicable to funds registered for sale in Europe pursuant to the UCITS III Directive.

MSCI EAFE® Index is an unmanaged index considered representative of stocks in Europe, Australasia and the Far East.

MSCI Emerging Markets IndexSM is an unmanaged index considered representative of stocks of developing countries.

MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.

Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000® Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap® Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

Tokyo Stock Price Index (price-only) is a capitalization-weighted index of large and mid-sized companies listed on the Tokyo Stock Exchange.

U.S. Three-Month LIBOR is an unmanaged floating rate index at which U.S. dollar deposits are offered on the London Interbank market.

43        Invesco Investment Funds

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single Fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).

The information has been audited by PricewaterhouseCoopers LLP, whose report, along with a Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

The Invesco Balanced-Risk Commodity Strategy Fund commenced operations on November 29, 2010, therefore, no financial highlights have been included.

											Ratio of	Ratio of
											expenses	expenses
			Net gains								to average	to average net	Ratio of net
	Net asset	Net	on securities		Dividends	Distributions					net assets	assets without	investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers	fee waivers	income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses	and/or expenses	to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed	absorbed	net assets		turnover(c)

Invesco Balanced-Risk Allocation Fund — Institutional Class
Year ended 10/31/10	10.73	(0.08)	1.62	1.54	(0.21)	(0.34)	(0.55)	11.72	15.06	467,441	0.79 (d)	1.04 (d)	(0.68	)(d)	15
Year ended 10/31/09(e)	10.00	(0.03)	0.76	0.73	—	—	—	10.73	7.30	218,565	0.99 (f)	1.17 (f)	(0.77	)(f)	116

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s) of $320,970 for Institutional Class shares.
(e)	Commencement date of June 2, 2009.
(f)	Annualized.

											Ratio of	Ratio of
											expenses	expenses
			Net gains								to average	to average net	Ratio of net
	Net asset	Net	(losses) on		Dividends	Distributions					net assets	assets without	investment
	value,	investment	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers	fee waivers	income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses	and/or expenses	to average	Portfolio
	of period	(loss)(a)	unrealized)(b)	operations	income	gains	Distributions	of period	Return(c)	(000s omitted)	absorbed	absorbed	net assets	turnover(d)

Invesco China Fund —Institutional Class
Year ended 10/31/10	18.25	0.14	3.86	4.00	(0.21)	—	(0.21)	22.04	22.04	982	1.25 (e)	1.25 (e)	0.72 (e)	100
Year ended 10/31/09	9.91	0.20	8.33	8.53	(0.19)	—	(0.19)	18.25	87.28	599	1.27	1.28	1.45	98
Year ended 10/31/08	28.72	0.17	(18.25)	(18.08)	(0.05)	(0.68)	(0.73)	9.91	(64.37)	259	1.26	1.27	0.88	94
Year ended 10/31/07	10.99	0.09	17.74	17.83	(0.10)	—	(0.10)	28.72	163.45	3,658	1.35	1.36	0.53	102
Year ended 10/31/06(f)	10.00	0.11	0.88	0.99	—	—	—	10.99	9.90	835	1.84 (g)	3.48 (g)	1.85 (g)	80

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the years ended October 31, 2010 and 2009, respectively. Redemption fees added to shares of beneficial interest for Institutional Class shares were $0.02 per share for the years ended October 31, 2008, 2007 and 2006, respectively.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s) of $757 for Institutional Class shares.
(f)	Commencement date of March 31, 2006 for Institutional Class shares.
(g)	Annualized.

											Ratio of	Ratio of
			Net gains								expenses	expenses
			(losses)								to average	to average net	Ratio of net
	Net asset	Net	on securities		Dividends	Distributions					net assets	assets without	investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers	fee waivers	income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses	and/or expenses	to average	Portfolio
	of period	(loss)(a)	unrealized)(b)	operations	income	gains	Distributions	of period	Return(c)	(000s omitted)	absorbed	absorbed	net assets	turnover(d)

Invesco Developing Markets Fund — Institutional Class
Year ended 10/31/10	25.63	0.48	7.52	8.00	(0.41)	—	(0.41)	33.22	31.59	309,491	1.11 (e)	1.12 (e)	1.58 (e)	22
Year ended 10/31/09	16.40	0.37	9.77	10.14	(0.50)	(0.41)	(0.91)	25.63	66.01	32,279	1.17	1.19	1.84	28
Year ended 10/31/08	38.17	0.51	(20.56)	(20.05)	(0.34)	(1.38)	(1.72)	16.40	(54.81)	11,589	1.12	1.13	1.73	27
Year ended 10/31/07	23.91	0.41	14.00	14.41	(0.15)	—	(0.15)	38.17	60.59	30,734	1.12	1.16	1.34	41
Year ended 10/31/06	16.81	0.24	6.99	7.23	(0.13)	—	(0.13)	23.91	43.20	7,984	1.23	1.28	1.07	51

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to the shares of beneficial interest for all classes, which were less than $0.005 for the years ended October 31, 2010, 2009, 2008 and 2007, were $0.01 for Institutional Class shares for the year ended October 31, 2006.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s) of $76,483 for Institutional Class shares.

44        Invesco Investment Funds

									Ratio of	Ratio of
									expenses	expenses
			Net gains						to average	to average net	Ratio of net
	Net asset		on securities		Dividends				net assets	assets without	investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	with fee waivers	fee waivers	income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses	and/or expenses	to average	Portfolio
	of period	income(a)	unrealized)	operations	income	of period	Return(b)	(000s omitted)	absorbed	absorbed	net assets	turnover(c)

Invesco Emerging Market Local Currency Debt Fund — Institutional Class
Commencement date through 10/31/10(d)	10.00	0.21	1.08	1.29	(0.18)	11.11	13.00	70,233	0.99 (e)	1.29 (e)	5.31 (e)	22

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of June 16, 2010.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $61,770 for Institutional Class shares.

											Ratio of	Ratio of
											expenses	expenses
			Net gains								to average	to average net	Ratio of net
	Net asset	Net	(losses) on		Dividends	Distributions					net assets	assets without	investment
	value,	investment	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers	fee waivers	income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses	and/or expenses	to average	Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed	absorbed	net assets	turnover(c)

Invesco Endeavor Fund — Institutional Class
Year ended 10/31/10	12.62	0.02	2.37	2.39	—	—	—	15.01	18.94	75,795	0.94 (d)	0.96 (d)	0.15 (d)	38
Year ended 10/31/09	9.12	0.03	3.60	3.63	(0.13)	—	(0.13)	12.62	40.76	2,655	1.08	1.09	0.28	30
Year ended 10/31/08	16.94	0.12	(6.49)	(6.37)	(0.12)	(1.33)	(1.45)	9.12	(40.66)	2,329	0.98	0.99	0.96	30
Year ended 10/31/07	15.78	0.15	1.83	1.98	—	(0.82)	(0.82)	16.94	12.94	5,864	0.90	0.94	0.85	39
Year ended 10/31/06	12.61	0.05	3.20	3.25	(0.08)	—	(0.08)	15.78	25.91	4,567	1.05	1.11	0.35	28

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $10,857 for Institutional Class shares.

											Ratio of	Ratio of
											expenses	expenses
			Net gains								to average	to average net	Ratio of net
	Net asset	Net	(losses) on		Dividends	Distributions		Total			net assets	assets without	investment
	value,	investment	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers	fee waivers	income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses	and/or expenses	to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period(b)	Return(c)	(000s omitted)	absorbed	absorbed	net assets		turnover(d)

Invesco Global Fund — Institutional Class
Year ended 10/31/10	9.44	0.00	1.13	1.13	—	—	—	10.57	11.97	7	1.96 (e)	2.07 (e)	(0.01	)(e)	38
Year ended 10/31/09	8.51	0.03	1.14	1.17	(0.24)	—	(0.24)	9.44	14.58	7	1.87	2.17	0.31		29
Year ended 10/31/08	16.68	0.22	(6.67)	(6.45)	(0.37)	(1.35)	(1.72)	8.51	(42.68)	6	1.40	1.40	1.70		41
Year ended 10/31/07	14.51	0.36	2.38	2.74	—	(0.57)	(0.57)	16.68	19.41	10	1.27	1.31	2.29		59
Year ended 10/31/06	11.50	0.01	3.16	3.17	—	(0.16)	(0.16)	14.51	27.87	14	1.64	1.69	0.08		59

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s) of $7 for Institutional Class shares.

45        Invesco Investment Funds

											Ratio of	Ratio of
											expenses	expenses
			Net gains								to average	to average net	Ratio of net
	Net asset		(losses) on		Dividends						net assets	assets without	investment
	value,	Net	securities (both	Total from	from net			Net asset		Net assets,	with fee waivers	fee waivers	income
	beginning	investment	realized and	investment	investment	Return of	Total	value, end	Total	end of period	and/or expenses	and/or expenses	to average	Portfolio
	of period	income(a)	unrealized)	operations	income	Capital	Distributions	of period(b)	Return(c)	(000s omitted)	absorbed	absorbed	net assets	turnover(d)

Invesco International Total Return Fund — Institutional Class
Year ended 10/31/10	11.68	0.22	0.51	0.73	(0.19)	—	(0.19)	12.22	6.39	4,457	0.85 (e)	1.03 (e)	1.94 (e)	203
Year ended 10/31/09	9.96	0.25	1.65	1.90	(0.17)	(0.01)	(0.18)	11.68	19.22	27,008	0.85	1.01	2.35	233
Year ended 10/31/08	11.18	0.27	(0.90)	(0.63)	(0.42)	(0.17)	(0.59)	9.96	(5.99)	28,117	0.85	0.94	2.42	224
Year ended 10/31/07	10.44	0.28	0.69	0.97	(0.23)	—	(0.23)	11.18	9.42	35,952	0.86	1.55	2.64	509
Year ended 10/31/06(f)	10.00	0.15	0.48	0.63	(0.07)	(0.12)	(0.19)	10.44	6.27	19,243	0.89 (g)	3.50 (g)	2.45 (g)	231

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s) of $21,709 for Institutional Class shares.
(f)	Commencement date of March 31, 2006 for Institutional Class Shares.
(g)	Annualized.

										Ratio of	Ratio of
				Net gains		Redemption				expenses	expenses
				(losses) on		fees				to average	to average net	Ratio of net
	Net asset	Net		securities		added to				net assets	assets without	investment
	value,	investment		(both	Total from	shares of	Net asset		Net assets,	with fee waivers	fee waivers	income (loss)
	beginning	income		realized and	investment	beneficial	value, end	Total	end of period	and/or expenses	and/or expenses	to average		Portfolio
	of period	(loss)		unrealized)	operations	interest	of period	Return(a)	(000s omitted)	absorbed	absorbed	net assets		turnover(b)

Invesco Japan Fund — Institutional Class
Year ended 10/31/10	5.16	(0.03	)(c)	0.03	0.00	0.00	5.16	0.00	387	2.00 (d)	4.56 (d)	(0.62	)(d)	107
Year ended 10/31/09	4.89	(0.00	)(c)	0.27	0.27	0.00	5.16	5.52	387	1.64	6.85	(0.11)		213
Year ended 10/31/08	9.41	0.02	(c)	(4.54)	(4.52)	0.00	4.89	(48.03)	366	1.45	3.79	0.30		154
Year ended 10/31/07	8.85	(0.02)		0.57	0.55	0.01	9.41	6.33	706	1.46	3.97	(0.19)		128
Year ended 10/31/06(e)	10.00	(0.03)		(1.13)	(1.16)	0.01	8.85	(11.50)	664	1.52 (f)	6.41 (f)	(0.62	)(f)	37

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the Fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are based on average daily net assets (000’s) of $392 for Institutional Class shares.
(e)	Commencement date of March 31, 2006 for Institutional Class shares.
(f)	Annualized.

									Ratio of	Ratio of
									expenses	expenses
			Net gains						to average	to average net	Ratio of net
	Net asset		(losses) on		Dividends				net assets	assets without	investment
	value,	Net	securities (both	Total from	from net	Net asset		Net assets,	with fee waivers	fee waivers	income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses	and/or expenses	to average	Portfolio
	of period	income(a)	unrealized)	operations	income	of period	Return(b)	(000s omitted)	absorbed	absorbed	net assets	turnover(c)

Invesco LIBOR Alpha Fund — Institutional Class
Year ended 10/31/10	8.88	0.24	0.11	0.35	(0.24)	8.99	3.99	170	0.57 (d)	1.05 (d)	2.70 (d)	95
Year ended 10/31/09	8.41	0.35	0.51	0.86	(0.39)	8.88	10.60	26	0.58	1.72	4.15	153
Year ended 10/31/08	9.86	0.51	(1.26)	(0.75)	(0.70)	8.41	(7.90)	10	0.65	1.30	5.48	116
Year ended 10/31/07	9.91	0.51	(0.04)	0.47	(0.52)	9.86	4.79	62	0.60	1.02	5.10	218
Year ended 10/31/06(e)	10.00	0.28	(0.09)	0.19	(0.28)	9.91	1.97	813	0.61 (f)	1.34 (f)	4.75 (f)	134

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the Fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s) of $97 for Institutional Class shares.
(e)	Commencement date of March 31, 2006 for Institutional Class shares.
(f)	Annualized.

46        Invesco Investment Funds

											Ratio of	Ratio of
			Net gains								expenses	expenses
			(losses)								to average	to average net	Ratio of net
	Net asset	Net	on securities		Dividends	Distributions					net assets	assets without	investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers	fee waivers	income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses	and/or expenses	to average	Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed	absorbed	net assets	turnover(c)

Invesco Small Companies Fund — Institutional Class
Year ended 10/31/10	12.30	0.04	3.50	3.54	(0.02)	—	(0.02)	15.82	28.79	29,499	0.86 (d)	0.88 (d)	0.27 (d)	50
Year ended 10/31/09	9.39	0.11	2.99	3.10	(0.07)	(0.12)	(0.19)	12.30	34.05	45,672	0.94	0.95	1.22	27
Year ended 10/31/08	17.00	0.10	(6.84)	(6.74)	(0.14)	(0.73)	(0.87)	9.39	(41.45)	147,944	0.90	0.91	0.75	41
Year ended 10/31/07	16.26	0.25	1.66	1.91	—	(1.17)	(1.17)	17.00	12.60	169,019	0.86	0.93	1.47	44
Year ended 10/31/06	13.76	0.06	2.68	2.74	—	(0.24)	(0.24)	16.26	20.16	29,481	0.91	1.01	0.44	47

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s) of $47,317 for Institutional Class shares.

47        Invesco Investment Funds

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period;

■	Your investment has a 5% return before expenses each year; and
■	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Invesco Balanced-Risk Allocation Fund — INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.90%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.10%	8.11%	12.27%	16.59%	21.08%	25.74%	30.58%	35.61%	40.83%	46.25%
End of Year Balance	$10,410.00	$10,810.79	$11,227.00	$11,659.24	$12,108.12	$12,574.28	$13,058.39	$13,561.14	$14,083.25	$14,625.45
Estimated Annual Expenses	$91.85	$122.02	$126.72	$131.60	$136.66	$141.92	$147.39	$153.06	$158.96	$165.07

Invesco China Fund — INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.75%	7.64%	11.68%	15.87%	20.21%	24.72%	29.39%	34.25%	39.28%	44.50%
End of Year Balance	$10,375.00	$10,764.06	$11,167.71	$11,586.50	$12,021.00	$12,471.79	$12,939.48	$13,424.71	$13,928.13	$14,450.44
Estimated Annual Expenses	$127.34	$132.12	$137.07	$142.21	$147.55	$153.08	$158.82	$164.78	$170.96	$177.37

Invesco Developing Markets Fund — INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.88%	7.91%	12.10%	16.45%	20.96%	25.66%	30.53%	35.60%	40.86%	46.33%
End of Year Balance	$10,388.00	$10,791.05	$11,209.75	$11,644.69	$12,096.50	$12,565.84	$13,053.40	$13,559.87	$14,085.99	$14,632.53
Estimated Annual Expenses	$114.17	$118.60	$123.20	$127.98	$132.95	$138.11	$143.47	$149.03	$154.82	$160.82

Invesco Emerging Market Local Currency Debt Fund — INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.99%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.01%	7.96%	12.06%	16.32%	20.74%	25.33%	30.09%	35.04%	40.17%	45.50%
End of Year Balance	$10,401.00	$10,796.24	$11,206.50	$11,632.34	$12,074.37	$12,533.20	$13,009.46	$13,503.82	$14,016.96	$14,549.61
Estimated Annual Expenses	$100.98	$127.18	$132.02	$137.03	$142.24	$147.65	$153.26	$159.08	$165.12	$171.40

Invesco Endeavor Fund — INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.04%	8.24%	12.62%	17.17%	21.90%	26.82%	31.95%	37.28%	42.82%	48.59%
End of Year Balance	$10,404.00	$10,824.32	$11,261.62	$11,716.59	$12,189.94	$12,682.42	$13,194.79	$13,727.86	$14,282.46	$14,859.47
Estimated Annual Expenses	$97.94	$101.90	$106.01	$110.30	$114.75	$119.39	$124.21	$129.23	$134.45	$139.88

Invesco Global Fund — INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	2.00%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.00%	6.01%	9.10%	12.29%	15.57%	18.94%	22.42%	25.99%	29.67%	33.46%
End of Year Balance	$10,300.00	$10,600.76	$10,910.30	$11,228.88	$11,556.77	$11,894.22	$12,241.54	$12,598.99	$12,966.88	$13,345.51
Estimated Annual Expenses	$203.00	$217.37	$223.72	$230.25	$236.97	$243.89	$251.01	$258.34	$265.89	$273.65
1 Your actual expenses may be higher or lower than those shown.

48        Invesco Investment Funds

Invesco International Total Return Fund — INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.85%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.15%	8.28%	12.58%	17.05%	21.70%	26.53%	31.56%	36.78%	42.21%	47.85%
End of Year Balance	$10,415.00	$10,828.48	$11,258.37	$11,705.32	$12,170.02	$12,653.17	$13,155.51	$13,677.78	$14,220.79	$14,785.35
Estimated Annual Expenses	$86.76	$109.40	$113.75	$118.26	$122.96	$127.84	$132.91	$138.19	$143.68	$149.38

Invesco Japan Fund — INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	2.00%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.00%	3.45%	3.91%	4.37%	4.82%	5.29%	5.75%	6.21%	6.68%	7.15%
End of Year Balance	$10,300.00	$10,345.32	$10,390.84	$10,436.56	$10,482.48	$10,528.60	$10,574.93	$10,621.46	$10,668.19	$10,715.13
Estimated Annual Expenses	$203.00	$470.71	$472.78	$474.86	$476.95	$479.05	$481.16	$483.28	$485.40	$487.54

Invesco LIBOR Alpha Fund — INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.60%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.40%	8.52%	12.81%	17.27%	21.90%	26.71%	31.72%	36.92%	42.33%	47.95%
End of Year Balance	$10,440.00	$10,852.38	$11,281.05	$11,726.65	$12,189.85	$12,671.35	$13,171.87	$13,692.16	$14,233.00	$14,795.20
Estimated Annual Expenses	$61.32	$111.78	$116.20	$120.79	$125.56	$130.52	$135.68	$141.04	$146.61	$152.40

Invesco Small Companies Fund — INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.12%	8.41%	12.88%	17.53%	22.37%	27.41%	32.66%	38.13%	43.82%	49.74%
End of Year Balance	$10,412.00	$10,840.97	$11,287.62	$11,752.67	$12,236.88	$12,741.04	$13,265.97	$13,812.53	$14,381.61	$14,974.13
Estimated Annual Expenses	$89.81	$93.51	$97.37	$101.38	$105.55	$109.90	$114.43	$119.15	$124.05	$129.17

1 Your actual expenses may be higher or lower than those shown.

49        Invesco Investment Funds

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds. The following information is about the Institutional Classes of the Invesco Funds and Invesco Van Kampen Funds (Invesco Funds or Funds), which are offered only to certain eligible institutional investors.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invesco.com/us. Click on the link for Accounts & Services, then Service Center, or consult the Fund’s SAI, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Suitability for Investors
The Institutional Class of the Fund is intended solely for use by institutional investors who (i) meet the eligibility requirements set forth below and (ii) trade through an omnibus, trust or similar account with the Fund. Institutional investors will receive an institutional level of fund services, which generally are limited to buying, selling or exchanging shares. Services such as dollar cost averaging and internet account access are generally limited to retail investors and are not available for institutional investor accounts.

Shares of the Institutional Class of the Fund are generally available for banks, trust companies and certain other financial intermediaries acting for the benefit of institutional client accounts, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, financial intermediaries and corporations investing for their own accounts, certain defined benefit plans, endowments, foundations and defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) of the Internal Revenue Code (the Code) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c)(3) organization) which meet asset and/or minimum initial investment requirements.

As illustrated in the table below, the Institutional Class minimum investment amounts are as follows: (i) for an institutional investor that is a defined contribution plan for which the sponsor has combined defined contribution plan and defined benefit plan assets of at least $100 million, there is no minimum initial investment requirement; otherwise the minimum initial investment requirement for an institutional investor that is a defined contribution plan is $10 million per client sub-account; (ii) for an institutional investor that is a bank, trust company or certain other financial intermediaries acting for the benefit of institutional client accounts, the minimum initial investment requirement is $10 million per client sub-account; (iii) for certain other institutional investors, the minimum initial investment requirement is $1 million per client sub-account; and (iv) for defined benefit plans, funds of funds or other pooled investment vehicles, there is no minimum initial investment requirement.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Shares Sold Without Sales Charges
You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class shares.

Minimum Investments
The minimum investments for Institutional Class accounts are as follows:

	Initial	Additional
Type of Account	Investments	Investments

Defined Contribution Plan (for which sponsor has $100 million in combined DC and DB assets)	$0	$0

Defined Contribution Plan (for which sponsor has less than $100 million in combined DC and DB assets)	$10 M	$0

Banks, Trust Companies and certain other financial intermediaries	$10 M	$0

Financial Intermediaries and other Corporations acting for their own accounts	$1 M	$0

Foundations or Endowments	$1 M	$0

Other institutional investors	$1 M	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Fund of Funds)	$0	$0

How to Purchase Shares

Purchase Options
	Opening An Account	Adding To An Account

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary. The financial adviser or financial intermediary should mail your completed account application to the transfer agent,	Contact your financial adviser or financial intermediary.
Invesco Investment Services, Inc., P.O. Box 0843, Houston, TX 77210-0843.
The financial adviser or financial intermediary should call the transfer agent at (800) 659-1005 to receive a reference number. Then, use the following wire instructions:
Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone and Wire	Open your account through a financial adviser or financial intermediary as described above.	Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions listed above.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund.

A-1        The Invesco Funds—Institutional Class

INSTCL—02/11

Redeeming Shares

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator). Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial adviser’s or financial intermediary’s call before the close of the customary trading session of the New York Stock Exchange (NYSE) on days the NYSE is open for business in order to effect the redemption at that day’s closing price.
By Telephone	A person who has been authorized in the account application to effect transactions may make redemptions by telephone. You must call the transfer agent before the close of the customary trading session of the NYSE on days the NYSE is open for business in order to effect the redemption at that day’s closing price.

Timing and Method of Payment
We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If your request is not in good order, we may require additional documentation in order to redeem your shares. Payment may be postponed under unusual circumstances, as allowed by the Securities and Exchange Commission (SEC), such as when the NYSE restricts or suspends trading.

If you redeem by telephone, we will transmit the amount of redemption proceeds electronically to your pre-authorized bank account.

We use reasonable procedures to confirm that instructions communicated via telephone are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine in their sole discretion whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If the Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

    Invesco China Fund
Invesco Developing Markets Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco Floating Rate Fund
Invesco Global Core Equity Fund
Invesco Global Equity Fund
Invesco Global Fund
Invesco Global Growth Fund
Invesco Global Real Estate Fund

    Invesco Global Small & Mid Cap Growth Fund
Invesco High Yield Fund
Invesco International Allocation Fund
Invesco International Core Equity Fund
Invesco International Growth Fund
Invesco International Small Company Fund
Invesco International Total Return Fund Invesco Japan Fund Invesco Van Kampen Emerging Markets Fund Invesco Van Kampen High Yield Fund Invesco Van Kampen International Growth Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.

■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the funds as underlying investments.

■	Redemptions and exchanges effectuated pursuant to an intermediary’s automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.

■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or individual retirement account (IRA) to the trustee or custodian of another employee benefit plan or IRA.

Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle. If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions.

Exchanging Shares
You may, under most circumstances, exchange Institutional Class shares in one Fund for Institutional Class shares of another Fund. An exchange is

A-2        The Invesco Funds—Institutional Class

the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares.

Any of the participating Funds or the distributor may modify or terminate this privilege at any time. The Fund or Invesco Distributors, Inc. (“Invesco Distributors”) will provide you with notice of such modification or termination if it is required to do so by law.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year; provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.

■	Exchanges of shares held by funds of funds and insurance company separate accounts which use the funds as underlying investments.

■	Exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.

■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

■	If you acquire shares in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or IRA to the trustee or custodian of a new employee benefit plan or IRA, your first reallocation of those assets will not count toward the exchange limitation.

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Rights Reserved by the Funds
Each Fund and its agent reserves the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.

■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except Invesco Limited Maturity Treasury Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Invesco Limited Maturity Treasury Fund. The Board of Invesco Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that Invesco Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, Invesco Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use Invesco Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.

■	One of the advantages of Invesco Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of Invesco Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they

A-3        The Invesco Funds—Institutional Class

believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and Invesco Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups

A-4        The Invesco Funds—Institutional Class

of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. Invesco High Income Municipal Fund and Invesco Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such other open-end Funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Each Fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day.

For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.

The Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
You can purchase, exchange or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.

■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.

■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2012) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.

■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.

■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”

■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in

A-5        The Invesco Funds—Institutional Class

computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.

■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that generally are exempt from federal income tax, such as retirement plans that are qualified under Section 401 and 403 of the Code and individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.

■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.

■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.

■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.

■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.

■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.

■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.

■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.

■	The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.

Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.

■	The Funds must meet certain requirements under the Code for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiary as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect for taxable years of the Fund with respect to which the extended due date of the return is after December 22, 2010. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.

■	Additionally, the Invesco Balanced-Risk Allocation Fund and the Invesco Balanced-Risk Commodity Strategy Fund have received a PLR from the IRS holding that the Funds’ income from a form of commodity-linked note is qualifying income. The Invesco Balanced-Risk Allocation Fund has also received a PLR from the IRS holding that its income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco Emerging Market Local Currency Debt Fund

■	The Fund may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Fund. If such regulations are issued, the Fund may not qualify as a regulated investment company and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however,

A-6        The Invesco Funds—Institutional Class

that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of the Fund, resulting in the Fund’s failure to qualify as a regulated investment company. In lieu of disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect for taxable years of the Fund with respect to which the extended due date of the return is after December 22, 2010.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
Invesco Distributors, the distributor of the Funds, an Invesco Affiliate, or one or more of its corporate affiliates (collectively, Invesco Affiliates) may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Fund on the financial intermediary’s Funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.10% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-7        The Invesco Funds—Institutional Class

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about each Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about each Fund’s investments. Each Fund’s annual report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. Each Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 659-1005

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semiannual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of each Fund’s SAI, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco China Fund
Invesco Developing Markets Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco Endeavor Fund and
Invesco Global Fund Invesco International Total Return Fund Invesco Japan Fund Invesco LIBOR Alpha Fund Invesco Small Companies Fund
SEC 1940 Act file number: 811-05426

invesco.com/us AIF-PRO-1

AIF-PXY-2

Part B
STATEMENT OF ADDITIONAL INFORMATION
January 18, 2012
To the
Registration Statement on Form N-14 Filed by:
AIM Investment Funds (Invesco Investment Funds)
On behalf of Invesco Balanced-Risk Commodity Strategy Fund
11 Greenway Plaza, Suite 2500
Houston, Texas 77046-1173
(800) 959-4246
Relating to the April 2, 2012 Special Meetings of Shareholders of the following Invesco Funds:
Invesco Commodities Strategy Fund
This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated January 18, 2012, relating specifically to the Special Meetings of Shareholders of the Target Fund to be held on April 2, 2012 (the “Proxy Statement/Prospectus”). Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to Invesco Investment Services, Inc., 11 Greenway Plaza, Suite 2500, Houston, Texas 77046, or by calling (800) 959-4246. You can also access this information at www.invesco.com/us.

Page
General Information	1
Incorporation by Reference	1
Pro Forma Financial Information	2

General Information
This Statement of Additional Information relates to (a) the proposed acquisition of all of the assets and assumption of all of the liabilities of the “Target Fund,” as identified below, by the corresponding “Acquiring Fund” in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund. Further information is included in the Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this Statement of Additional Information. The Invesco Commodities Strategy Fund and Invesco Balanced-Risk Commodity Strategy Fund are series of AIM Investment Funds (Invesco Investment Funds).

Target Fund	Acquiring Fund
Invesco Commodities Strategy Fund	Invesco Balanced-Risk Commodity Strategy Fund
Incorporation of Documents by Reference into the Statement of Additional Information
This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:
1.	Statement of Additional Information dated November 18, 2011 for AIM Investment Funds (Invesco Investment Funds), with respect to Invesco Commodities Strategy Fund (filed via EDGAR on November 17, 2011, Accession No. 0000950123-11-099341) (“Commodities Strategy SAI”).

2.	Statement of Additional Information dated February 28, 2011 for AIM Investment Funds (Invesco Investment Funds), with respect to Invesco Balanced-Risk Commodity Strategy Fund (filed via EDGAR on February 25, 2011, Accession No. 0000950123-11-018032) (“Balanced-Risk SAI”).

3.	Supplement dated May 4, 2011 to Balanced-Risk SAI (filed via EDGAR on May 5, 2011, Accession No. 0000950123-11-044840).

4.	Supplement dated April 11, 2011 to Balanced-Risk SAI (filed via EDGAR on April 11, 2011, Accession No. 0000950123-11-034542).

5.	Supplement dated April 8, 2011 to Balanced-Risk SAI (filed via EDGAR on April 8, 2011, Accession No. 0000950123-11-034130).

6.	Supplement dated March 31, 2011 to Balanced-Risk SAI (filed via EDGAR on April 1, 2011, Accession No. 0000950123-11-031650).

7.	The audited financial statements and related report of the independent public accounting firm included in the AIM Investment Funds (Invesco Investment Funds) Annual Report to Shareholders for the fiscal year ended October 31, 2011, with respect to Invesco Commodities Strategy Fund (filed via EDGAR on January 9, 2012, Accession No. 0000950123-12-000503).

8.	The audited financial statements and related report of the independent public accounting firm included in the AIM Investment Funds (Invesco Investment Funds) Annual Report to Shareholders for the fiscal year ended October 31, 2011, with respect to Invesco Balanced-Risk Commodity Strategy Fund (filed via EDGAR on January 9, 2012, Accession No. 0000950123-12-000503).

Pro Forma Financial Information
Pro Forma Financial Information
Invesco Commodities Strategy Fund into Invesco Balanced-Risk Commodity
Strategy Fund
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the eleven month period ended October 31, 2011. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Reorganization
Note 1 — Reorganization
The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as of the beginning of the period as indicated below in the table.

Target Fund	Acquiring Fund	11 Month Period Ended
Invesco Commodities Strategy Fund	Invesco Balanced-Risk Commodity Strategy Fund	October 31, 2011
Basis of Pro Forma
The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Class A	6,779,584	Class A
Class B	710,876	Class B
Class C	719,292	Class C
Class R	19,897	Class R
Class Y	486,604	Class Y
Institutional Class	5,136	Institutional Class
Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

Note 2 — Net Assets
The table below shows the net assets of the Target Fund and the Acquiring Fund and Pro Forma combined net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Commodities Strategy Fund (Target Fund)	$90,818,103	October 31, 2011
Invesco Balanced-Risk Commodity Strategy Fund (Acquiring Fund)	171,788,610	October 31, 2011
Invesco Balanced-Risk Commodity Strategy Fund (Pro Forma Combined)	$262,606,713	October 31, 2011
Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Increase (decrease)
Expense Category	in expense
Advisory fees (1)	$546,295
Administrative services fees (2)	5,078
Distribution fees (3)	11,183
Reports to Shareholders fees (4)	(7,700)
Professional fees (5)	(39,259)
Trustees’ and officers fees and benefits (6)	(3,300)
Fee waiver and/or expense reimbursements (1)	(871,912)

(1)	Under the terms of the investment advisory contract of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates in effect for the Acquiring Fund based on pro forma combined net assets. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses through at least June 30, 2014 as part of the contractual expense limitation agreement of the Acquiring Fund. The Adviser has contractually agreed through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.22%, 1.97%, 1.97%, 1.47%, 0.97% and 0.97% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

(2)	Administrative services fees were adjusted to reflect the fee rates for the combined assets pursuant to the master administrative services agreement for the Acquiring Fund.

(3)	Under the terms of the master distribution agreement of the Acquiring Fund, distribution fees have been adjusted to reflect the contractual rates of the Acquiring Fund for Class C shares.

(4)	Reports to shareholders fees were reduced to adjust for the duplicative fixed costs of production and typesetting costs.

(5)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(6)	Trustees’ and officer’s fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.
No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.
Note 4 — Security Valuation Policy
Securities, including restricted securities, are valued according to the following policy:
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
Note 5 — Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of October 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in consolidated the financial statements may materially differ from the value received upon actual sale of those investments.
During the eleven months ended October 31, 2011, there were no significant transfers between investment levels.

Invesco Commodities Strategy Fund (Target Fund)

	Level 1	Level 2	Level 3	Total
Commodity-Linked Securities	$—	$25,544,834	$—	$25,544,834
Exchange Traded Fund	2,470,521	—	—	2,470,521
U.S. Treasury Debt Securities	—	37,999,547	—	37,999,547

Money Market Funds	24,374,233	—	—	24,374,233

	$26,844,754	$63,544,381	$—	$90,389,135

Futures and Swap Agreements*	1,756,082	44,595	—	1,800,677

Total Investments	$28,600,836	$63,588,976	$—	$92,189,812

*	Unrealized appreciation.
Invesco Balanced-Risk Commodity Strategy Fund (Acquiring Fund)

	Level 1	Level 2	Level 3	Total
Commodity-Linked Securities	$—	$20,111,937	$—	$20,111,937
U.S. Treasury Debt Securities	—	65,499,194	—	65,499,194

Money Market Funds	71,902,581	—	—	71,902,581

	$71,902,581	$85,611,131	$—	$157,513,712

Futures and Swap Agreements*	(414,181)	6,013,138	—	5,598,957

Total Investments	$71,488,400	$91,624,269	$—	$163,112,669

*	Unrealized appreciation (depreciation).
Invesco Balanced-Risk Commodity Strategy Fund (Pro Forma Combined)

	Level 1	Level 2	Level 3	Total
Commodity-Linked Securities	$—	$45,656,771	$—	$45,656,771
Exchange Traded Fund	2,470,521	—	—	2,470,521
U.S. Treasury Debt Securities	—	103,498,741	—	103,498,741

Money Market Funds	96,276,814	—	—	96,276,814

	$98,747,335	$149,155,512	$—	$247,902,847

Futures and Swap Agreements*	1,341,901	6,057,733	—	7,399,634

Total Investments	$100,089,236	$155,213,245	$—	$255,302,481

*	Unrealized appreciation.
Note 6 — Reorganization Costs
The Target Fund is expected to incur an estimated $110,000 in Reorganization costs. These costs represent the estimated non recurring expense of the Target Fund carrying out its obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization. Invesco will bear 100% of these costs for the Target Fund. The Acquiring Fund is expected to incur approximately $30,000 of expenses in connection with the Reorganization and will bear 100% of these costs and expenses. The pro forma financial information has not been adjusted for any costs related to the Reorganization.
Note 7 — Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure, and policies/ restrictions of the Acquiring Fund.
Note 8 — Tax Information
Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, a Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.
At October 31, 2011 the Target Fund had a capital loss carryforward of approximately $12,928,867. At October 31, 2011 the Acquiring Fund did not have a capital loss carryforward. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT EASY VOTING OPTIONS: VOTE ON THE INTERNET Log on to: www.proxy-direct.com Follow the on-screen instructions available 24 hours VOTE BY TELEPHONE Call 1-800-337-3503 Follow the recorded instructions available 24 hours VOTE BY MAIL Vote, sign and date your Proxy Card and return it in the postage-paid envelope Please detach at perforation before mailing. INVESCO COMMODITIES STRATEGY FUND (the “Target Fund”) AN INVESTMENT PORTFOLIO OF AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS) (the “Trust”) PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES (the “Board”) PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 2, 2012 The undersigned hereby appoints Philip A. Taylor, John M. Zerr and Sheri Morris, and any one of them separately, proxies with full power of substitution in each, and hereby authorizes them to represent and to vote, as designated on the reverse of this proxy card, at the Special Meeting of Shareholders on April 2, 2012, at 3:00 p.m., Central time, and at any adjournment or postponement thereof, all of the shares of the Target Fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICE INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL. NOTE: If you vote by telephone or on the Internet, please do NOT return your proxy card. VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: 1-800-337-3503 NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS PROXY CARD. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, limited liability company, or partnership, please sign in full entity name and indicate the signer’s position with the entity. Signature Signature Date INV-COM_23180_122311 PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT! Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to Be Held on April 2, 2012. The Proxy Statement is available at: https://www.proxy-direct.com/inv23180 Please detach at perforation before mailing. THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD. THE BOARD RECOMMENDS VOTING “FOR” THE PROPOSAL. TO VOTE, MARK A BLOCK BELOW IN BLUE OR BLACK INK. Example: To vote in accordance with the Board’s recommendation mark this box. No other vote is necessary. To vote in accordance with the Board’s recommendation mark this box. No other vote is necessary. FOR AGAINST ABSTAIN PROXIES ARE AUTHORIZED TO VOTE, IN THEIR DISCRETION, UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF. PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE. INV-COM23180122311 1. To approve an Agreement and Plan of Reorganization between the Target Fund and Invesco Balanced-Risk Commodity Strategy Fund (the “Acquiring Fund”), a series of the Trust, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.